                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                       Post-Effective Amendment No. 20                  [X]
                             (File No. 33-62457)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 64                          [X]
                            (File No. 811-4298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                  RiverSource Variable Life Separate Account

                               Name of Depositor:
                      RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                            Rodney J. Vessels, Esq.
                        50605 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering      N/A
                                             -----   ------------------

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on May 1, 2007 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2007


RIVERSOURCE

SUCCESSION SELECT(SM)
VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY: RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

           70100 Ameriprise Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 862-7919
           Website address: riversource.com/lifeinsurance

           RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

o     A fixed account to which we credit interest.

o     Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

o     Are NOT deposits or obligations of a bank or financial institution;

o Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency; and

o Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 1

TABLE OF CONTENTS


FEE TABLES ..............................................................    3
   Transaction Fees .....................................................    3
   Charges Other than Fund Operating Expenses ...........................    3
   Annual Operating Expenses of the Funds ...............................    5
POLICY BENEFITS AND RISKS ...............................................    7
   Policy Benefits ......................................................    7
   Policy Risks .........................................................   10
   Fund Risks ...........................................................   12
LOADS, FEES AND CHARGES .................................................   13
   Premium Expense Charge ...............................................   13
   Monthly Deduction ....................................................   13
   Surrender Charge .....................................................   14
   Partial Surrender Charge .............................................   15
   Mortality and Expense Risk Charge ....................................   15
   Transfer Charge ......................................................   16
   Annual Operating Expenses of the Funds ...............................   16
   Effect of Loads, Fees and Charges ....................................   16
   Other Information on Charges .........................................   16
RIVERSOURCE LIFE ........................................................   16
THE VARIABLE ACCOUNT AND THE FUNDS ......................................   17
   Relationship Between Funds and Subaccounts ...........................   26
   Substitution of Investments ..........................................   26
   Voting Rights ........................................................   26
THE FIXED ACCOUNT .......................................................   27
PURCHASING YOUR POLICY ..................................................   27
   Application ..........................................................   27
   Premiums .............................................................   28
   Limitations on the Use of the Policy .................................   28
POLICY VALUE ............................................................   28
   Fixed Account ........................................................   28
   Subaccounts ..........................................................   28
POLICY VALUE CREDITS ....................................................   30
KEEPING THE POLICY IN FORCE .............................................   30
   Minimum Initial Premium Period .......................................   30
   Death Benefit Guarantees .............................................   30
   Grace Period .........................................................   31
   Reinstatement ........................................................   32
   Exchange Right .......................................................   32
PROCEEDS PAYABLE UPON DEATH .............................................   32
   Change in Death Benefit Option .......................................   33
   Changes in Specified Amount ..........................................   33
   Misstatement of Age or Sex ...........................................   33
   Suicide ..............................................................   33
   Beneficiary ..........................................................   34
TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS .....................   34
   Restrictions on Transfers ............................................   34
   Fixed Account Transfer Policies ......................................   36
   Minimum Transfer Amounts .............................................   36
   Maximum Transfer Amounts .............................................   36
   Charge for Transfers .................................................   36
   Automated Transfers ..................................................   36
   Automated Dollar-Cost Averaging ......................................   37
   Asset Rebalancing ....................................................   37
POLICY LOANS ............................................................   38
   Minimum Loan Amounts .................................................   38
   Maximum Loan Amounts .................................................   38
   Allocation of Loans to Accounts ......................................   38
   Repayments ...........................................................   38
   Overdue Interest .....................................................   38
   Effect of Policy Loans ...............................................   38
POLICY SURRENDERS .......................................................   39
   Total Surrenders .....................................................   39
   Partial Surrenders ...................................................   39
TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER .......................   39
PAYMENT OF POLICY PROCEEDS ..............................................   40
   Payment Options ......................................................   40
   Deferral of Payments .................................................   40
FEDERAL TAXES ...........................................................   41
   RiverSource Life's Tax Status ........................................   41
   Taxation of Policy Proceeds ..........................................   41
   Modified Endowment Contracts .........................................   43
   Other Tax Considerations .............................................   43
   Split Dollar Arrangements ............................................   44
DISTRIBUTION OF THE POLICY ..............................................   45
LEGAL PROCEEDINGS .......................................................   47
POLICY ILLUSTRATIONS ....................................................   48
KEY TERMS ...............................................................   51
FINANCIAL STATEMENTS ....................................................   52


CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


2 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER POLICY VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES

           CHARGE                  WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE         When you pay premium.            5% of each premium payment.
---------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(a)            When you surrender your policy   Rate per $1,000 of the initial specified amount:
                               for its full cash surrender or
                               value, the policy lapses,        MINIMUM: $2.35 -- Female, Standard Nonsmoker, Age 15; Male,
                               during the first 15 policy       Standard Nonsmoker, Age 90
                               years.
                                                                MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age 70;
                                                                Male, Standard Nonsmoker, Age 70

                                                                REPRESENTATIVE INSURED: $18.6949 -- Female, Preferred
                                                                Nonsmoker, Age 55; Male, Standard Nonsmoker, Age 55
---------------------------------------------------------------------------------------------------------------------------
PARTIAL SURRENDER CHARGE       When you surrender part of the   The lesser of:
                               value of your policy.
                                                                o     $25; or

                                                                o     2% of the amount surrendered.
---------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                Upon transfer, if we impose a    MAXIMUM: Up to $25 per transfer in excess of five.
                               limit of five transfers per
                               year by mail or phone per        CURRENT: No charge.
                               policy year.
---------------------------------------------------------------------------------------------------------------------------
FEES FOR EXPRESS MAIL AND      When we pay policy proceeds by   o     $15 -- United States
ELECTRONIC FUND TRANSFERS OF   express mail or electronic
LOAN PAYMENTS AND              fund transfer.                   o     $30 -- International
SURRENDERS
---------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

           CHARGE                  WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
COST OF INSURANCE              Monthly.                         Monthly rate per $1,000 of net amount at risk:
CHARGES(a)
                                                                MINIMUM: $.00006 -- Female, Standard, Age 15; Female,
                                                                Standard, Age 15: Duration 1

                                                                MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male, Smoker, Age
                                                                90: Duration 15

                                                                REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55:
                                                                Duration 1
---------------------------------------------------------------------------------------------------------------------------
POLICY FEE                     Monthly.                         MAXIMUM:

                                                                $20 per month for first 10 policy years; and
                                                                $7.50 per month for policy years 11+.

                                                                CURRENT:

                                                                $20 per month for the first 10 policy years.
---------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 3

           CHARGE                  WHEN CHARGE IS DEDUCTED                           AMOUNT DEDUCTED
ADMINISTRATIVE CHARGE(a)       Monthly.                         Monthly rate per $1,000 of initial specified amount:

                                                                GUARANTEED:

                                                                Years 1-10 $.07
                                                                Years 11+ $.02

                                                                CURRENT:              YOUNGEST INSURED'S AGE
                                                                         Per $1,000 of initial specified amount per month
                                                                                   15-39      40-59       60+
                                                                Years 1-10          $.04       $.05      $.06
                                                                Years 11+           $.00       $.00      $.00

                                                                REPRESENTATIVE INSUREDS: Male, Standard Nonsmoker, Age 55;
                                                                Female, Preferred, Nonsmoker, Age 55

                                                                Years 1-10 $.07
                                                                Years 11+ $.02
---------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE          Daily.                           GUARANTEED:
RISK CHARGE
                                                                o     .90% of the average daily net asset value of the
                                                                      subaccounts for all policy years.

                                                                CURRENT:

                                                                o     .90% of the average daily net asset value of the
                                                                      subaccounts for policy years 1-10; and

                                                                o     .45% of the average daily net asset value of the
                                                                      subaccounts for policy years 11+.
---------------------------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS         Charged daily and due at the     GUARANTEED: 6% per year.
                               end of the policy year.
                                                                CURRENT:

                                                                o     6% for policy years 1-10;

                                                                o     4% for policy years 11+.
---------------------------------------------------------------------------------------------------------------------------
FOUR-YEAR TERM INSURANCE       Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
RIDER (FYT)(a),(b)
                                                                MINIMUM: $.00006 -- Female, Standard, Age 15; Female,
                                                                Standard, Age 15; Duration 1

                                                                GUARANTEED: $18.51 -- Male, Smoker, Age 90; Male, Smoker,
                                                                Age 85: Duration 4

                                                                REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55:
                                                                Duration 1
---------------------------------------------------------------------------------------------------------------------------
POLICY SPLIT OPTION RIDER      Monthly.                         Monthly rate is $.06 per $1,000 of the current base policy
(PSO)                                                           specified amount plus the STR specified amount.
---------------------------------------------------------------------------------------------------------------------------
SURVIVOR TERM RIDER            Monthly.                         Monthly rate per $1,000 of the cost of insurance amount:
(STR)(a),(c)
                                                                MINIMUM: $.00006 -- Female, Standard Nonsmoker, Age 15;
                                                                Female, Standard Nonsmoker, Age 15; Duration 1

                                                                MAXIMUM: $83.33 -- Male, Smoker, Age 75; Male, Smoker, Age
                                                                75; Duration 25

                                                                REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                                Nonsmoker, Age 55; Female, Preferred Nonsmoker, Age 55;
                                                                Duration 1
---------------------------------------------------------------------------------------------------------------------------

(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay.
      For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

(b)   This rider will terminate if one of the following circumstances occurs:
      (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.

(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies.



4 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                  MINIMUM   MAXIMUM
Total expenses before fee waivers and/or expense reimbursements    0.51%     1.51%

(a)   Each fund deducts management fees and other expenses from fund assets.
      Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted
      12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The
      Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                          MANAGEMENT    12b-1    OTHER        ANNUAL
                                                                             FEES       FEES    EXPENSES     EXPENSES
AIM V.I. Capital Appreciation Fund, Series I Shares                           0.61%        --%   0.30%**    0.91%(1)
AIM V.I. Capital Development Fund, Series I Shares                            0.75         --    0.35**     1.10(1),(2)
AIM V.I. Core Equity Fund, Series I Shares                                    0.61         --    0.30**     0.91(1)
American Century VP International, Class I                                    1.23         --      --       1.23
American Century VP Value, Class I                                            0.93         --      --       0.93
Calvert Variable Series, Inc. Social Balanced Portfolio                       0.70         --    0.21       0.91
Credit Suisse Trust - Mid-Cap Core Portfolio
(previously Credit Suisse Trust - Mid-Cap Growth Portfolio)                   0.75         --    0.59       1.34(3)
Credit Suisse Trust - Small Cap Core I Portfolio
(previously Credit Suisse Trust - Small Cap Growth Portfolio)                 0.88         --    0.23       1.11
Fidelity(R) VIP Growth & Income Portfolio Service Class                       0.47       0.10    0.13       0.70
Fidelity(R) VIP Mid Cap Portfolio Service Class                               0.57       0.10    0.11       0.78
Fidelity(R) VIP Overseas Portfolio Service Class                              0.72       0.10    0.16       0.98
FTVIPT Franklin Global Real Estate Securities Fund - Class 2
(previously FTVIPT Franklin Real Estate Fund - Class 2)                       0.47       0.25    0.03       0.75(4)
FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     0.51       0.25    0.20**     0.96(5)
FTVIPT Templeton Foreign Securities Fund - Class 2                            0.63       0.25    0.18**     1.06(5)
Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                   0.80         --    0.07       0.87(6)
Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional
Shares                                                                        0.75         --    0.24       0.99(6),(7)
Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares          0.65         --    0.07       0.72(6)
Janus Aspen Series Global Technology Portfolio: Service Shares                0.64       0.25    0.21**     1.10
Janus Aspen Series International Growth Portfolio: Service Shares             0.64       0.25    0.07**     0.96
Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                   0.64       0.25    0.06**     0.95
Lazard Retirement International Equity Portfolio - Service Shares             0.75       0.25    0.19       1.19
MFS(R) Investors Growth Stock Series - Service Class                          0.75       0.25    0.12       1.12
MFS(R) New Discovery Series - Service Class                                   0.90       0.25    0.13       1.28
Putnam VT High Yield Fund - Class IB Shares                                   0.68       0.25    0.13**     1.06(8)
Putnam VT International New Opportunities Fund - Class IB Shares              1.00       0.25    0.24**     1.49(8)
Putnam VT New Opportunities Fund - Class IA Shares                            0.62         --    0.09**     0.71
Putnam VT Vista Fund - Class IB Shares                                        0.65       0.25    0.15**     1.05



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 5

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                          MANAGEMENT    12b-1    OTHER        ANNUAL
                                                                             FEES       FEES    EXPENSES     EXPENSES
RiverSource(R) Variable Portfolio - Balanced Fund                             0.56%     0.13%     0.15%**   0.84%(9),(10)
RiverSource(R) Variable Portfolio - Cash Management Fund                      0.33      0.13      0.14      0.60(9)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                     0.46      0.13      0.15**    0.74(9)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund            0.64      0.13      0.14**    0.91(9),(10)
RiverSource(R) Variable Portfolio - Emerging Markets Fund                     1.13      0.13      0.25**    1.51(9),(10)
RiverSource(R) Variable Portfolio - Global Bond Fund                          0.70      0.13      0.17**    1.00(9)
RiverSource(R) Variable Portfolio - Growth Fund                               0.71      0.13      0.17**    1.01(9),(10)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                      0.59      0.13      0.16**    0.88(9)
RiverSource(R) Variable Portfolio - International Opportunity Fund            0.76      0.13      0.19**    1.08(9),(10)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                     0.57      0.13      0.13**    0.83(9),(10)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                       0.60      0.13      0.15**    0.88(9),(10),(11)
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                        0.22      0.13      0.16**    0.51(9,(11)
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund       0.48      0.13      0.16**    0.77(9)
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                  0.72      0.13      0.23**    1.08(9),(10)
Royce Micro-Cap Portfolio - Investment Class                                  1.25        --      0.06      1.31
Third Avenue Value Portfolio                                                  0.90        --      0.27      1.17
Wanger International Small Cap                                                0.91        --      0.10      1.01
Wanger U.S. Smaller Companies                                                 0.90        --      0.05      0.95

   * The Funds provided the information on their expenses and we have not independently verified the information.

 ** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

 (1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) of Series I shares to 1.30% of average daily net assets. This expense limitation is in effect through at least April 30, 2008.

 (2) Through April 30, 2008, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. After fee waivers and expense reimbursements net expenses would be 1.09% for AIM V.I. Capital
      Development Fund, Series I Shares.

 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 1.21% for Credit Suisse Trust - Mid-Cap Core Portfolio.

 (4) The Fund's fees and expenses have been restated as if the Fund's new investment management and fund administration agreements had been in place for the fiscal year ended Dec. 31, 2006. The manager and administrator, however, have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning
      May 1, 2012, the full new investment management and administration fees will then be in effect.

 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange
      Commission (SEC). After fee reductions net expenses would be 0.93% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and 1.03% for
      FTVIPT Templeton Foreign Securities Fund - Class 2.

 (6) "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed in the table above. The
      Investment Adviser has voluntarily agreed to limit "Other expenses"
      (subject to certain exclusions) to the extent that such expenses exceed, on an annual basis, 0.054% of the Fund's average daily net assets for Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares, 0.114% of the Fund's average daily net assets for Goldman Sachs VIT Structured
      Small Cap Equity Fund - Institutional Shares and 0.044% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity
      Fund - Institutional Shares. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

 (7) The Investment Adviser has voluntarily agreed to waive a portion of its Management fee. After fee waivers and expense reimbursements net expenses would be 0.97% for Goldman Sachs VIT Structured Small Cap
      Equity Fund - Institutional Shares.

 (8) Putnam Management has a contractual agreement to limit expenses through Dec. 31, 2007. After fee waivers and expense reimbursements net expenses would be 1.00% for Putnam VT High Yield Fund - Class IB Shares and 1.40% for Putnam VT International New Opportunities Fund - Class IB Shares.

 (9) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(10) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund and 0.07% for RiverSource(R)
      Variable Portfolio - Small Cap Advantage Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.04% for RiverSource(R) Variable Portfolio - Emerging Markets Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund and
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund.

(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed: 1.00% for RiverSource(R) Variable Portfolio - Mid Cap
      Growth Fund and 0.495% for RiverSource(R) Variable Portfolio - S&P 500
      Index Fund.



6 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

POLICY  BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS


    POLICY BENEFIT                         WHAT IT MEANS                                          HOW IT WORKS
DEATH BENEFIT            We will pay a benefit to the beneficiary of the     The amount payable is the death benefit amount minus
                         policy when both insureds have died. Before the     any indebtedness as of the death benefit valuation
                         youngest insured's attained insurance age 100,      date. You may choose either of the following death
                         your policy's death benefit on the last             benefit options:
                         surviving insured's death can never be less than
                         the specified amount unless you change that         OPTION 1 (LEVEL AMOUNT): If death is prior to the
                         amount or your policy has outstanding               youngest insured's attained insurance age 100, the
                         indebtedness.                                       death benefit amount is the greater of the following as
                                                                             determined on the death benefit valuation date:

                                                                             o      the specified amount; or

                                                                             o      a percentage of the policy value.

                                                                             OPTION 2 (VARIABLE AMOUNT): If death is prior to the
                                                                             youngest insured's attained insurance age 100, the
                                                                             death benefit amount is the greater of the following as
                                                                             determined on the death benefit valuation date:

                                                                             o      the policy value plus the specified amount; or

                                                                             o      a percentage of the policy value.

                                                                             You may change the death benefit option or specified
                                                                             amount within certain limits, but doing so generally
                                                                             will affect policy charges.

                                                                             UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON OR
                                                                             AFTER THE YOUNGEST INSURED'S ATTAINED INSURANCE AGE
                                                                             100, THE DEATH BENEFIT AMOUNT WILL BE THE GREATER OF:

                                                                             o      the policy value on the death benefit valuation
                                                                                    date; or

                                                                             o      the policy value at the youngest insured's
                                                                                    attained insurance age 100.

------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL          Your policy will not lapse (end without value)      MINIMUM INITIAL PREMIUM PERIOD: A period of time during
GUARANTEE PERIOD AND     if the Minimum Initial Premium Period or any of     the early years of the policy when you may choose to
DEATH BENEFIT            the DBG options are in effect, even if the cash     pay the minimum initial premium as long as the policy
GUARANTEES (DBG)*        surrender value is less than the amount needed      value minus indebtedness equals or exceeds the monthly
                         to pay the monthly deduction.                       deduction.
*     IN MARYLAND,
      REFERRED TO AS                                                         DEATH BENEFIT GUARANTEES: Each policy has the following
      NO LAPSE                                                               two DBG options which remain in effect if you meet
      GUARANTEE (NLG).                                                       certain premium requirements and indebtedness does not
                                                                             exceed the policy value minus surrender charges:

                                                                             o      DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85)
                                                                                    guarantees the policy will not lapse before the
                                                                                    youngest insured's attained insurance age 85 (or
                                                                                    15 policy years, if later).

                                                                             o      DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                                                    guarantees the policy will not lapse before the
                                                                                    youngest insured's attained insurance age 100.

                                                                             The DBG-85 and DBG-100 are not available in
                                                                             Massachusetts, New Jersey and Texas.

------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 7

    POLICY BENEFIT                         WHAT IT MEANS                                          HOW IT WORKS
FLEXIBLE PREMIUMS        You choose when to pay premiums and how much        When you apply for your policy, you state how much you
                         premium to pay.                                     intend to pay and whether you will pay quarterly,
                                                                             semiannually or annually. You may also make additional,
                                                                             unscheduled premium payments subject to certain limits.
                                                                             You cannot make premium payments on or after the
                                                                             youngest insured's attained insurance age 100. We may
                                                                             refuse premiums in order to comply with the Code.
                                                                             Although you have flexibility in paying premiums, the
                                                                             amount and frequency of your payments will affect the
                                                                             policy value, cash surrender value and the length of
                                                                             time your policy will remain in force as well as affect
                                                                             whether any of the DBG options remain in effect.
------------------------------------------------------------------------------------------------------------------------------------
POLICY VALUE CREDITS     You may receive a credit to your policy value       If you have met certain premium requirements, we
                         beginning in the second policy year.                currently credit the policy value on a pro rata basis
                                                                             with an amount equal on an annual basis to .15% of the
                                                                             policy value. We reserve the right to change the credit
                                                                             percentage. No minimum credit is guaranteed. We reserve
                                                                             the right to calculate and apply the policy value
                                                                             credit on a monthly, quarterly, semi-annual or annual
                                                                             basis as we determine.
------------------------------------------------------------------------------------------------------------------------------------
RIGHT TO EXAMINE YOUR    You may return your policy for any reason and       You may mail or deliver the policy to our home office
POLICY ("FREE LOOK")     receive a full refund of all premiums paid.         or to your sales representative with a written request
                                                                             for cancellation by the 20th day after you receive it.
                                                                             On the date your request is postmarked or received, the
                                                                             policy will immediately be considered void from the
                                                                             start.

                                                                             Under our current administrative practice, your request
                                                                             to cancel the policy under the "Free Look" provision
                                                                             will be honored if received at our home office within
                                                                             30 days from the latest of the following dates:

                                                                             o      The date we mail the policy from our office

                                                                             o      The policy date (only if the policy is issued in
                                                                                    force)

                                                                             o      The date your sales representative delivers the
                                                                                    policy to you as evidenced by our policy
                                                                                    delivery receipt, which you must sign and date.

                                                                             We reserve the right to change or discontinue this
                                                                             administrative practice at any time.
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE RIGHT           For two years after the policy is issued, you       Because the policy itself offers a fixed return option
                         can exchange it for one that provides benefits      all you need to do is transfer all of the policy value
                         that do not vary with the investment return of      in the subaccounts to the fixed account. This exchange
                         the subaccounts.                                    does not require our underwriting approval. We do not
                                                                             issue a new policy. State restrictions may apply.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CHOICES       You may direct your net premiums or transfer
                         your policy's value to:

                         o      THE VARIABLE ACCOUNT which consists of       o      UNDER THE VARIABLE ACCOUNT your policy's value
                                subaccounts, each of which invests in a             may increase or decrease daily, depending on the
                                fund with a particular investment                   investment return. No minimum amount is
                                objective; or                                       guaranteed.

                         o      THE FIXED ACCOUNT which is our general       o      THE FIXED ACCOUNT earns interest rates that we
                                investment account.                                 adjust periodically. This rate will never be
                                                                                    lower than 4%.
------------------------------------------------------------------------------------------------------------------------------------


8 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

    POLICY BENEFIT                         WHAT IT MEANS                                          HOW IT WORKS
SURRENDERS               You may cancel the policy while it is in force      The cash surrender value is the policy value minus
                         and receive its cash surrender value or take a      indebtedness minus any applicable surrender charges.
                         partial surrender out of your policy.               Partial surrenders are available within certain limits
                                                                             for a fee.
------------------------------------------------------------------------------------------------------------------------------------
LOANS                    You may borrow against your policy's cash           Your policy secures the loan.
                         surrender value.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS                You may transfer your policy's value.               You may, at no charge, transfer policy value from one
                                                                             subaccount to another or between subaccounts and the
                                                                             fixed account. You can also arrange for automated
                                                                             transfers among the fixed account and subaccounts.
                                                                             Certain restrictions may apply to transfers.
------------------------------------------------------------------------------------------------------------------------------------
OPTIONAL INSURANCE       You may add optional benefits to your policy at     AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                 an additional cost, in the form of riders (if you
                         meet certain requirements). The amounts of these    o      FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                         benefits do not vary with investment experience            provides a specified amount of term insurance.
                         of the variable account. Certain restrictions              The FYT death benefit is paid if both insureds
                         apply and are clearly described in the applicable          die during the first four policy years.
                         rider. These riders may not be available in all
                         states.                                             o      POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                                                                                    policy to be split into two individual permanent
                                                                                    plans of life insurance then offered by us for
                                                                                    exchange, one on the life of each insured, upon
                                                                                    the occurrence of a divorce of the insureds or
                                                                                    certain changes in federal estate tax law. (See
                                                                                    "Federal Taxes.")

                                                                             o      SURVIVOR TERM INSURANCE RIDER (STR): STR
                                                                                    provides a level, term death benefit payable
                                                                                    upon the death of the last surviving insured
                                                                                    before the youngest insured's attained insurance
                                                                                    age 100.
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 9

POLICY RISKS

     POLICY RISK                           WHAT IT MEANS                                         WHAT CAN HAPPEN
INVESTMENT RISK          You direct your net premiums or transfer your       o      You can lose cash values due to adverse
                         policy's value to a subaccount that drops in               investment experience. No minimum amount is
                         value.                                                     guaranteed under the subaccounts of the variable
                                                                                    account.

                                                                             o      Your death benefit under Option 2 may be lower
                                                                                    due to adverse investment experience.

                                                                             o      Your policy could lapse due to adverse
                                                                                    investment experience if neither the Minimum
                                                                                    Initial Guarantee Period nor any of the DBG
                                                                                    options are in effect and you do not pay the
                                                                                    premiums needed to maintain coverage.
                         -----------------------------------------------------------------------------------------------------------
                         You transfer your policy's value between            o      The value of the subaccount from which you
                         subaccounts.                                               transferred could increase while the value of
                                                                                    the subaccount to which you transferred could
                                                                                    decrease.
------------------------------------------------------------------------------------------------------------------------------------
RISK OF LIMITED POLICY   The policy is not suitable as a short-term          o      If you are unable to afford the premiums needed
VALUES IN EARLY YEARS    investment.                                                to keep the policy in force for a long period of
                                                                                    time, your policy could lapse with no value.

                         -----------------------------------------------------------------------------------------------------------
                         Your policy has little or no cash surrender value   o      Surrender charges apply to this policy for the
                         in the early policy years.                                 first 15 policy years. Surrender charges can
                                                                                    significantly reduce policy value. Poor
                                                                                    investment performance can also significantly
                                                                                    reduce policy values. During early policy years
                                                                                    the cash surrender value may be less than the
                                                                                    premiums you pay for the policy.

                         -----------------------------------------------------------------------------------------------------------
                         Your ability to take partial surrenders is          o      You cannot take partial surrenders during the
                         limited.                                                   first policy year.

------------------------------------------------------------------------------------------------------------------------------------
LAPSE RISK               You do not pay the premiums needed to maintain      o      We will not pay a death benefit if your policy
                         coverage.                                                  lapses.

                         -----------------------------------------------------------------------------------------------------------
                         Your policy may lapse due to surrender charges.     o      Surrender charges affect the surrender value,
                                                                                    which is a measure we use to determine whether
                                                                                    your policy will enter a grace period (and
                                                                                    possibly lapse). A partial surrender will reduce
                                                                                    the policy value, will reduce the death benefit
                                                                                    and may terminate any of the DBG options.

                         -----------------------------------------------------------------------------------------------------------
                         You take a loan against your policy.                o      Taking a loan increases the risk that your
                                                                                    policy will lapse, will have a permanent effect
                                                                                    on the policy value, will reduce the death
                                                                                    benefit and may terminate any of the DBG
                                                                                    options.

                                                                             o      The lapse may have adverse tax consequences.

                         -----------------------------------------------------------------------------------------------------------
                         Your policy can lapse due to poor investment        o      Your policy could lapse due to adverse
                         performance.                                               investment experience if neither the Minimum
                                                                                    Initial Premium Period nor any of the DBG
                                                                                    options are in effect and you do not pay premium
                                                                                    needed to maintain coverage.

------------------------------------------------------------------------------------------------------------------------------------


10 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

    POLICY RISK                            WHAT IT MEANS                                         WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT     You drop another policy to buy this one.            o      You may pay surrender charges on the policy you
RISK                                                                                drop.

                                                                             o      This policy has surrender charges, which may
                                                                                    extend beyond those in the policy you drop.

                                                                             o      You will be subject to new incontestability and
                                                                                    suicide periods.

                                                                             o      You may be in a higher insurance risk-rating
                                                                                    category now and you may pay higher premiums.

                                                                             o      If you drop the policy, if not part of an
                                                                                    exchange under Section 1035 of the Code, there
                                                                                    may be adverse tax consequences if your total
                                                                                    policy value (before any loans) exceeds your
                                                                                    investment in the policy.

                                                                             o      If you drop the policy as part of an exchange
                                                                                    under Section 1035 of the Code and there is a
                                                                                    loan on the policy, there may be adverse tax
                                                                                    consequences if your total policy value (before
                                                                                    the loan) exceeds your investment in the policy.
                         -----------------------------------------------------------------------------------------------------------
                         You use cash values or dividends from another       o      If you borrow from another policy to buy this
                         policy to buy this one.                                    one, the loan reduces the death benefit on the
                                                                                    other policy. If you fail to repay the loan and
                                                                                    accrued interest, you could lose the other
                                                                                    coverage and you may be subject to income tax if
                                                                                    the policy lapses or is surrendered with a loan
                                                                                    against it.

                                                                             o      If the exchange does not qualify as an exchange
                                                                                    under Section 1035 of the Code, there may be
                                                                                    adverse tax consequences.
------------------------------------------------------------------------------------------------------------------------------------
TAX RISK                 Certain changes you make to the policy may cause    o      Federal income tax on earnings will apply to
                         it to become a "modified endowment contract" for           surrenders or loans from a modified endowment
                         federal income tax purposes.                               contract or an assignment or pledge of a
                                                                                    modified endowment contract. Earnings come out
                                                                                    first on surrenders or loans from a modified
                                                                                    endowment contract or an assignment or pledge of
                                                                                    a modified endowment contract. If you are under
                                                                                    age 59 1/2, a 10% penalty tax also may apply to
                                                                                    these earnings.

                         -----------------------------------------------------------------------------------------------------------
                         If your policy lapses or is fully surrendered       o      You will be taxed on any earnings generated in
                         with an outstanding policy loan, you may                   the policy -- earnings in policy cash value and
                         experience a significant tax risk, especially if           earnings previously taken via existing loans. It
                         your policy is not a modified endowment contract.          could be the case that a policy with a
                                                                                    relatively small existing cash value could have
                                                                                    significant earnings that will be taxed upon
                                                                                    lapse or surrender of the policy.
                         -----------------------------------------------------------------------------------------------------------
                         Congress may change current tax law at any time.    o      You could lose any or all of the specific
                                                                                    federal income tax attributes and benefits of a
                         The interpretation of current tax law is subject           life insurance policy including tax-deferred
                         to change by the Internal Revenue Service (IRS)            accrual of cash values, your ability to take
                         or the courts at any time.                                 non-taxable distributions from the policy and
                                                                                    income tax free death benefits.
                         -----------------------------------------------------------------------------------------------------------
                         The policy may fail to qualify as life insurance    o      Income on the policy (as defined in Section
                         for federal income tax purposes.                           7702(g) of the Code) is taxable as ordinary
                                                                                    income. Your beneficiary may have to pay income
                                                                                    tax on part or all of the death benefit.
------------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 11

    POLICY RISK                            WHAT IT MEANS                                         WHAT CAN HAPPEN
                         The IRS may determine that you, not the Variable    o      You may be taxed on the income of each
                         Account, are the owner of the fund shares held by          subaccount to the extent of your investment.
                         our Variable Account.
                         -----------------------------------------------------------------------------------------------------------
                         You may buy this policy to fund a tax-deferred      o      The tax-deferred accrual of cash values provided
                         retirement plan.                                           by the policy is unnecessary because tax
                                                                                    deferral is provided by the tax-deferred
                                                                                    retirement plan.

                         The investments in the subaccount are not           o      If a policy fails to qualify as a life insurance
                         adequately diversified.                                    policy because it is not adequately diversified,
                                                                                    the policyholder must include in gross income
                                                                                    the "income on the contract" (as defined in
                                                                                    Section 7702(g) of the Code).
------------------------------------------------------------------------------------------------------------------------------------


Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.


FUND RISKS


A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


12 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

LOADS, FEES AND CHARGES


Policy charges compensate us for:

o     providing the insurance benefits of the policy;

o     issuing the policy;

o     administering the policy;

o     assuming certain risks in connection with the policy; and

o     distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1.    the cost of insurance for the policy month;

2.    the policy fee shown in your policy;

3.    the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which the monthly deduction is to be taken; or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-85, DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 85," "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 13

COMPONENTS OF THE MONTHLY DEDUCTION

1. Cost of insurance: the cost of providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:


      "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.

            We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.

      "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);

      "C" IS THE POLICY VALUE on the monthly date. At this point, the policy fee, the administrative charge, and any charges have reduced the policy value for optional riders;


2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $.05 and for insurance ages 60 and over, the rate is $.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables --Charges Other than Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.


14 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.

                   LAPSE OR SURRENDER              MAXIMUM
                  AT BEGINNING OF YEAR        SURRENDER CHARGE
                            1                    $ 18,694.85
                            2                      18,694.85
                            3                      18,694.85
                            4                      18,694.85
                            5                      18,694.85
                            6                      18,694.85
                            7                      16,825.36
                            8                      14,955.88
                            9                      13,086.39
                           10                      11,372.70
                           11                       9,347.42
                           12                       7,477.94
                           13                       5,608.45
                           14                       3,738.97
                           15                       1,869.48
                           16                           0.00

The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55, qualifying for standard nonsmoker rates and a female, insurance age 55, qualifying for preferred nonsmoker rates, the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

o MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 15

TRANSFER CHARGE

We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

o     cost of insurance charges;

o     administrative charges;

o     surrender charges;

o     cost of optional insurance benefits;

o     policy fees;

o     mortality and expense risk charges; and

o annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


16 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under asset allocation programs we offer or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

o FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.




RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 17

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and it affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this policy and other policies and contracts that we and out affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and out affiliate issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts and their affiliates paid us or our affiliates in 2006.

      Expense payments non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

      The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy ("Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes including:


      o Compensating, training and educating sales representatives who sell the policies.

      o Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to policy owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


18 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING
FUNDS:


-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Growth of capital. Invests principally in common stocks of          A I M Advisors, Inc.
Appreciation Fund,           companies likely to benefit from new or innovative products,
Series I Shares              services or processes as well as those with above-average
                             growth and excellent prospects for future growth. The fund can invest up to 25% of its total assets in foreign securities that involve risks not associated with investing solely in the
                             United States.

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital             Long-term growth of capital. Invests primarily in securities        A I M Advisors, Inc.
Development Fund,            (including common stocks, convertible securities and bonds) of
Series I Shares              small- and medium-sized companies. The Fund may invest up to
                             25% of its total assets in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity         Growth of capital. Invests normally at least 80% of its net         A I M Advisors, Inc.
Fund, Series I Shares        assets, plus the amount of any borrowings for investment
                             purposes, in equity securities, including convertible
                             securities of established companies that have long-term
                             above-average growth in earnings and dividends and growth
                             companies that are believed to have the potential for
                             above-average growth in earnings and dividends. The Fund may invest up to 25% of its total assets in foreign securities.

-----------------------------------------------------------------------------------------------------------------------------------
American Century VP          Capital growth. Invests primarily in stocks of growing foreign      American Century Global
International, Class I       companies in developed countries.                                   Investment Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
American Century VP          Long-term capital growth, with income as a secondary                American Century Investment
Value, Class I               objective. Invests primarily in stocks of companies that            Management, Inc.
                             management believes to be undervalued at the time of purchase.

-----------------------------------------------------------------------------------------------------------------------------------
Calvert Variable Series,     Income and capital growth. Invests primarily in stocks, bonds       Calvert Asset Management Company,
Inc. Social Balanced         and money market instruments which offer income and capital         Inc. (CAMCO), investment adviser.
Portfolio                    growth opportunity and which satisfy the investment and social      SSgA Funds Management, Inc. and
                             criteria.                                                           New Amsterdam Partners, LLP are
                                                                                                 the investment subadvisers.

-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -        Maximum capital appreciation. Invests in U.S. equity                Credit Suisse Asset Management,
Mid-Cap Core Portfolio       securities of "mid-cap" companies selected using proprietary        LLC
                             quantitative stock selection models rather than the more
(previously Credit Suisse    traditional fundamental analysis approach. Maintains
Trust - Mid-Cap Growth       investment attributes similar to those to the Standard &
Portfolio)                   Poor's MidCap 400(R) Index and intends to limit its divergence from that index in terms of market, industry and sector
                             exposures.

-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -        Capital growth. Invests in equity securities of small U.S.          Credit Suisse Asset Management,
Small Cap Core I             growth companies selected using proprietary quantitative stock      LLC
Portfolio                    selection models rather than the more traditional fundamental analysis approach.
(previously Credit Suisse
Trust - Small Cap Growth
Portfolio)

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 19

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &     High total return through a combination of current income and       Fidelity Management & Research
Income Portfolio Service     capital appreciation. Normally invests a majority of assets in      Company (FMR), investment manager;
Class                        common stocks with a focus on those that pay current dividends      FMR U.K., FMR Far East,
                             and show potential for capital appreciation. May invest in          sub-investment advisers.
                             bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer
                             prospects for future income or capital appreciation. Invests in domestic and foreign issuers. The Fund invests in either
                             "growth" stocks or "value" stocks or both.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap      Long-term growth of capital. Allocates assets across different      FMR, investment manager; FMR U.K.,
Portfolio Service Class      market sectors and maturities. Normally invests primarily in        FMR Far East, sub-investment
                             common stocks. Normally invests at least 80% of assets in           advisers.
                             securities of companies with medium market capitalizations.
                             May invest in companies with smaller or larger market
                             capitalizations. Invests in domestic and foreign issuers. The
                             Fund invests in either "growth" or "value" common stocks or both.

-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas     Long-term growth of capital. Normally invests primarily in          FMR, investment manager; FMR
Portfolio Service Class      common stocks of foreign securities. Normally invests at least      U.K., FMR Far East, Fidelity
                             80% of assets in non-U.S. securities.                               International Investment Advisors
                                                                                                 (FIIA) and FIIA U.K.,
                                                                                                 sub-investment advisers.

-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Global       High total return. The Fund normally invests at least 80% of        Franklin Advisers, Inc.
Real Estate Securities       its net assets in investments of companies located anywhere in
Fund - Class 2               the world that operate in real estate sector.

(previously FTVIPT
Franklin Real Estate
Fund - Class 2)

-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small        Long-term total return. The Fund normally invests at least 80%      Franklin Advisory Services, LLC
Cap Value Securities         of its net assets in investments of small capitalization
Fund - Class 2               companies, and normally invests predominantly in equity
                             securities. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Foreign     Long-term capital growth. The Fund normally invests at least        Templeton Investment Counsel, LLC
Securities Fund - Class 2    80% of its net assets in investments of issuers located
                             outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

-----------------------------------------------------------------------------------------------------------------------------------



20 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid        Long-term capital appreciation. The Fund invests, under normal      Goldman Sachs Asset Management,
Cap Value Fund -             circumstances, at least 80% of its net assets plus any              L.P.
Institutional Shares         borrowings for investment purposes (measured at time of
                             purchase) ("Net Assets") in a diversified portfolio of equity investments in mid-cap issuers with public stock market
                             capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market
                             capitalization of companies constituting the Russell Midcap(R)
                             Value Index at the time of investment. If the market
                             capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell Midcap(R)
                             Value Index is currently between $613 million and $18.3
                             billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its Net
                             Assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign
                             currencies. The Fund may invest in the aggregate up to 20% of its Net Assets in companies with public stock market
                             capitalizations outside the range of companies constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations.

-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Long-term growth of capital through a broadly diversified           Goldman Sachs Asset Management,
Structured Small Cap         portfolio of equity investments in U.S. issuers. The Fund           L.P.
Equity Fund -                invests, under normal circumstances, at least 80% of its net
Institutional Shares         assets plus any borrowings for investment purposes (measured at time of purchase) ("Net Assets") in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United
                             States. However, it is currently anticipated that, under
                             normal circumstances the Fund will invest at least 95% of its
                             Net Assets in such equity investments. These issuers will have public stock market capitalizations (based upon shares
                             available for trading on an unrestricted basis) similar to that of the range of the market capitalizations of companies constituting the Russell 2000(R) Index at the time of
                             investment. The Fund is not required to limit its investments to securities in the Russell 2000(R) Index. In addition, if the market capitalization of a company held by the Fund moves
                             outside this range, the Fund may, but is not required to, sell the securities. The capitalization range of the Russell 2000(R)
                             Index is currently between $31 million and $4 billion.

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 21

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT            Long-term growth of capital and dividend income. The Fund           Goldman Sachs Asset Management,
Structured U.S. Equity       invests, under normal circumstances, at least 90% of its total      L.P.
Fund - Institutional         assets (not including securities lending collateral and any
Shares                       investment of that collateral) measured at time of purchase
                             ("Total Assets") in a dividend portfolio of equity investments in U.S. issuers, including foreign companies that are traded in the United States. However, it is currently anticipated that, under normal circumstances, the Fund will invest at
                             least 95% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in such equity investments. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while
                             maintaining risk, style, capitalization and industry
                             characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields. The Fund is not required to limit its investments to securities in the S&P
                             500 Index. The Fund's investments in fixed-income securities are limited to securities that are considered cash equivalents.
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Long-term growth of capital. Invests, under normal                  Janus Capital
Global Technology            circumstances, at least 80% of its net assets plus the amount
Portfolio: Service Shares    of any borrowings for investment purposes in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity
                             securities of U.S. and foreign companies selected for their growth potential.
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series           Long-term growth of capital. Invests, under normal                  Janus Capital
International Growth         circumstances, at least 80% of its net assets plus the amount
Portfolio: Service Shares    of any borrowings for investment purposes in securities of issuers from at least five different countries, excluding the
                             United States. Although the Portfolio intends to invest
                             substantially all of its assets in issuers located outside the
                             United States, it may at times invest in U.S. issuers and
                             under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Mid       Long-term growth of capital. Invests, under normal                  Janus Capital
Cap Growth Portfolio:        circumstances, at least 80% of its net assets plus the amount
Service Shares               of any borrowings for investment purposes in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell Midcap Growth Index.
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement            Long-term capital appreciation. Invests primarily in equity         Lazard Asset Management, LLC
International Equity         securities, principally common stocks, of relatively large
Portfolio - Service          non-U.S. companies with market capitalizations in the range of
Shares                       the Morgan Stanley Capital International (MSCI) Europe,
                             Australia and Far East (EAFE(R)) Index that the Investment
                             Manager believes are undervalued based on their earnings, cash flow or asset values.
-----------------------------------------------------------------------------------------------------------------------------------



22 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth      Capital appreciation. Normally invests at least 80% of the          MFS Investment Management(R)
Stock Series - Service       fund's net assets in equity securities of companies MFS
Class                        believes to have above average earnings growth potential
                             compared to other companies (growth companies).

-----------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery         Capital appreciation. Invests in stocks of companies MFS            MFS Investment Management(R)
Series - Service Class       believes to have above average earnings growth of potential compared to other companies (growth companies).

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield         High current income. Capital growth is a secondary goal when        Putnam Investment Management, LLC
Fund - Class IB Shares       consistent with achieving high current income. The fund
                             pursues its goal by investing mainly in bonds that (i) are obligations of U.S. companies, (ii) are below investment-grade in quality and (iii) have intermediate to long-term maturities
                             (three years or longer). Under normal circumstances, the fund invests at least 80% of its net assets in securities rated below investment-grade.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International      Long-term capital appreciation. The fund pursues its goal by        Putnam Investment Management, LLC
New Opportunities Fund -     investing mainly in common stocks of companies outside the
Class IB Shares              United States with a focus on growth stocks.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT New                Long-term capital appreciation. The fund pursues its goal by        Putnam Investment Management, LLC
Opportunities Fund -         investing mainly in common stocks of U.S. companies, with a
Class IA Shares              focus on growth stocks.

-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -       Capital appreciation. The fund pursues its goal by investing        Putnam Investment Management, LLC
Class IB Shares              mainly in common stocks of U.S. companies, with a focus on growth stocks.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Maximum total investment return through a combination of            RiverSource Investments
Portfolio - Balanced Fund    capital growth and current income. Invests primarily in a
                             combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                             of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Maximum current income consistent with liquidity and stability      RiverSource Investments
Portfolio - Cash             of principal. Invests primarily in money market instruments,
Management Fund              such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                             deposit, bankers' acceptances, letters of credit, and
                             commercial paper, including asset-backed commercial paper.

-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 23

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High level of current income while attempting to conserve the       RiverSource Investments
Portfolio - Diversified      value of the investment and continuing a high level of income
Bond Fund                    for the longest period of time. Under normal market
                             conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the Lehman Brothers Aggregate Bond Index (Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                             Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High level of current income and, as a secondary goal, steady       RiverSource Investments
Portfolio - Diversified      growth of capital. Under normal market conditions, the Fund
Equity Income Fund           invests at least 80% of its net assets in dividend-paying
                             common and preferred stocks. The fund may invest up to 25% of its total assets in foreign investments.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term capital growth. The Fund's assets are primarily           RiverSource Investments, adviser;
Portfolio - Emerging         invested in equity securities of emerging market companies.         Threadneedle International
Markets Fund                 Under normal market conditions, at least 80% of the Fund's net      Limited, an indirect wholly-owned
                             assets will be invested in securities of companies that are         subsidiary of Ameriprise
                             located in emerging market countries, or that earn 50% of more      Financial, subadviser.
                             of their total revenues from goods and services produced in emerging market countries or from sales made in emerging
                             market countries.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High total return through income and growth of capital.             RiverSource Investments
Portfolio - Global Bond      Non-diversified mutual fund that invests primarily in debt
Fund                         obligations of U.S. and foreign issuers (which may include issuers located in emerging markets). Under normal market
                             conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                             including money market instruments of issuers located in at least three different countries.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term capital growth. Invests primarily in common stocks        RiverSource Investments
Portfolio - Growth Fund      and securities convertible into common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or
                             technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High current income, with capital growth as a secondary             RiverSource Investments
Portfolio - High Yield       objective. Under normal market conditions, the Fund invests at
Bond Fund                    least 80% of its net assets in high-yielding, high-risk
                             corporate bonds (junk bonds) issued by U.S. and foreign
                             companies and governments.

-----------------------------------------------------------------------------------------------------------------------------------



24 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Capital appreciation. Invests primarily in equity securities        RiverSource Investments, adviser;
Portfolio -                  of foreign issuers that offer strong growth potential. The          Threadneedle International
International                Fund may invest in developed and in emerging markets.               Limited, an indirect wholly-owned
Opportunity Fund                                                                                 subsidiary of Ameriprise
                                                                                                 Financial, subadviser.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term growth of capital. Under normal market conditions,        RiverSource Investments
Portfolio - Large Cap        the Fund invests at least 80% of its net assets in equity
Equity Fund                  securities of companies with market capitalization greater than $5 billion at the time of purchase. The Fund may also invest in income-producing equity securities and preferred stocks.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Growth of capital. Under normal market conditions, the Fund         RiverSource Investments
Portfolio - Mid Cap          invests at least 80% of its net assets in equity securities of
Growth Fund                  mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Mid Cap(R) Growth Index.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term capital appreciation. The Fund seeks to provide           RiverSource Investments
Portfolio - S&P 500          investment results that correspond to the total return (the
Index Fund                   combination of appreciation and income) of large
                             capitalization stocks of U.S. companies. The Fund invests in common stocks included in the Standard & Poor's 500 Composite
                             Stock Price Index (S&P 500). The S&P 500 is made up primarily of large capitalization companies that represent a broad
                             spectrum of the U.S. economy.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         High level of current income and safety of principal                RiverSource Investments
Portfolio - Short            consistent with an investment in U.S. government and
Duration U.S. Government     government agency securities. Under normal market conditions,
Fund                         at least 80% of the Fund's net assets are invested in
                             securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

-----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable         Long-term capital growth. Under normal market conditions, at        RiverSource Investments, adviser;
Portfolio - Small Cap        least 80% of the Fund's net assets are invested in equity           Kenwood Capital Management LLC,
Advantage Fund               securities of companies with market capitalization of up to $2      subadviser.
                             billion or that fall within the range of the Russell 2000(R)
                             Index at the time of investment.

-----------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap              Long-term growth of capital. Invests primarily in a broadly         Royce & Associates, LLC
Portfolio - Investment       diversified portfolio of equity securities issued by micro-cap
Class                        companies (companies with stock market capitalizations below
                             $500 million).

-----------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value           Long-term capital appreciation. Invests primarily in common         Third Avenue Management LLC
Portfolio                    stocks of well-financed companies, meaning companies without significant liabilities in comparison to their liquid
                             resources at a discount to what the Adviser believes is their intrinsic value.
-----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 25

-----------------------------------------------------------------------------------------------------------------------------------
FUND                         INVESTMENT OBJECTIVES AND POLICIES                                  INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International         Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger Asset Management,
Small Cap                    companies based outside the U.S. with market capitalizations        L.P.
                             of less than $5 billion at time of initial purchase.

-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller          Long-term growth of capital. Invests primarily in stocks of         Columbia Wanger Asset Management,
Companies                    small- and medium-size U.S. companies with market                   L.P.
                             capitalizations of less than $5 billion at time of initial purchase.
-----------------------------------------------------------------------------------------------------------------------------------


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS

Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or,

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. These reallocations will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


26 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION


Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

o     select a specified amount of insurance;


o     select a death benefit option;

o     designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.

AGE LIMIT: In addition, we generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued. The only way a policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.


INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy In Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, our home office cannot contest the truth of statements or representations in your application.



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 27

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.


ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

o     interest credited; minus

o the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.


28 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o     additional net premiums allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders and partial surrender fees;

o     surrender charges; and/or

o     monthly deductions.


Accumulation unit values will fluctuate due to:


o     changes in underlying fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

o     premium payments;

o     loan requests and repayments;

o     surrender requests; and

o     transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.




RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 29

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES

A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:

DEATH BENEFIT GUARANTEE TO AGE 85

If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.


30 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

DEATH BENEFIT GUARANTEE TO AGE 100

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

o     the sum of premiums paid; minus

o     partial surrenders; minus

o     outstanding indebtedness; equals or exceeds

o     the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

PLEASE NOTE: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG.

GRACE PERIOD

If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the DBGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 31

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

o     a written request;

o evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

o payment of the monthly deductions that were not collected during the grace period; and

o     payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement (except in Virginia) to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT


For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than five transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the specified amount; or

o     the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

o     the policy value plus the specified amount; or

o     the applicable percentage of policy value.

EXAMPLE                                            OPTION 1       OPTION 2
Specified amount                                  $1,000,000     $1,000,000
Policy value                                      $   50,000     $   50,000
Death benefit                                     $1,000,000     $1,050,000
Policy value increases to                         $   80,000     $   80,000
Death benefit                                     $1,000,000     $1,080,000
Policy value decreases to                         $   30,000     $   30,000
Death benefit                                     $1,000,000     $1,030,000


32 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

o     the policy value on the death benefit valuation date; or

o     the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

o Monthly deduction because the cost of insurance charges depends upon the specified amount.

o     Minimum monthly premium.

o     Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

DECREASES: After the first policy year, you may decrease the specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

o Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

o     Charges for certain optional insurance benefits may decrease.

o     The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

MISSTATEMENT OF AGE OR SEX

If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

o     the policy value on the date of death; plus

o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

o     the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 33

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS


Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a policy owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.





34 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S.
      mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each policy, we will apply the policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.


IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIERS AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 35

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o     For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o     For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

o     None.

From the fixed account to a subaccount:

o     Entire fixed account balance minus any outstanding indebtedness.

CHARGE FOR TRANSFERS

You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than five transfers by mail or telephone per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The charge for transfers provision above does not apply to automated transfers.)

o     You may make automated transfers by choosing a schedule we provide.


36 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                           NUMBER
By investing an equal number                            AMOUNT        ACCUMULATION        OF UNITS
of dollars each month...                   MONTH       INVESTED        UNIT VALUE        PURCHASED
                                            Jan          $100              $20             5.00
you automatically buy                       Feb           100               18             5.56
more units when the                         Mar           100               17             5.88
per unit market price is low... ------>     Apr           100               15             6.67
                                            May           100               16             6.25
                                            June          100               18             5.56
and fewer units                             July          100               17             5.88
when the per unit                           Aug           100               19             5.26
market price is high.           ------>     Sept          100               21             4.76
                                            Oct           100               20             5.00

You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the charge for transfers provision above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 37

POLICY LOANS


You may borrow against your policy by written or telephone request ("See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request at our home office (for exception -- see "Deferral of Payments, "under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.


MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

o In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

o     In all other states, 90% of the policy value minus surrender charges.

o     For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.


38 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS

If you surrender your policy, you receive its cash surrender value the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccount in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

o A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

1 BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 39

2 BY PHONE

Call between 7 a.m. and 6 p.m. Central Time:
(800) 862-7919 (TOLL FREE)

TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)

o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

o     you surrender the policy; or

o     the last surviving insured dies; or

o     the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10, or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o     the payment includes a premium payment check that has not cleared;

o     the NYSE is closed, except for normal holiday and weekend closings;

o     trading on the NYSE is restricted, according to SEC rules;

o an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

o the SEC permits us to delay payments for the protection of security holders.


40 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as our tax status, YOU SHOULD CONSULT A TAX ADVISER TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.


As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisers. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax.

DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test in Section 817(h) of the Code. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and generally is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 41

SOURCE OF PROCEEDS                             TAXABLE PORTION OF PRE-DEATH PROCEEDS
-----------------------------------------------------------------------------------------------------------------------------
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your investment in the policy.(1)
                                               You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse:                                         Any outstanding indebtedness minus your investment in the policy.(1) You will be taxed on any earnings generated in the policy -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

MODIFIED ENDOWMENT CONTRACTS(3):

Full surrender:                                Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse:                                         Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders:                            Lesser of:

                                               o     the amount received; or

                                               o     policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:

                                               o     the amount of the loan/assignment; or

                                               o     policy value minus your investment in the policy.(1)

PAYMENT OPTIONS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT CONTRACTS):   OPTION A FOR PRE-DEATH PROCEEDS: Taxed as full surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Interest taxed
                                               (and not subject to additional 10% penalty tax).

                                               OPTIONS B AND C FOR PRE-DEATH PROCEEDS: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contracts). Payments made after the investment in the policy(1) is fully recovered are taxed. If the policy is a modified endowment contract, those payments may be subject to an additional 10% penalty tax.
-----------------------------------------------------------------------------------------------------------------------------

(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified endowment contracts" section shown above for the explanation of tax treatment.

(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax.



42 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS

Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

o ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

o ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy.

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

o     the distribution occurs after the owner attains age 59 1/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)); or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER: PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after October 15, 1995, on certain policy loans only for key person insurance purchased by employers. Other significant limitations apply.

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.



RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 43

OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax adviser and legal adviser prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.


On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisers before purchasing the policy for any employment-related insurance or benefit program.


EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about new requirements that business owners/employer's must meet regarding employer-owned life insurance (EOLI). An EOLI contract is any life insurance contract owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the contract and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Federal tax code, IRC Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in IRC Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance contract(s). These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax advisers before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


In Treasury Decision 9092 (T.D. 9092), the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements (Section 162 of the Code) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.


44 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the
--------------------------------
life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner" (T.D. 9092).
Section 1.61-22(d) of the Code provides that the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under Section 1.61-22(d)(2) of the Code, in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the
---------------------------------------------
non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under Section 1.7872-15 of the Code, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if
(i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to Section 7872 of the Code. If the split dollar loan provides for sufficient interest, then, except as provided in Section 7872 of the Code, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under 1271 and 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see EOLI section above). Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisers.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

o Only securities broker-dealers ("selling firms") registered with the SEC and members of the NASD may sell the policy.

o The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

o We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

o We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 45

o In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

      --    providing services to policy owners; and

      -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      -- fees and expenses we collect from policy owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

o give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

o The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

o To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.


46 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

LEGAL PROCEEDINGS


RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.





RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 47

POLICY ILLUSTRATIONS


The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

o Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;

o     Cost of insurance charges;

o     Administrative charges;

o     Policy fees;

o     Mortality and expense risk charges; and

o     Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o     Current charges in all years illustrated; and

o     Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 0.98% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 is paid in full at the beginning of each policy year. Results would differ if:

o     Premiums were not paid in full at the beginning of each policy year;

o     Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


48 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS


ILLUSTRATION
--------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000      MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                 FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER                  ANNUAL PREMIUM $17,000
--------------------------------------------------------------------------------------------------------------------------------

        PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                   CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST        ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%          6%          12%          0%         6%          12%          0%         6%          12%
--------------------------------------------------------------------------------------------------------------------------------
   1    $    17,850  $1,000,000  $1,000,000  $ 1,000,000  $  14,984  $   15,925  $    16,866  $      --  $       --  $        --
   2         36,593   1,000,000   1,000,000    1,000,000     29,615      32,432       35,364     10,920      13,737       16,669
   3         56,272   1,000,000   1,000,000    1,000,000     43,886      49,533       55,644     25,191      30,838       36,949
   4         76,936   1,000,000   1,000,000    1,000,000     57,788      67,235       77,872     39,093      48,541       59,178
   5         98,633   1,000,000   1,000,000    1,000,000     71,309      85,547      102,230     52,614      66,852       83,535

   6        121,414   1,000,000   1,000,000    1,000,000     84,438     104,475      128,917     67,612      87,649      112,092
   7        145,335   1,000,000   1,000,000    1,000,000     97,155     124,021      158,150     82,199     109,065      143,194
   8        170,452   1,000,000   1,000,000    1,000,000    109,447     144,194      190,174     96,361     131,107      177,088
   9        196,824   1,000,000   1,000,000    1,000,000    121,288     164,990      225,254    110,071     153,773      214,037
  10        224,515   1,000,000   1,000,000    1,000,000    132,653     186,409      263,687    123,306     177,061      254,339

  15        385,177   1,000,000   1,000,000    1,000,000    189,425     314,014      535,353    189,425     314,014      535,353
  20        590,227   1,000,000   1,000,000    1,054,626    231,066     465,277      985,632    231,066     465,277      985,632
  25        851,929   1,000,000   1,000,000    1,820,921    247,083     644,470    1,734,210    247,083     644,470    1,734,210
  30      1,185,933   1,000,000   1,000,000    3,109,031    200,964     862,593    2,960,982    200,964     862,593    2,960,982
  35      1,612,217   1,000,000   1,217,973    5,220,233     11,446   1,159,974    4,971,651     11,446   1,159,974    4,971,651

  40      2,156,276          --   1,550,168    8,364,526         --   1,534,820    8,281,709         --   1,534,820    8,281,709
  45      2,850,648          --   2,026,473   13,900,757         --   2,026,473   13,900,757         --   2,026,473   13,900,757
--------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 49


ILLUSTRATION
--------------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $1,000,000      MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                 FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER                  ANNUAL PREMIUM $17,000
--------------------------------------------------------------------------------------------------------------------------------

         PREMIUM(1)
        ACCUMULATED             DEATH BENEFIT                       POLICY VALUE                    CASH SURRENDER VALUE
END OF  WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST       ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%         0%          6%          12%          0%          6%         12%          0%         6%          12%
--------------------------------------------------------------------------------------------------------------------------------
   1    $    17,850  $1,000,000  $1,000,000  $ 1,000,000  $  14,726  $   15,659  $    16,592  $      --  $       --  $        --
   2         36,593   1,000,000   1,000,000    1,000,000     29,060      31,843       34,740     10,365      13,148       16,045
   3         56,272   1,000,000   1,000,000    1,000,000     42,985      48,552       54,579     24,291      29,857       35,884
   4         76,936   1,000,000   1,000,000    1,000,000     56,486      65,784       76,258     37,791      47,089       57,563
   5         98,633   1,000,000   1,000,000    1,000,000     69,540      83,531       99,935     50,845      64,836       81,240

   6        121,414   1,000,000   1,000,000    1,000,000     82,118     101,779      125,782     65,293      84,954      108,957
   7        145,335   1,000,000   1,000,000    1,000,000     94,179     120,503      153,979     79,223     105,547      139,023
   8        170,452   1,000,000   1,000,000    1,000,000    105,667     139,664      184,715     92,580     126,577      171,629
   9        196,824   1,000,000   1,000,000    1,000,000    116,510     159,205      218,191    105,294     147,988      206,974
  10        224,515   1,000,000   1,000,000    1,000,000    126,630     179,066      254,635    117,283     169,719      245,287

  15        385,177   1,000,000   1,000,000    1,000,000    166,656     284,869      497,032    166,656     284,869      497,032
  20        590,227   1,000,000   1,000,000    1,000,000    166,134     383,824      882,677    166,134     383,824      882,677
  25        851,929   1,000,000   1,000,000    1,598,105     68,673     441,401    1,522,005     68,673     441,401    1,522,005
  30      1,185,933          --   1,000,000    2,649,360         --     375,367    2,523,200         --     375,367    2,523,200
  35      1,612,217          --          --    4,241,718         --          --    4,039,731         --          --    4,039,731

  40      2,156,276          --          --    6,491,923         --          --    6,427,646         --          --    6,427,646
  45      2,850,648          --          --   10,515,083         --          --   10,515,083         --          --   10,515,083
--------------------------------------------------------------------------------------------------------------------------------

(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


50 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts.

ATTAINED INSURANCE AGE: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that is allocated to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.


RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS 51

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

      -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

      -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

o On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information
(SAI).


52 RIVERSOURCE SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS

RIVERSOURCE [LOGO](SM)
        INSURANCE

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 862-7919

    Additional information about RiverSource Variable Life Separate Account (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                      RiverSource Life Insurance Company
           70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                (800) 862-7919
                         riversource.com/lifeinsurance

 You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC,
    100 F Street, N.E., Washington, D.C. 20549.

                     Investment Company Act File #811-4298

           (C) 2007 Ameriprise Financial, Inc. All rights reserved.


S-6202 K (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION

                                      FOR

                  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE

                             (RIVERSOURCE - SPVL)

           RIVERSOURCE SUCCESSION SELECT(SM) VARIABLE LIFE INSURANCE
                              (SUCCESSION SELECT)

                 RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL)
             RIVERSOURCES(R) VARIABLE UNIVERSAL LIFE III (VUL III)
              RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV)
           RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                 (VUL IV - ES)

                                  MAY 1, 2007

ISSUED BY:   RIVERSOURCE LIFE INSURANCE COMPANY

             70100 Ameriprise Financial Center
             Minneapolis, MN 55474
             Telephone: (800) 862-7919
             Website address: riversource.com/lifeinsurance

             RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.

TABLE OF CONTENTS

INFORMATION ABOUT RIVERSOURCE LIFE                                       p.  3
Ownership                                                                p.  3
State Regulation                                                         p.  3
Reports                                                                  p.  3
Rating Agencies                                                          p.  3
PRINCIPAL UNDERWRITER                                                    p.  4
THE VARIABLE ACCOUNT                                                     p.  4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES               p.  5
Additional Information on Payment Options for RiverSource - SPVL,
Succession Select, VUL, VUL III, VUL IV and VUL IV - ES                  p.  5
Additional Information on Underwriting for RiverSource - SPVL            p.  6
REVENUES RECEIVED DURING CALENDAR YEAR 2006                              p. 11
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                            p. 11
FINANCIAL INFORMATION

CORPORATE CONSOLIDATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company. This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.


2 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP

We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION

We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                    www.ambest.com
Fitch                                                  www.fitchratings.com
Moody's                                            www.moodys.com/insurance
Standard & Poor's                                  www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


3 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc.
(NASD). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the policy. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $290,026,122; 2005:
$197,139,903; and 2004: $122,265,642. Ameriprise Financial Services, Inc. retains no underwriting commission from the sale of the policy.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the policy. RiverSource Distributors retains no underwriting commissions from the sale of the policy.

THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


4 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR RIVERSOURCE - SPVL, SUCCESSION SELECT, VUL, VUL III, VUL IV AND VUL IV - ES

RIVERSOURCE - SPVL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                 PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                     (YEARS)        PLACED UNDER OPTION B
                       10                  $9.61
                       15                   6.87
                       20                   5.51
                       25                   4.71
                       30                   4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                    LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------
AGE     BEGINNING          5 YEARS          10 YEARS         15 YEARS
PAYEE    IN YEAR       MALE    FEMALE    MALE   FEMALE    MALE   FEMALE
 65        2005       $ 5.28    $4.68   $5.16    $4.63   $4.96    $4.54
           2010         5.19     4.61    5.08     4.57    4.90     4.49
           2015         5.11     4.55    5.01     4.51    4.84     4.43
           2020         5.03     4.49    4.94     4.45    4.78     4.39
           2025         4.95     4.43    4.87     4.40    4.73     4.34
           2030         4.88     4.38    4.81     4.35    4.68     4.30
 70        2005         6.15     5.37    5.88     5.26    5.49     5.07
           2010         6.03     5.28    5.79     5.18    5.42     5.00
           2015         5.92     5.19    5.70     5.10    5.36     4.94
           2020         5.81     5.10    5.61     5.03    5.30     4.88
           2025         5.71     5.03    5.53     4.96    5.24     4.83
           2030         5.61     4.95    5.45     4.89    5.18     4.77
 75        2005         7.30     6.36    6.74     6.09    6.01     5.67
           2010         7.14     6.23    6.63     5.99    5.95     5.60
           2015         6.99     6.10    6.52     5.89    5.90     5.54
           2020         6.84     5.99    6.42     5.79    5.84     5.47
           2025         6.71     5.88    6.32     5.71    5.78     5.41
           2030         6.58     5.78    6.23     5.62    5.73     5.35
 85        2005        10.68     9.65    8.52     8.14    6.73     6.64
           2010        10.45     9.41    8.44     8.04    6.72     6.62
           2015        10.22     9.19    8.36     7.93    6.70     6.59
           2020        10.00     8.98    8.27     7.83    6.68     6.57
           2025         9.79     8.78    8.19     7.74    6.67     6.54
           2030         9.60     8.59    8.11     7.64    6.65     6.52


5 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ON UNDERWRITING FOR RIVERSOURCE - SPVL

For certain insurance ages, if the amount of the initial single premium does not exceed limits we establish, we may deem your answers to certain medical questions on the application to constitute satisfactory evidence of insurability of the person whose life you propose to insure. We call this process "simplified underwriting." If simplified underwriting is not available, either because of the insurance age of the proposed insured, or because the amount of the initial single premium exceeds our limits, full underwriting in accordance with our underwriting rules and procedures is required. Because we offer simplified underwriting under certain circumstances in connection with the policy, it is possible that the costs of insurance for this policy may be higher for a healthy insured than the cost of insurance rates under other policies we offer which require full underwriting.

SUCCESSION SELECT

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                 PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                     (YEARS)         PLACED UNDER OPTION B
                       10                   $9.61
                       15                    6.87
                       20                    5.51
                       25                    4.71
                       30                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


6 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.

OPTION C TABLE

                    LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-----------------------------------------------------------------------
AGE     BEGINNING          5 YEARS         10 YEARS          15 YEARS
PAYEE    IN YEAR       MALE    FEMALE    MALE   FEMALE    MALE   FEMALE
 65        2005       $ 5.28    $4.68   $5.16    $4.63   $4.96    $4.54
           2010         5.19     4.61    5.08     4.57    4.90     4.49
           2015         5.11     4.55    5.01     4.51    4.84     4.43
           2020         5.03     4.49    4.94     4.45    4.78     4.39
           2025         4.95     4.43    4.87     4.40    4.73     4.34
           2030         4.88     4.38    4.81     4.35    4.68     4.30
 70        2005         6.15     5.37    5.88     5.26    5.49     5.07
           2010         6.03     5.28    5.79     5.18    5.42     5.00
           2015         5.92     5.19    5.70     5.10    5.36     4.94
           2020         5.81     5.10    5.61     5.03    5.30     4.88
           2025         5.71     5.03    5.53     4.96    5.24     4.83
           2030         5.61     4.95    5.45     4.89    5.18     4.77
 75        2005         7.30     6.36    6.74     6.09    6.01     5.67
           2010         7.14     6.23    6.63     5.99    5.95     5.60
           2015         6.99     6.10    6.52     5.89    5.90     5.54
           2020         6.84     5.99    6.42     5.79    5.84     5.47
           2025         6.71     5.88    6.32     5.71    5.78     5.41
           2030         6.58     5.78    6.23     5.62    5.73     5.35
 85        2005        10.68     9.65    8.52     8.14    6.73     6.64
           2010        10.45     9.41    8.44     8.04    6.72     6.62
           2015        10.22     9.19    8.36     7.93    6.70     6.59
           2020        10.00     8.98    8.27     7.83    6.68     6.57
           2025         9.79     8.78    8.19     7.74    6.67     6.54
           2030         9.60     8.59    8.11     7.64    6.65     6.52

VUL

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                 PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
                     (YEARS)        PLACED UNDER OPTION B
                        5                 $18.32
                       10                  10.06
                       15                   7.34
                       20                   6.00
                       25                   5.22
                       30                   4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


7 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT
Before 1920                           0
1920-1924                             1
1925-1929                             2
1930-1934                             3
1935-1939                             4
1940-1944                             5
1945-1949                             6
1950-1959                             7
1960-1969                             8
1970-1979                             9
1980-1989                            10
After 1989                           11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
---------------------------------------------------------------------
                        10 YEARS         15 YEARS         20 YEARS
ADJUSTED AGE PAYEE    MALE   FEMALE    MALE   FEMALE    MALE   FEMALE
50                   $4.22    $3.89   $4.17    $3.86   $4.08    $3.82
55                    4.62     4.22    4.53     4.18    4.39     4.11
60                    5.14     4.66    4.96     4.57    5.71     4.44
65                    5.81     5.22    5.46     5.05    5.02     4.79
70                    6.61     5.96    5.96     5.60    5.27     5.12
75                    7.49     6.89    6.38     6.14    5.42     5.35

VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
    (YEARS)         PLACED UNDER OPTION B
      10                    $9.61
      15                     6.87
      20                     5.51
      25                     4.71
      30                     4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


8 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH   ADJUSTMENT
Before 1920                           0
1920-1924                             1
1925-1929                             2
1930-1934                             3
1935-1939                             4
1940-1944                             5
1945-1949                             6
1950-1959                             7
1960-1969                             8
1970-1979                             9
1980-1989                            10
After 1989                           11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                  LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
---------------------------------------------------------------------
                        10 YEARS         15 YEARS         20 YEARS
ADJUSTED AGE PAYEE    MALE   FEMALE    MALE   FEMALE    MALE   FEMALE
50                   $4.22    $3.89   $4.17    $3.86   $4.08    $3.82
55                    4.62     4.22    4.53     4.18    4.39     4.11
60                    5.14     4.66    4.96     4.57    5.71     4.44
65                    5.81     5.22    5.46     5.05    5.02     4.79
70                    6.61     5.96    5.96     5.60    5.27     5.12
75                    7.49     6.89    6.38     6.14    5.42     5.35

VUL IV/VUL IV - ES

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

PAYMENT PERIOD   MONTHLY PAYMENT PER $1,000
    (YEARS)         PLACED UNDER OPTION B
      10                    $9.61
      15                     6.87
      20                     5.51
      25                     4.71
      30                     4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


9 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                 LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------
 AGE    BEGINNING       5 YEARS          10 YEARS         15 YEARS
PAYEE    IN YEAR     MALE    FEMALE    MALE   FEMALE    MALE  FEMALE
  65      2005      $ 5.28    $4.68   $5.16    $4.63   $4.96   $4.54
          2010        5.19     4.61    5.08     4.57    4.90    4.49
          2015        5.11     4.55    5.01     4.51    4.84    4.43
          2020        5.03     4.49    4.94     4.45    4.78    4.39
          2025        4.95     4.43    4.87     4.40    4.73    4.34
          2030        4.88     4.38    4.81     4.35    4.68    4.30
  70      2005        6.15     5.37    5.88     5.26    5.49    5.07
          2010        6.03     5.28    5.79     5.18    5.42    5.00
          2015        5.92     5.19    5.70     5.10    5.36    4.94
          2020        5.81     5.10    5.61     5.03    5.30    4.88
          2025        5.71     5.03    5.53     4.96    5.24    4.83
          2030        5.61     4.95    5.45     4.89    5.18    4.77
  75      2005        7.30     6.36    6.74     6.09    6.01    5.67
          2010        7.14     6.23    6.63     5.99    5.95    5.60
          2015        6.99     6.10    6.52     5.89    5.90    5.54
          2020        6.84     5.99    6.42     5.79    5.84    5.47
          2025        6.71     5.88    6.32     5.71    5.78    5.41
          2030        6.58     5.78    6.23     5.62    5.73    5.35
  85      2005       10.68     9.65    8.52     8.14    6.73    6.64
          2010       10.45     9.41    8.44     8.04    6.72    6.62
          2015       10.22     9.19    8.36     7.93    6.70    6.59
          2020       10.00     8.98    8.27     7.83    6.68    6.57
          2025        9.79     8.78    8.19     7.74    6.67    6.54
          2030        9.60     8.59    8.11     7.64    6.65    6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


10 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REVENUES RECEIVED DURING CALENDAR YEAR 2006

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.


Fidelity(R) Variable Insurance Products                          $14,119,393.11
Wanger Advisors Trust                                            $ 9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust       $ 9,889,398.02
American Century(R) Variable Portfolios, Inc.                    $ 8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.            $ 6,935,380.14
AIM Variable Insurance Funds                                     $ 6,806,164.35
Goldman Sachs Variable Insurance Trust                           $ 6,192,884.80
Oppenheimer Variable Account Funds                               $ 5,619,718.04
Van Kampen Life Investment Trust                                 $ 4,719,402.91
MFS(R) Variable Insurance Trust(SM)                              $ 3,669,262.58
Putnam Variable Trust                                            $ 3,209,435.18
Wells Fargo Advantage Variable Trust Funds                       $ 1,839,774.87
Evergreen Variable Annuity Trust                                 $ 1,525,346.92
Credit Suisse Trust                                              $ 1,417,351.20
Janus Aspen Series                                               $ 1,336,421.58
Lazard Retirement Series, Inc.                                   $ 1,320,263.36
Columbia Funds Variable Insurance Trust                          $ 1,225,769.87
Third Avenue Variable Series Trust                               $   988,460.13
Royce Capital Fund                                               $   812,542.64
Pioneer Variable Contracts Trust                                 $   433,483.35
PIMCO Variable Insurance Trust                                   $   319,348.24
The Universal Institutional Funds, Inc.                          $   208,788.04
Calvert Variable Series, Inc.                                    $   201,270.34
Neuberger Berman Advisers Management Trust                       $   157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund   $   143,753.64
STI Classic Variable Trust                                       $    38,512.36
Premier VIT                                                      $    13,581.86
Baron Capital Funds Trust                                        $     7,097.88
J.P. Morgan Series Trust II                                      $     4,376.19
Legg Mason Partners Variable Portfolios                          $       885.00


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402), independent registered public accounting firm, as stated in their report appearing herein.

FINANCIAL INFORMATION

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Company at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2006, and the individual financial statements of the segregated asset subaccounts of RiverSource Variable Life Separate Account, which includes RiverSource(R) Single Premium Variable Life, RiverSource Succession SelectSM Variable Life Insurance, RiverSource(R) Variable Universal Life, RiverSource(R) Variable Universal Life III and RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV - Estate Series at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


11 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 79 segregated asset subaccounts of RiverSource Variable Life Separate Account (previously IDS Life Variable Life Separate Account), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Company (previously IDS Life Insurance Company). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource Variable Life Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource Variable Life Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 79 segregated asset subaccounts of RiverSource Variable Life Separate Account, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
April 24, 2007

12 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------
                                                    AIM VI        AIM VI        AIM VI       AIM VI        AIM VI
                                                  CAP APPR,     CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
DEC. 31, 2006                                       SER I         SER II        SER I        SER II         SER I
ASSETS
Investments, at value(1),(2)                     $28,945,583   $13,545,258   $16,531,445   $5,507,931   $285,600,108
Dividends receivable                                      --            --            --           --             --
Accounts receivable from RiverSource Life
for contract purchase payments                            --         8,827        11,189        8,870             --
Receivable for share redemptions                     195,274         9,557        11,783        3,883        419,152
--------------------------------------------------------------------------------------------------------------------
Total assets                                      29,140,857    13,563,642    16,554,417    5,520,684    286,019,260
====================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                     20,801         9,557        11,783        3,883        204,919
   Minimum death benefit guarantee risk charge            --            --            --           --             --
   Contract terminations                             174,473            --            --      214,233
Payable for investments purchased                         --         8,827        11,189        8,870             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                    195,274        18,384        22,972       12,753        419,152
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                 $28,945,583   $13,545,258   $16,531,445   $5,507,931   $285,600,108
====================================================================================================================
(1) Investment shares                              1,103,951       522,781       896,986      302,800     10,492,289
(2) Investments, at cost                         $25,102,362   $12,028,823   $11,725,302   $4,607,493   $250,299,357
--------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ----------------------------------------------------------------
                                                    AIM VI      AIM VI       AIM VI        AB VPS        AB VPS
                                                     DYN,      FIN SERV,      TECH,      GRO & INC,    INTL VAL,
DEC. 31, 2006 (CONTINUED)                           SER I        SER I        SER I         CL B          CL B
ASSETS
Investments, at value(1),(2)                     $1,054,294   $1,211,487   $1,431,094   $22,617,965   $54,695,102
Dividends receivable                                     --           --           --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                          226        5,307           --            --        14,603
Receivable for share redemptions                        748          833        1,540        17,249        38,248
-----------------------------------------------------------------------------------------------------------------
Total assets                                      1,055,268    1,217,627    1,432,634    22,635,214    54,747,953
=================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                       748          833        1,014        15,996        38,248
   Minimum death benefit guarantee risk charge           --           --           --            --            --
   Contract terminations                                 --           --          526         1,253            --
Payable for investments purchased                       226        5,307           --            --        14,603
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                       974        6,140        1,540        17,249        52,851
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                 $1,054,294   $1,211,487   $1,431,094   $22,617,965   $54,695,102
=================================================================================================================
(1) Investment shares                                61,475       69,586      102,075       839,880     2,210,796
(2) Investments, at cost                         $  821,102   $1,036,563   $1,225,771   $19,728,264   $40,745,687
-----------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

13 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 --------------------------------------------------------------------
                                                    AC VP         AC VP          AC VP         AC VP
                                                    INTL,         INTL,           VAL,          VAL,       CALVERT VS
DEC. 31, 2006 (CONTINUED)                            CL I         CL II          CL I          CL II       SOCIAL BAL
ASSETS
Investments, at value(1),(2)                     $39,686,483   $10,560,427   $139,892,546   $28,760,249   $10,221,228
Dividends receivable                                      --            --             --            --            --
Accounts receivable from RiverSource Life
for contract purchase payments                        12,270        28,813             --            --         1,865
Receivable for share redemptions                      28,104         7,415        105,688        47,761         7,295
---------------------------------------------------------------------------------------------------------------------
Total assets                                      39,726,857    10,596,655    139,998,234    28,808,010    10,230,388
=====================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                     28,104         7,415         99,817        20,306         7,295
   Minimum death benefit guarantee risk charge            --            --             --            --            --
   Contract terminations                                  --            --          5,871        27,454            --
Payable for investments purchased                     12,270        28,813             --            --         1,865
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                     40,374        36,228        105,688        47,760         9,160
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                 $39,686,483   $10,560,427   $139,892,546   $28,760,250   $10,221,228
=====================================================================================================================
(1) Investment shares                              3,921,589     1,045,587     16,006,012     3,294,416     5,035,088
(2) Investments, at cost                         $26,762,373   $ 7,953,918   $114,795,863   $25,953,297   $ 9,227,000
---------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                 ------------------------------------------------------------------
                                                    COL           CS           CS           EG VA         FID VIP
                                                 HI YIELD,     MID-CAP       SM CAP     FUNDAMENTAL     GRO & INC,
DEC. 31, 2006 (CONTINUED)                         VS CL B       CORE         CORE I     LG CAP, CL 2      SERV CL
ASSETS
Investments, at value(1),(2)                      $841,643   $3,518,846   $18,606,267    $5,022,440    $120,938,469
Dividends receivable                                    --           --            --            --              --
Accounts receivable from RiverSource Life
for contract purchase payments                       3,008       12,814            --         4,282              --
Receivable for share redemptions                       570        2,514        35,637         3,524          91,831
-------------------------------------------------------------------------------------------------------------------
Total assets                                       845,221    3,534,174    18,641,904     5,030,246     121,030,300
===================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      570        2,513        13,467         3,524          86,606
   Minimum death benefit guarantee risk charge          --           --            --            --              --
   Contract terminations                                --           --        22,170            --           5,225
Payable for investments purchased                    3,008       12,814            --         4,282              --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    3,578       15,327        35,637         7,806          91,831
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
contracts in accumulation period                  $841,643   $3,518,847   $18,606,267    $5,022,440    $120,938,469
===================================================================================================================
(1) Investment shares                               72,996      261,819     1,192,709       257,165       7,553,933
(2) Investments, at cost                          $812,731   $2,913,169   $20,379,341    $4,517,832    $ 95,255,121
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

14 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
                                                    FID VIP       FID VIP      FID VIP      FID VIP      FID VIP
                                                   GRO & INC,    MID CAP,      MID CAP,    OVERSEAS,    OVERSEAS,
DEC. 31, 2006 (CONTINUED)                          SERV CL 2      SERV CL     SERV CL 2     SERV CL     SERV CL 2
ASSETS
Investments, at value(1),(2)                      $36,895,125  $262,314,892  $77,022,072  $60,662,242  $20,100,369
Dividends receivable                                       --            --           --           --           --
Accounts receivable from RiverSource
Life for contract purchase payments                    15,716            --       19,257       31,426       37,016
Receivable for share redemptions                       26,234       236,361       54,496       43,284       14,242
------------------------------------------------------------------------------------------------------------------
Total assets                                       36,937,075   262,551,253   77,095,825   60,736,952   20,151,627
==================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      26,234       187,733       54,497       43,284       14,241
   Minimum death benefit guarantee risk charge             --            --           --           --           --
   Contract terminations                                   --        48,628           --           --           --
Payable for investments purchased                      15,716            --       19,257       31,426       37,016
------------------------------------------------------------------------------------------------------------------
Total liabilities                                      41,950       236,361       73,754       74,710       51,257
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                            $36,895,125  $262,314,892  $77,022,071  $60,662,242  $20,100,370
==================================================================================================================
(1) Investment shares                               2,326,300     7,583,547    2,248,820    2,542,424      846,331
(2) Investments, at cost                          $31,288,698  $179,768,396  $66,537,988  $40,960,045  $15,020,063
------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                    FTVIPT FRANK    FTVIPT FRANK      FTVIPT       FTVIPT        GS VIT
                                                  GLOBAL REAL EST,  SM CAP VAL,   MUTUAL SHARES   TEMP FOR    MID CAP VAL,
DEC. 31, 2006 (CONTINUED)                               CL 2            CL 2        SEC, CL 2     SEC, CL 2       INST
ASSETS
Investments, at value(1),(2)                        $140,920,449     $64,317,363   $15,500,208   $80,728,290  $194,588,995
Dividends receivable                                          --              --            --            --            --
Accounts receivable from RiverSource Life for
contract purchase payments                                    --              --        41,590            --        18,552
Receivable for share redemptions                         120,715         146,609        10,839       318,574       138,762
--------------------------------------------------------------------------------------------------------------------------
Total assets                                         141,041,164      64,463,972    15,552,637    81,046,864   194,746,309
==========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                        100,325          45,738        10,839        57,988       138,762
   Minimum death benefit guarantee risk charge                --              --            --            --            --
   Contract terminations                                  20,390         100,871            --       260,586            --
Payable for investments purchased                             --              --        41,590            --        18,552
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                        120,715         146,609        52,429       318,574       157,314
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                              $140,920,449     $64,317,363   $15,500,208   $80,728,290  $194,588,995
==========================================================================================================================
(1) Investment shares                                  4,063,450       3,422,957       757,216     4,312,409    12,093,785
(2) Investments, at cost                            $100,446,272     $47,469,212   $13,288,774   $55,515,753  $170,475,464
--------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

15 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN   JANUS ASPEN
                                                   STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,    INTL GRO,   MID CAP GRO,
DEC. 31, 2006 (CONTINUED)                         CAP EQ, INST    EQ, INST        SERV          SERV          SERV
ASSETS
Investments, at value(1),(2)                       $12,859,608  $104,382,536   $10,192,353  $100,490,436   $12,485,261
Dividends receivable                                        --            --            --            --            --
Accounts receivable from RiverSource Life for
contract purchase payments                               5,420        76,651            --       265,938            --
Receivable for share redemptions                         9,181        73,794        28,197        70,731        12,279
----------------------------------------------------------------------------------------------------------------------
Total assets                                        12,874,209   104,532,981    10,220,550   100,827,105    12,497,540
======================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                        9,181        73,794         7,339        70,731         8,954
   Minimum death benefit guarantee risk charge              --            --            --            --            --
   Contract terminations                                    --            --        20,858            --         3,325
Payable for investments purchased                        5,420        76,651            --       265,938            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       14,601       150,445        28,197       336,669        12,279
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                             $12,859,608  $104,382,536   $10,192,353  $100,490,436   $12,485,261
======================================================================================================================
(1) Investment shares                                  890,555     7,115,374     2,386,968     1,985,585       387,861
(2) Investments, at cost                           $10,811,637  $ 85,711,060   $10,572,084  $ 61,019,369   $10,369,432
----------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                      LAZARD          MFS            MFS         MFS          OPPEN
                                                      RETIRE     INV GRO STOCK,    NEW DIS,   UTILITIES,  GLOBAL SEC VA,
DEC. 31, 2006 (CONTINUED)                         INTL EQ, SERV     SERV CL        SERV CL     SERV CL         SERV
ASSETS
Investments, at value(1),(2)                       $56,396,048     $39,122,957   $27,945,501  $7,995,595    $1,873,122
Dividends receivable                                        --              --            --          --            --
Accounts receivable from RiverSource Life for
contract purchase payments                                  --           9,075            --      34,724         8,942
Receivable for share redemptions                        56,615          27,955        45,166       5,589         1,272
------------------------------------------------------------------------------------------------------------------------
Total assets                                        56,452,663      39,159,987    27,990,667   8,035,908     1,883,336
========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                       40,324          27,955        20,027       5,589         1,272
   Minimum death benefit guarantee risk charge              --              --            --          --            --
   Contract terminations                                16,292              --        25,139          --            --
Payable for investments purchased                           --           9,075            --      34,724         8,942
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       56,616          37,030        45,166      40,313        10,214
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                             $56,396,047     $39,122,957   $27,945,501  $7,995,595    $1,873,122
========================================================================================================================
(1) Investment shares                                3,787,512       3,751,003     1,629,475     275,615        51,332
(2) Investments, at cost                           $40,134,247     $34,404,864   $22,291,371  $6,309,054    $1,719,190
------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

16 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     OPPEN          OPPEN        PIONEER       PIONEER        PUT VT
                                                   MAIN ST SM     STRATEGIC    EQ INC VCT,  INTL VAL VCT  HLTH SCIENCES,
DEC. 31, 2006 (CONTINUED)                         CAP VA, SERV  BOND VA, SERV     CL II         CL II          CL IB
ASSETS
Investments, at value(1),(2)                       $1,549,048     $5,133,111   $6,928,893    $836,836       $2,806,095
Dividends receivable                                       --             --           --          --               --
Accounts receivable from RiverSource Life for
contract purchase payments                              2,137         29,386       35,214       1,344            4,386
Receivable for share redemptions                        1,054          3,485        4,831         285            1,975
------------------------------------------------------------------------------------------------------------------------
Total assets                                        1,552,239      5,165,982    6,968,938     838,465        2,812,456
========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                       1,054          3,485        4,831         285            1,975
   Minimum death benefit guarantee risk charge             --             --           --          --               --
   Contract terminations                                   --             --           --          --               --
Payable for investments purchased                       2,137         29,386       35,214       1,344            4,386
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       3,191         32,871       40,045       1,629            6,361
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                             $1,549,048     $5,133,111   $6,928,893    $836,836       $2,806,095
========================================================================================================================
(1) Investment shares                                  81,615        961,257      276,382      50,230          206,331
(2) Investments, at cost                           $1,463,365     $4,944,191   $5,898,507    $830,871       $2,499,494
------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                    PUT VT      PUT VT        PUT VT         PUT VT       PUT VT
                                                   HI YIELD,    INTL EQ,   INTL NEW OPP,    NEW OPP,      VISTA,
DEC. 31, 2006 (CONTINUED)                            CL IB       CL IB         CL IB          CL IA       CL IB
ASSETS
Investments, at value(1),(2)                      $19,335,524  $5,217,958   $20,385,039   $193,431,277  $13,192,844
Dividends receivable                                       --          --            --             --           --
Accounts receivable from RiverSource Life for
contract purchase payments                              9,638          --            --             --        2,932
Receivable for share redemptions                       13,853      44,444        23,597        234,862        9,473
-------------------------------------------------------------------------------------------------------------------
Total assets                                       19,359,015   5,262,402    20,408,636    193,666,139   13,205,249
===================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      13,853       3,717        14,571        139,025        9,473
   Minimum death benefit guarantee risk charge             --          --            --             --           --
   Contract terminations                                   --      40,727         9,027         95,838           --
Payable for investments purchased                       9,638          --            --             --        2,932
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                      23,491      44,444        23,598        234,863       12,405
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                            $19,335,524  $5,217,958   $20,385,038   $193,431,276  $13,192,844
===================================================================================================================
(1) Investment shares                               2,485,286     252,808     1,116,988      9,500,554      897,472
(2) Investments, at cost                          $18,830,428  $3,674,485   $13,248,285   $234,868,182  $11,215,294
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

17 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
                                                     RVS VP       RVS VP       RVS VP      RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                              BAL       CASH MGMT   CORE BOND    DIV BOND     DIV EQ INC
ASSETS
Investments, at value(1),(2)                      $338,557,222  $96,829,201   $456,701  $182,895,057  $426,753,859
Dividends receivable                                        --      348,963      1,408       664,075            --
Accounts receivable from RiverSource Life for
contract purchase payments                              48,300           --         --       145,167       237,833
Receivable for share redemptions                            --           --         --            --            --
------------------------------------------------------------------------------------------------------------------
Total assets                                       338,605,522   97,178,164    458,109   183,704,299   426,991,692
==================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      238,283       69,474        313       129,066       302,363
   Minimum death benefit guarantee risk charge           1,667          113         --           275            --
   Contract terminations                                 2,113      200,317        237            --            --
Payable for investments purchased                           --           --         --            --            --
------------------------------------------------------------------------------------------------------------------
Total liabilities                                      242,063      269,904        550       129,341       302,363
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                            $338,363,459  $96,908,260   $457,559  $183,574,958  $426,689,329
==================================================================================================================
(1) Investment shares                               21,684,594   96,863,736     46,538    17,465,560    27,572,945
(2) Investments, at cost                          $308,031,239  $96,829,085   $455,084  $182,857,432  $353,166,745
------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                                                  RVS VP
                                                    RVS VP        RVS VP     GLOBAL INFLATION     RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                          EMER MKTS    GLOBAL BOND      PROT SEC           GRO      HI YIELD BOND
ASSETS
Investments, at value(1),(2)                      $56,612,436   $45,257,755      $731,357      $101,619,933   $94,936,073
Dividends receivable                                       --        75,729            --                --       600,358
Accounts receivable from RiverSource Life for
contract purchase payments                                 --       180,686           690           192,223        41,532
Receivable for share redemptions                           --            --            --                --            --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                       56,612,436    45,514,170       732,047       101,812,156    95,577,963
==========================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      40,138        32,135           500            71,996        67,647
   Minimum death benefit guarantee risk charge             --            --            --                --            --
   Contract terminations                               96,027            --            --                --            --
Payable for investments purchased                          --            --            --                --            --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     136,165        32,135           500            71,996        67,647
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                            $56,476,271   $45,482,035      $731,547      $101,740,160   $95,510,316
==========================================================================================================================
(1) Investment shares                               3,262,831     4,150,958        74,951        13,551,262    13,850,660
(2) Investments, at cost                          $43,346,921   $44,583,565      $740,447      $ 89,356,136   $90,270,492
--------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

18 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
                                                   RVS VP      RVS VP        RVS VP       RVS VP       RVS VP
DEC. 31, 2006 (CONTINUED)                          INC OPP    INTL OPP      LG CAP EQ   LG CAP VAL  MID CAP GRO
ASSETS
Investments, at value(1),(2)                      $521,893  $249,618,725  $624,857,117   $245,135   $13,903,426
Dividends receivable                                 2,758            --            --         --            --
Accounts receivable from RiverSource Life for
contract purchase payments                             294            --         4,627      5,022            --
Receivable for share redemptions                        --            --            --         --            --
---------------------------------------------------------------------------------------------------------------
Total assets                                       524,945   249,618,725   624,861,744    250,157    13,903,426
===============================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      351       178,584       446,779        165         9,935
   Minimum death benefit guarantee risk charge          --            --           556         --            --
   Contract terminations                                --       107,877       358,164         --        31,024
Payable for investments purchased                       --            --            --         --            --
---------------------------------------------------------------------------------------------------------------
Total liabilities                                      351       286,461       805,499        165        40,959
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                            $524,594  $249,332,264  $624,056,245   $249,992   $13,862,467
===============================================================================================================
(1) Investment shares                               50,584    18,929,131    24,953,667     20,049     1,217,581
(2) Investments, at cost                          $513,464  $163,603,215  $510,377,962   $235,715   $14,305,024
---------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                     RVS VP       RVS VP      RVS VP        RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                         MID CAP VAL    S&P 500    SELECT VAL  SHORT DURATION   SM CAP ADV
ASSETS
Investments, at value(1),(2)                       $2,241,532  $65,872,623   $128,911     $50,401,392   $34,679,992
Dividends receivable                                       --           --         --         153,134            --
Accounts receivable from RiverSource Life for
contract purchase payments                              4,672       69,349         72              --            --
Receivable for share redemptions                           --           --         --              --            --
-------------------------------------------------------------------------------------------------------------------
Total assets                                        2,246,204   65,941,972    128,983      50,554,526    34,679,992
===================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                       1,509       47,054         89          35,305        24,766
   Minimum death benefit guarantee risk charge             --           --         --             189            --
   Contract terminations                                   --           --         --          44,539        17,847
Payable for investments purchased                          --           --         --              --            --
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                       1,509       47,054         89          80,033        42,613
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                             $2,244,695  $65,894,918   $128,894     $50,474,493   $34,637,379
===================================================================================================================
(1) Investment shares                                 166,217    6,869,104     11,334       4,974,755     2,662,172
(2) Investments, at cost                           $2,136,854  $51,956,501   $132,751     $51,320,951   $32,730,263
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

19 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                                   ROYCE
                                                     RVS VP      MICRO-CAP,    THIRD AVE      WANGER        WANGER
DEC. 31, 2006 (CONTINUED)                          SM CAP VAL    INVEST CL        VAL       INTL SM CAP   U.S. SM CO
ASSETS
Investments, at value(1),(2)                      $18,759,802  $127,343,442  $159,857,868  $160,370,835  $156,904,811
Dividends receivable                                       --            --            --            --            --
Accounts receivable from RiverSource Life for
contract purchase payments                             14,471        91,513        20,687            --            --
Receivable for share redemptions                           --        90,869       114,203       232,965       200,615
---------------------------------------------------------------------------------------------------------------------
Total assets                                       18,774,273   127,525,824   159,992,758   160,603,800   157,105,426
=====================================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                      13,238        90,869       114,203       114,104       112,145
   Minimum death benefit guarantee risk charge             --            --            --            --            --
   Contract terminations                                   --            --            --       118,861        88,470
Payable for investments purchased                          --        91,513        20,687            --            --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                      13,238       182,382       134,890       232,965       200,615
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                            $18,761,035  $127,343,442  $159,857,868  $160,370,835  $156,904,811
=====================================================================================================================
(1) Investment shares                               1,260,087     8,843,295     5,357,167     3,839,378     4,315,314
(2) Investments, at cost                          $17,362,594  $ 88,332,778  $102,996,748  $ 91,215,957  $117,010,624
---------------------------------------------------------------------------------------------------------------------


                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------
                                                   WF ADV VT    WF ADV VT   WF ADV VT   WF ADV VT
DEC. 31, 2006 (CONTINUED)                         ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
ASSETS
Investments, at value(1),(2)                       $5,390,029  $1,393,475  $3,459,394  $4,766,247
Dividends receivable                                       --          --          --          --
Accounts receivable from RiverSource Life for
contract purchase payments                              3,440       2,950          14      12,978
Receivable for share redemptions                        3,801         988       2,467       3,348
-------------------------------------------------------------------------------------------------
Total assets                                        5,397,270   1,397,413   3,461,875   4,782,573
=================================================================================================
LIABILITIES
Payable to RiverSource Life for:
   Mortality and expense risk fee                       3,801         988       2,467       3,348
   Minimum death benefit guarantee risk charge             --          --          --          --
   Contract terminations                                   --          --          --          --
Payable for investments purchased                       3,440       2,950          14      12,978
-------------------------------------------------------------------------------------------------
Total liabilities                                       7,241       3,938       2,481      16,326
-------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
in accumulation period                             $5,390,029  $1,393,475  $3,459,394  $4,766,247
=================================================================================================
(1) Investment shares                                 381,460     141,183     144,021     478,539
(2) Investments, at cost                           $4,927,333  $1,171,101  $2,985,484  $3,926,710
-------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

20 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------
                                                    AIM VI     AIM VI      AIM VI     AIM VI      AIM VI
                                                   CAP APPR,  CAP APPR,   CAP DEV,   CAP DEV,    CORE EQ,
YEAR ENDED DEC. 31, 2006                            SER I      SER II      SER I      SER II       SER I
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income                                   $   16,520   $     --  $       --  $     --  $ 1,529,527
Variable account expenses                            240,252     94,789     135,674    39,186    2,544,195
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (223,732)   (94,789)   (135,674)  (39,186)  (1,014,668)
===========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                             1,984,792    203,232   1,349,729   310,945   43,669,168
   Cost of investments sold                        1,759,425    183,312     968,619   261,541   41,639,581
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     225,367     19,920     381,110    49,404    2,029,587
Distributions from capital gains                          --         --     283,058    94,264           --
Net change in unrealized appreciation or
depreciation of investments                        1,387,006    666,994   1,577,581   475,829   39,870,470
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     1,612,373    686,914   2,241,749   619,497   41,900,057
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $1,388,641   $592,125  $2,106,075  $580,311  $40,885,389
===========================================================================================================


                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------
                                                   AIM VI    AIM VI     AIM VI     AB VPS      AB VPS
                                                    DYN,    FIN SERV,    TECH,   GRO & INC,   INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SER I     SER I      SER I       CL B        CL B
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income                                   $     --  $ 17,151   $     --  $  194,894  $   445,282
Variable account expenses                            7,851     7,695     10,824     158,063      337,929
--------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (7,851)    9,456    (10,824)     36,831      107,353
========================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                              89,139    99,019    122,059     636,955       59,192
   Cost of investments sold                         70,760    89,225    106,741     579,344       45,825
--------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments    18,379     9,794     15,318      57,611       13,367
Distributions from capital gains                        --     6,624         --     875,062      632,936
Net change in unrealized appreciation or
depreciation of investments                        111,422   104,991    108,914   1,845,480   10,132,741
--------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     129,801   121,409    124,232   2,778,153   10,779,044
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $121,950  $130,865   $113,408  $2,814,984  $10,886,397
========================================================================================================


See accompanying notes to financial statements.

21 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------
                                                     AC VP       AC VP       AC VP       AC VP
                                                     INTL,       INTL,       VAL,         VAL,     CALVERT VS
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL I        CL II       CL I        CL II     SOCIAL BAL
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income                                   $  514,365  $  101,333  $ 1,736,549  $  247,052  $  229,163
Variable account expenses                            308,974      73,396    1,153,806     207,115      84,357
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      205,391      27,937      582,743      39,937     144,806
=============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                             1,890,402     637,527   10,708,238     977,380   1,219,171
   Cost of investments sold                        1,420,525     508,720    9,693,951     946,583   1,097,874
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     469,877     128,807    1,014,287      30,797     121,297
Distributions from capital gains                          --          --   10,954,419   1,752,496     175,852
Net change in unrealized appreciation or
depreciation of investments                        6,672,711   1,607,592    8,356,700   2,046,111     288,744
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     7,142,588   1,736,399   20,325,406   3,829,404     585,893
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $7,347,979  $1,764,336  $20,908,149  $3,869,341  $  730,699
=============================================================================================================


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------
                                                      COL         CS          CS         EG VA        FID VIP
                                                   HI YIELD,    MID-CAP     SM CAP    FUNDAMENTAL    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            VS CL B(1)     CORE       CORE I    LG CAP, CL 2    SERV CL
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income                                     $10,639   $       --  $       --    $ 47,354    $   927,201
Variable account expenses                             2,716       35,132     182,845      32,976      1,047,326
----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       7,923      (35,132)   (182,845)     14,378       (120,125)
================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               63,922    1,046,363   3,597,934      97,954      9,897,833
   Cost of investments sold                          63,632      872,359   3,971,696      88,014      8,302,638
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments        290      174,004    (373,762)      9,940      1,595,195
Distributions from capital gains                      3,703           --          --      77,135      2,888,002
Net change in unrealized appreciation or
depreciation of investments                          28,912     (111,770)  1,330,915     329,095      8,789,636
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       32,905       62,234     957,153     416,170     13,272,833
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     $40,828   $   27,102  $  774,308    $430,548    $13,152,708
================================================================================================================


See accompanying notes to financial statements.

22 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------
                                                    FID VIP     FID VIP      FID VIP     FID VIP     FID VIP
                                                  GRO & INC,    MID CAP,    MID CAP,    OVERSEAS,   OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SERV CL 2    SERV CL     SERV CL 2    SERV CL    SERV CL 2
INVESTMENT INCOME
Dividend income                                   $  195,479  $   626,806  $   90,381  $  383,908  $   95,335
Variable account expenses                            283,822    2,275,031     561,209     484,426     146,086
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (88,343)  (1,648,225)   (470,828)   (100,518)    (50,751)
==============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                             1,065,662    8,913,492     341,723   2,152,637     287,801
   Cost of investments sold                          947,842    6,251,972     293,626   1,560,709     225,828
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     117,820    2,661,520      48,097     591,928      61,973
Distributions from capital gains                     707,448   28,297,666   6,026,316     298,850      82,624
Net change in unrealized appreciation or
depreciation of investments                        2,924,201   (2,609,790)    692,848   7,693,061   2,512,421
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     3,749,469   28,349,396   6,767,261   8,583,839   2,657,018
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $3,661,126  $26,701,171  $6,296,433  $8,483,321  $2,606,267
==============================================================================================================


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                  FTVIPT FRANK  FTVIPT FRANK      FTVIPT        FTVIPT       GS VIT
                                                   GLOBAL REAL   SM CAP VAL,  MUTUAL SHARES    TEMP FOR   MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                EST, CL 2       CL 2        SEC, CL 2     SEC, CL 2       INST
INVESTMENT INCOME
Dividend income                                    $ 2,378,008  $  351,687      $  129,476   $   920,866  $ 1,758,033
Variable account expenses                            1,092,770     507,262          94,743       677,069    1,575,492
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      1,285,238    (155,575)         34,733       243,797      182,541
======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               4,347,183   1,169,984         110,974     6,899,469    4,437,886
   Cost of investments sold                          3,267,291     867,127          97,890     5,188,458    3,714,508
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     1,079,892     302,857          13,084     1,711,011      723,378
Distributions from capital gains                     9,235,521   1,967,950         329,742            --   19,367,468
Net change in unrealized appreciation or
depreciation of investments                         10,802,384   5,867,656       1,407,741    11,929,835    4,484,282
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      21,117,797   8,138,463       1,750,567    13,640,846   24,575,128
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $22,403,035  $7,982,888      $1,785,300   $13,884,643  $24,757,669
======================================================================================================================


See accompanying notes to financial statements.

23 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------
                                                     GS VIT        GS VIT      JANUS ASPEN  JANUS ASPEN   JANUS ASPEN
                                                   STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,   INTL GRO,   MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CAP EQ, INST    EQ, INST        SERV          SERV         SERV
INVESTMENT INCOME
Dividend income                                    $   82,640    $ 1,069,054   $       --   $ 1,369,661   $       --
Variable account expenses                             118,506        779,642       85,464       643,571      109,447
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (35,866)       289,412      (85,464)      726,090     (109,447)
=====================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                              2,166,056        499,045    1,029,598       383,784    1,779,962
   Cost of investments sold                         1,752,730        431,087    1,128,311       252,762    1,582,011
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      413,326         67,958      (98,713)      131,022      197,951
Distributions from capital gains                      902,049             --           --            --           --
Net change in unrealized appreciation or
depreciation of investments                            68,916      9,655,567      839,454    25,618,780    1,313,307
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,384,291      9,723,525      740,741    25,749,802    1,511,258
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $1,348,425    $10,012,937   $  655,277   $26,475,892   $1,401,811
=====================================================================================================================


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      LAZARD           MFS           MFS        MFS          OPPEN
                                                      RETIRE     INV GRO STOCK,   NEW DIS,   UTILITIES,  GLOBAL SEC VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              INTL EQ, SERV      SERV CL       SERV CL     SERV CL        SERV
INVESTMENT INCOME
Dividend income                                     $  522,287     $       --    $       --  $   82,593     $  2,036
Variable account expenses                              467,082        332,764       246,654      46,840        6,992
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         55,205       (332,764)     (246,654)     35,753       (4,956)
=======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               4,060,521      2,945,936     3,689,388     147,802       13,802
   Cost of investments sold                          3,010,350      2,728,433     3,111,847     129,270       13,567
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     1,050,171        217,503       577,541      18,532          235
Distributions from capital gains                     2,173,341             --       492,292     168,328       12,612
Net change in unrealized appreciation or
depreciation of investments                          6,667,241      2,421,075     2,267,088   1,249,173      152,011
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       9,890,753      2,638,578     3,336,921   1,436,033      164,858
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     $9,945,958     $2,305,814    $3,090,267  $1,471,786     $159,902
=======================================================================================================================


See accompanying notes to financial statements.

24 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------------
                                                      OPPEN           OPPEN         PIONEER        PIONEER          PUT VT
                                                    MAIN ST SM       STRATEGIC    EQ INC VCT,   INTL VAL VCT,   HLTH SCIENCES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)             CAP VA, SERV   BOND VA, SERV      CL II         CL II(2)         CL IB
INVESTMENT INCOME
Dividend income                                       $    54        $ 28,602       $126,400        $   --         $  6,284
Variable account expenses                               6,299          19,382         45,929           285           20,938
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (6,245)          9,220         80,471          (285)         (14,654)
==============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                 35,560          69,170        594,818         2,491           89,355
   Cost of investments sold                            34,615          68,819        523,696         2,487           80,278
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          945             351         71,122             4            9,077
Distributions from capital gains                        6,792              --         77,938            --               --
Net change in unrealized appreciation or
depreciation of investments                            84,724         187,328        761,361         5,965           58,715
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         92,461         187,679        910,421         5,969           67,792
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       $86,216        $196,899       $990,892        $5,684         $ 53,138
==============================================================================================================================


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     PUT VT       PUT VT        PUT VT          PUT VT       PUT VT
                                                    HI YIELD,    INTL EQ,    INTL NEW OPP,     NEW OPP,      VISTA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL IB         CL IB         CL IB          CL IA        CL IB
INVESTMENT INCOME
Dividend income                                    $1,408,141   $   23,304     $  236,562    $   347,966   $       --
Variable account expenses                             166,579       38,045        167,383      1,785,784      120,530
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     1,241,562      (14,741)        69,179     (1,437,818)    (120,530)
======================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                              2,857,929      469,999      1,706,414     29,151,037    1,750,295
   Cost of investments sold                         2,909,023      357,320      1,205,135     37,348,517    1,522,300
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      (51,094)     112,679        501,279     (8,197,480)     227,995
Distributions from capital gains                           --           --             --             --           --
Net change in unrealized appreciation or
depreciation of investments                           501,466      889,418      3,493,145     24,398,644      485,118
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                        450,372    1,002,097      3,994,424     16,201,164      713,113
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $1,691,934   $  987,356     $4,063,603    $14,763,346   $  592,583
======================================================================================================================


See accompanying notes to financial statements.

25 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------
                                                      RVS VP         RVS VP      RVS VP      RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   BAL         CASH MGMT   CORE BOND    DIV BOND     DIV EQ INC
INVESTMENT INCOME
Dividend income                                    $ 8,170,496   $ 3,887,860    $  9,752   $7,046,744   $ 4,849,312
Variable account expenses                            2,949,218       788,857       2,072    1,442,530     3,118,264
-------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      5,221,278     3,099,003       7,680    5,604,214     1,731,048
===================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                              44,140,054    24,236,517     176,050    2,401,457     3,120,033
   Cost of investments sold                         40,620,802    24,236,507     176,696    2,428,511     2,536,883
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     3,519,252            10        (646)     (27,054)      583,150
Distributions from capital gains                    18,541,931            --          --           --    24,364,126
Net change in unrealized appreciation or
depreciation of investments                         14,252,053            81       1,553      350,245    31,860,500
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      36,313,236            91         907      323,191    56,807,776
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $41,534,514   $ 3,099,094    $  8,587   $5,927,405   $58,538,824
===================================================================================================================


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------------
                                                                                    RVS VP
                                                      RVS VP        RVS VP     GLOBAL INFLATION     RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                EMER MKTS    GLOBAL BOND       PROT SEC           GRO      HI YIELD BOND
INVESTMENT INCOME
Dividend income                                    $   152,760    $1,283,972       $16,389        $  738,508     $6,177,243
Variable account expenses                              400,787       352,760         3,108           762,426        747,967
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (248,027)      931,212        13,281           (23,918)     5,429,276
============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               1,800,222     1,667,492        34,984         1,773,218      2,747,367
   Cost of investments sold                          1,385,389     1,675,949        34,761         1,684,806      2,655,499
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       414,833        (8,457)          223            88,412         91,868
Distributions from capital gains                     6,146,123            --            25                --             --
Net change in unrealized appreciation or
depreciation of investments                          6,322,717     1,333,681        (9,559)        8,395,933      2,432,664
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      12,883,673     1,325,224        (9,311)        8,484,345      2,524,532
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $12,635,646    $2,256,436       $ 3,970        $8,460,427     $7,953,808
============================================================================================================================


See accompanying notes to financial statements.

26 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                               SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------
                                                   RVS VP     RVS VP       RVS VP      RVS VP      RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              INC OPP    INTL OPP     LG CAP EQ  LG CAP VAL  MID CAP GRO
INVESTMENT INCOME
Dividend income                                   $13,789  $ 4,490,161  $ 7,006,392    $ 1,367   $    31,410
Variable account expenses                           1,895    2,118,588    5,312,052        812       104,784
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    11,894    2,371,573    1,694,340        555       (73,374)
=============================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                             14,125   23,287,349   94,531,702     15,972     1,323,327
   Cost of investments sold                        14,047   16,643,439   83,427,099     15,418     1,302,232
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments       78    6,643,910   11,104,603        554        21,095
Distributions from capital gains                       37           --           --     10,032       682,323
Net change in unrealized appreciation or
   depreciation of investments                      8,428   39,339,015   62,771,895      9,473    (1,001,724)
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      8,543   45,982,925   73,876,498     20,059      (298,306)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $20,437  $48,354,498  $75,570,838    $20,614   $  (371,680)
=============================================================================================================


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                    RVS VP        RVS VP     RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              MID CAP VAL    S&P 500   SELECT VAL  SHORT DURATION  SM CAP ADV
INVESTMENT INCOME
Dividend income                                    $  9,958    $  882,484    $ 1,197     $1,800,572    $    13,672
Variable account expenses                             8,486       548,024        559        421,550        305,101
-------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                        1,472       334,460        638      1,379,022       (291,429)
===================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               34,327     5,431,395     14,527      6,217,415      3,575,360
   Cost of investments sold                          33,093     4,592,121     14,075      6,372,779      3,061,998
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      1,234       839,274        452       (155,364)       513,362
Distributions from capital gains                     20,242       285,690     11,280             --      4,371,948
Net change in unrealized appreciation or
depreciation of investments                         103,480     6,748,012     (3,724)       162,800     (1,198,983)
-------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      124,956     7,872,976      8,008          7,436      3,686,327
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                    $126,428    $8,207,436    $ 8,646     $1,386,458    $ 3,394,898
===================================================================================================================


See accompanying notes to financial statements.

27 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------
                                                                ROYCE
                                                    RVS VP     MICRO-CAP,   THIRD AVE      WANGER      WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)              SM CAP VAL   INVEST CL       VAL      INTL SM CAP  U.S. SM CO
INVESTMENT INCOME
Dividend income                                   $   64,161  $   215,651  $ 2,002,574  $   654,054  $   314,150
Variable account expenses                            139,260    1,083,509    1,382,204    1,181,481    1,318,436
-----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (75,099)    (867,858)     620,370     (527,427)  (1,004,286)
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               924,597    7,617,605   10,495,924    1,723,286    4,291,830
   Cost of investments sold                          848,374    5,291,594    6,751,737    1,082,205    3,266,422
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      76,223    2,326,011    3,744,187      641,081    1,025,408
Distributions from capital gains                   1,799,423    6,569,003    6,820,981           --    4,431,377
Net change in unrealized appreciation or
depreciation of investments                          877,239   13,295,635    9,541,851   39,213,331    5,167,576
-----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     2,752,885   22,190,649   20,107,019   39,854,412   10,624,361
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                   $2,677,786  $21,322,791  $20,727,389  $39,326,985  $ 9,620,075
=================================================================================================================


                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------
                                                   WF ADV VT   WF ADV VT  WF ADV VT   WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)              ASSET ALLOC  INTL CORE     OPP     SM CAP GRO
INVESTMENT INCOME
Dividend income                                     $100,269    $ 21,765  $     --    $     --
Variable account expenses                             36,624      10,276    27,008      29,241
-----------------------------------------------------------------------------------------------
Investment income (loss) -- net                       63,645      11,489   (27,008)    (29,241)
===============================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                               276,459     126,410   278,327     130,870
   Cost of investments sold                          261,366     108,981   234,221     111,579
-----------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      15,093      17,429    44,106      19,291
Distributions from capital gains                      47,231      43,746   324,940      80,028
Net change in unrealized appreciation or
depreciation of investments                          350,440     134,212   (10,977)    551,588
-----------------------------------------------------------------------------------------------
Net gain (loss) on investments                       412,764     195,387   358,069     650,907
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     $476,409    $206,876  $331,061    $621,666
===============================================================================================

(1)  For the period April 28, 2006 (commencement of operations) to Dec. 31,
     2006.

(2)  For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
     2006.


See accompanying notes to financial statements.

28 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
                                                    AIM VI        AIM VI       AIM VI      AIM VI       AIM VI
                                                   CAP APPR,    CAP APPR,     CAP DEV,    CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2006                             SER I        SER II       SER I       SER II        SER I
------------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                   $  (223,732) $   (94,789) $  (135,674) $  (39,186) $ (1,014,668)
Net realized gain (loss) on sales of investments      225,367       19,920      381,110      49,404     2,029,587
Distributions from capital gains                           --           --      283,058      94,264            --
Net change in unrealized appreciation or
depreciation of investments                         1,387,006      666,994    1,577,581     475,829    39,870,470
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     1,388,641      592,125    2,106,075     580,311    40,885,389
==================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          2,688,141    3,799,089    1,193,965   1,523,789    23,698,796
Net transfers(1)                                    4,065,406    2,430,233      933,306     556,165   (27,853,989)
Transfers for policy loans                           (154,174)    (133,506)    (168,607)    (33,225)   (2,164,942)
Policy charges                                       (693,005)    (500,572)    (402,841)   (210,285)  (12,710,825)
Contract terminations:
   Surrender benefits                              (1,208,510)    (214,625)    (618,595)   (100,005)  (19,470,320)
   Death benefits                                     (34,744)          --       (3,100)         --      (144,148)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      4,663,114    5,380,619      934,128   1,736,439   (38,645,428)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    22,893,828    7,572,514   13,491,242   3,191,181   283,360,147
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $28,945,583  $13,545,258  $16,531,445  $5,507,931  $285,600,108
==================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             31,303,843    6,402,321   11,370,172   2,529,861   179,117,535
Contract purchase payments                          3,618,179    3,166,040      925,661   1,109,922    14,093,137
Net transfers(1)                                    5,462,670    2,034,431      690,442     402,084   (16,626,479)
Transfers for policy loans                           (212,275)    (110,802)    (130,478)    (24,442)   (1,283,240)
Policy charges                                       (932,539)    (417,193)    (312,629)   (153,492)   (7,568,923)
Contract terminations:
   Surrender benefits                              (1,625,727)    (179,273)    (475,701)    (73,579)  (11,555,215)
   Death benefits                                     (44,922)          --       (2,257)         --       (85,558)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   37,569,229   10,895,524   12,065,210   3,790,354   156,091,257
==================================================================================================================


See accompanying notes to financial statements.

29 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------
                                                    AIM VI      AIM VI      AIM VI       AB VPS      AB VPS
                                                     DYN,      FIN SERV,     TECH,     GRO & INC,   INTL VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 SER I       SER I       SER I        CL B        CL B
---------------------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                   $   (7,851) $    9,456  $  (10,824) $    36,831  $   107,353
Net realized gain (loss) on sales of investments      18,379       9,794      15,318       57,611       13,367
Distributions from capital gains                          --       6,624          --      875,062      632,936
Net change in unrealized appreciation or
depreciation of investments                          111,422     104,991     108,914    1,845,480   10,132,741
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      121,950     130,865     113,408    2,814,984   10,886,397
===============================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           196,501     247,253     362,580    6,488,019   13,100,937
Net transfers(1)                                      83,410     196,208     118,621    1,242,893   10,353,411
Transfers for policy loans                            (7,540)     (6,250)     (9,983)    (101,356)    (292,560)
Policy charges                                       (40,392)    (40,466)    (62,612)    (831,076)  (1,571,404)
Contract terminations:
   Surrender benefits                                (17,121)    (13,280)    (30,180)    (420,605)    (780,010)
   Death benefits                                         --          --          --       (1,622)      (6,342)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       214,858     383,465     378,426    6,376,253   20,804,032
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      717,486     697,157     939,260   13,426,728   23,004,673
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $1,054,294  $1,211,487  $1,431,094  $22,617,965  $54,695,102
===============================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               543,844     574,303     903,572   11,479,016   13,591,097
Contract purchase payments                           138,103     192,818     337,428    5,286,367    6,657,293
Net transfers(1)                                      58,307     144,506     112,207    1,015,115    5,216,967
Transfers for policy loans                            (5,238)     (4,841)     (9,403)     (81,749)    (146,364)
Policy charges                                       (28,427)    (31,587)    (58,091)    (675,812)    (796,899)
Contract terminations:
   Surrender benefits                                (12,154)    (10,410)    (28,248)    (343,068)    (388,468)
   Death benefits                                         --          --          --       (1,338)      (3,101)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     694,435     864,789   1,257,465   16,678,531   24,130,525
===============================================================================================================


See accompanying notes to financial statements.

30 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                     AC VP         AC VP          AC VP         AC VP
                                                     INTL,         INTL,          VAL,           VAL,       CALVERT VS
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 CL I          CL II          CL I          CL II       SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                   $   205,391   $    27,937   $    582,743   $    39,937   $   144,806
Net realized gain (loss) on sales of investments      469,877       128,807      1,014,287        30,797       121,297
Distributions from capital gains                           --            --     10,954,419     1,752,496       175,852
Net change in unrealized appreciation or
depreciation of investments                         6,672,711     1,607,592      8,356,700     2,046,111       288,744
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     7,347,979     1,764,336     20,908,149     3,869,341       730,699
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          3,003,460     2,437,153     10,862,264     7,165,581     1,376,005
Net transfers(1)                                    2,729,401       992,715     (3,589,935)    1,686,048       448,784
Transfers for policy loans                           (434,795)      (48,309)    (1,248,511)     (162,363)      (29,340)
Policy charges                                       (795,516)     (366,553)    (3,782,277)   (1,006,924)     (308,974)
Contract terminations:
   Surrender benefits                              (1,507,495)     (168,459)    (6,499,587)     (612,197)     (286,639)
   Death benefits                                     (35,023)           --        (50,817)         (576)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,960,032     2,846,547     (4,308,863)    7,069,569     1,199,836
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    29,378,472     5,949,544    123,293,260    17,821,340     8,290,693
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $39,686,483   $10,560,427   $139,892,546   $28,760,250   $10,221,228
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             37,105,900     4,671,924     81,803,295    13,802,559     7,999,846
Contract purchase payments                          3,460,371     1,735,794      6,815,565     5,241,957     1,296,355
Net transfers(1)                                    3,068,719       715,174     (2,465,803)    1,223,820       437,264
Transfers for policy loans                           (501,402)      (34,643)      (776,047)     (120,098)      (27,742)
Policy charges                                       (913,499)     (261,513)    (2,370,281)     (734,362)     (291,396)
Contract terminations:
   Surrender benefits                              (1,730,402)     (119,668)    (4,044,427)     (440,915)     (265,181)
   Death benefits                                     (36,999)           --        (31,282)         (438)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   40,452,688     6,707,068     78,931,020    18,972,523     9,149,146
=======================================================================================================================


See accompanying notes to financial statements.

31 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                      COL          CS             CS            EG VA         FID VIP
                                                   HI YIELD,     MID-CAP        SM CAP       FUNDAMENTAL    GRO & INC,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            VS CL B(2)      CORE          CORE I      LG CAP, CL 2     SERV CL
OPERATIONS
Investment income (loss) -- net                   $  7,923     $  (35,132)   $  (182,845)    $   14,378    $   (120,125)
Net realized gain (loss) on sales of investments       290        174,004       (373,762)         9,940       1,595,195
Distributions from capital gains                     3,703             --             --         77,135       2,888,002
Net change in unrealized appreciation or
depreciation of investments                         28,912       (111,770)     1,330,915        329,095       8,789,636
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     40,828         27,102        774,308        430,548      13,152,708
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                         245,626        356,304      1,962,724      1,448,505      10,865,085
Net transfers(1)                                   581,170       (592,111)    (2,734,230)     1,013,702      (4,359,049)
Transfers for policy loans                            (100)        (5,411)      (127,798)       (49,222)     (1,041,938)
Policy charges                                     (24,221)      (109,654)      (638,907)      (188,088)     (3,184,414)
Contract terminations:
   Surrender benefits                               (1,660)      (208,017)    (1,200,474)       (60,641)     (5,902,772)
   Death benefits                                       --             --         (5,350)            --         (46,868)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     800,815       (558,889)    (2,744,035)     2,164,256      (3,669,956)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --      4,050,634     20,575,994      2,427,636     111,455,717
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $841,643     $3,518,847    $18,606,267     $5,022,440    $120,938,469
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --      4,219,414     17,235,293      2,220,670     110,214,411
Contract purchase payments                         239,858        369,735      1,587,703      1,271,593      10,292,892
Net transfers(1)                                   571,316       (618,378)    (2,213,760)       893,893      (4,106,696)
Transfers for policy loans                             (94)        (5,699)      (104,640)       (42,658)       (984,462)
Policy charges                                     (23,643)      (113,703)      (518,019)      (164,933)     (3,017,820)
Contract terminations:
   Surrender benefits                               (1,616)      (221,560)      (971,837)       (54,010)     (5,576,318)
   Death benefits                                       --             --         (4,476)            --         (44,153)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   785,821      3,629,809     15,010,264      4,124,555     106,777,854
========================================================================================================================


See accompanying notes to financial statements.

32 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------
                                                    FID VIP       FID VIP      FID VIP      FID VIP      FID VIP
                                                   GRO & INC,    MID CAP,      MID CAP,    OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SERV CL 2      SERV CL     SERV CL 2     SERV CL     SERV CL 2
OPERATIONS
Investment income (loss) -- net                   $   (88,343) $ (1,648,225) $  (470,828) $  (100,518) $   (50,751)
Net realized gain (loss) on sales of investments      117,820     2,661,520       48,097      591,928       61,973
Distributions from capital gains                      707,448    28,297,666    6,026,316      298,850       82,624
Net change in unrealized appreciation or
depreciation of investments                         2,924,201    (2,609,790)     692,848    7,693,061    2,512,421
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                  3,661,126    26,701,171    6,296,433    8,483,321    2,606,267
===================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          9,676,388    19,791,823   19,855,054    4,700,093    4,738,141
Net transfers(1)                                     (220,976)   11,121,171    9,973,973    5,686,280    1,559,805
Transfers for policy loans                           (196,519)   (2,485,764)    (505,870)    (374,739)    (113,011)
Policy charges                                     (1,446,997)   (6,286,879)  (2,672,512)  (1,171,309)    (626,985)
Contract terminations:
   Surrender benefits                                (945,012)  (13,161,817)  (1,634,398)  (2,372,718)    (469,393)
   Death benefits                                      (8,173)     (120,430)      (8,623)     (28,392)      (1,402)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      6,858,711     8,858,104   25,007,624    6,439,215    5,087,155
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    26,375,288   226,755,617   45,718,014   45,739,706   12,406,948
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $36,895,125  $262,314,892  $77,022,071  $60,662,242  $20,100,370
===================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             21,756,762   113,269,739   27,046,296   44,720,166    8,634,798
Contract purchase payments                          7,653,111     9,248,585   10,997,925    4,326,219    3,108,297
Net transfers(1)                                     (153,287)    5,216,915    5,529,413    5,309,933    1,035,927
Transfers for policy loans                           (154,573)   (1,158,636)    (278,579)    (344,688)     (74,062)
Policy charges                                     (1,143,720)   (2,940,860)  (1,479,769)  (1,077,119)    (410,309)
Contract terminations:
   Surrender benefits                                (741,735)   (6,151,111)    (907,230)  (2,172,007)    (308,533)
   Death benefits                                      (6,464)      (55,081)      (4,676)     (24,960)        (907)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   27,210,094   117,429,551   40,903,380   50,737,544   11,985,211
===================================================================================================================


See accompanying notes to financial statements.

33 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------
                                                    FTVIPT FRANK    FTVIPT FRANK      FTVIPT        FTVIPT       GS VIT
                                                  GLOBAL REAL EST,   SM CAP VAL,  MUTUAL SHARES    TEMP FOR   MID CAP VAL,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                    CL 2            CL 2         SEC, CL 2    SEC, CL 2       INST
OPERATIONS
Investment income (loss) -- net                     $  1,285,238     $  (155,575)  $    34,733   $   243,797  $    182,541
Net realized gain (loss) on sales of investments       1,079,892         302,857        13,084     1,711,011       723,378
Distributions from capital gains                       9,235,521       1,967,950       329,742            --    19,367,468
Net change in unrealized appreciation or
depreciation of investments                           10,802,384       5,867,656     1,407,741    11,929,835     4,484,282
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       22,403,035       7,982,888     1,785,300    13,884,643    24,757,669
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            17,418,625       9,187,317     3,788,887     6,222,345    23,655,136
Net transfers(1)                                       2,866,122       5,339,730     4,005,643    (3,250,165)    6,020,649
Transfers for policy loans                            (1,205,114)       (517,002)     (103,147)     (626,993)   (1,417,863)
Policy charges                                        (3,632,311)     (1,789,726)     (486,683)   (1,665,415)   (5,147,371)
Contract terminations:
   Surrender benefits                                 (4,945,456)     (2,231,751)     (181,353)   (3,497,103)   (7,410,408)
   Death benefits                                       (119,232)        (28,577)           --       (36,885)     (198,660)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,382,634       9,959,991     7,023,347    (2,854,216)   15,501,483
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      108,134,780      46,374,484     6,691,561    69,697,863   154,329,843
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $140,920,449     $64,317,363   $15,500,208   $80,728,290  $194,588,995
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                43,698,391      23,267,706     5,331,492    57,133,641    69,180,608
Contract purchase payments                             6,653,850       4,212,144     2,806,043     4,714,424    10,005,882
Net transfers(1)                                       1,072,826       2,446,521     2,957,343    (2,476,473)    2,562,856
Transfers for policy loans                              (458,852)       (237,486)      (75,970)     (477,198)     (602,065)
Policy charges                                        (1,387,672)       (821,309)     (359,876)   (1,259,989)   (2,177,216)
Contract terminations:
   Surrender benefits                                 (1,880,603)     (1,019,378)     (132,964)   (2,626,839)   (3,120,084)
   Death benefits                                        (45,871)        (13,065)           --       (26,288)      (83,110)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      47,652,069      27,835,133    10,526,068    54,981,278    75,766,871
===========================================================================================================================


See accompanying notes to financial statements.

34 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     GS VIT        GS VIT      JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                   STRUCTD SM   STRUCTD U.S.  GLOBAL TECH,    INTL GRO,    MID CAP GRO,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              CAP EQ, INST    EQ, INST        SERV          SERV           SERV
OPERATIONS
Investment income (loss) -- net                    $   (35,866) $    289,412   $   (85,464)  $    726,090   $  (109,447)
Net realized gain (loss) on sales of investments       413,326        67,958       (98,713)       131,022       197,951
Distributions from capital gains                       902,049            --            --             --            --
Net change in unrealized appreciation or
depreciation of investments                             68,916     9,655,567       839,454     25,618,780     1,313,307
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      1,348,425    10,012,937       655,277     26,475,892     1,401,811
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           1,152,580    12,672,228     1,197,652      7,508,105     1,140,153
Net transfers(1)                                    (1,038,710)   17,301,982       522,164     25,755,089      (665,911)
Transfers for policy loans                            (215,509)     (825,070)      (89,795)      (667,541)      (68,210)
Policy charges                                        (352,795)   (2,325,295)     (300,612)    (1,787,523)     (394,064)
Contract terminations:
   Surrender benefits                                 (682,030)   (3,622,955)     (435,731)    (3,584,346)     (648,004)
   Death benefits                                      (33,383)      (27,505)       (3,218)       (29,915)      (47,232)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,169,847)   23,173,385       890,460     27,193,869      (683,268)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,681,030    71,196,214     8,646,616     46,820,675    11,766,718
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $12,859,608  $104,382,536   $10,192,353   $100,490,436   $12,485,261
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               8,156,632    75,356,849    20,674,047     48,928,295    20,736,843
Contract purchase payments                             700,899    12,803,499     2,826,058      6,471,382     1,917,456
Net transfers(1)                                      (642,952)   17,449,606     1,265,550     22,081,154    (1,121,530)
Transfers for policy loans                            (130,820)     (831,640)     (217,763)      (570,764)     (113,309)
Policy charges                                        (215,581)   (2,348,828)     (708,593)    (1,540,680)     (664,388)
Contract terminations:
   Surrender benefits                                 (414,390)   (3,654,517)   (1,027,383)    (3,078,630)   (1,084,173)
   Death benefits                                      (19,653)      (27,284)       (7,007)       (25,353)      (77,677)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     7,434,135    98,747,685    22,804,909     72,265,404    19,593,222
========================================================================================================================


See accompanying notes to financial statements.

35 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                      LAZARD           MFS           MFS         MFS          OPPEN
                                                      RETIRE     INV GRO STOCK,    NEW DIS,   UTILITIES,  GLOBAL SEC VA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)              INTL EQ, SERV      SERV CL       SERV CL      SERV CL        SERV
OPERATIONS
Investment income (loss) -- net                    $    55,205    $  (332,764)   $  (246,654) $   35,753    $   (4,956)
Net realized gain (loss) on sales of investments     1,050,171        217,503        577,541      18,532           235
Distributions from capital gains                     2,173,341             --        492,292     168,328        12,612
Net change in unrealized appreciation or
depreciation of investments                          6,667,241      2,421,075      2,267,088   1,249,173       152,011
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      9,945,958      2,305,814      3,090,267   1,471,786       159,902
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           6,949,711      5,347,669      3,778,779   1,719,768       656,918
Net transfers(1)                                    (2,513,422)      (663,261)    (3,389,972)  2,138,311     1,054,480
Transfers for policy loans                            (362,556)      (243,236)      (179,191)    (29,142)      (18,688)
Policy charges                                      (1,434,414)    (1,185,470)      (914,147)   (253,008)      (52,321)
Contract terminations:
   Surrender benefits                               (2,347,094)    (1,823,084)    (1,314,111)   (159,940)       (4,766)
   Death benefits                                      (37,389)       (14,399)       (12,124)         --            --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         254,836      1,418,219     (2,030,766)  3,415,989     1,635,623
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     46,195,253     35,398,924     26,886,000   3,107,820        77,597
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $56,396,047    $39,122,957    $27,945,501  $7,995,595    $1,873,122
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              45,316,524     53,002,892     30,257,997   1,757,499        71,682
Contract purchase payments                           6,211,731      7,903,638      4,072,643     869,765       568,628
Net transfers(1)                                    (2,245,200)      (993,483)    (3,619,127)  1,079,894       912,178
Transfers for policy loans                            (324,027)      (357,349)      (195,467)    (14,670)      (15,667)
Policy charges                                      (1,280,885)    (1,752,227)      (985,108)   (127,680)      (45,137)
Contract terminations:
   Surrender benefits                               (2,085,335)    (2,697,515)    (1,418,298)    (81,095)       (4,085)
   Death benefits                                      (34,706)       (21,588)       (12,274)         --            --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    45,558,102     55,084,368     28,100,366   3,483,713     1,487,599
========================================================================================================================


See accompanying notes to financial statements.

36 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                      OPPEN         OPPEN        PIONEER      PIONEER          PUT VT
                                                   MAIN ST SM     STRATEGIC    EQ INC VCT,  INTL VAL VCT,  HLTH SCIENCES,
PERIOD ENDED DEC. 31, 2006 (CONTINUED)            CAP VA, SERV  BOND VA, SERV     CL II       CL II(3)         CL IB
OPERATIONS
Investment income (loss) -- net                    $   (6,245)   $     9,220    $   80,471    $   (285)      $  (14,654)
Net realized gain (loss) on sales of investments          945            351        71,122           4            9,077
Distributions from capital gains                        6,792             --        77,938          --               --
Net change in unrealized appreciation or
depreciation of investments                            84,724        187,328       761,361       5,965           58,715
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                        86,216        196,899       990,892       5,684           53,138
=========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            537,607      1,906,796     1,826,821       7,089          715,801
Net transfers(1)                                      913,567      2,939,650       701,801     825,304          379,060
Transfers for policy loans                            (12,820)       (14,710)      (15,278)         18          (11,232)
Policy charges                                        (45,024)      (156,503)     (235,751)     (1,242)        (110,072)
Contract terminations:
   Surrender benefits                                  (7,776)        (7,221)     (157,994)        (17)         (48,460)
   Death benefits                                          --             --        (2,343)         --               --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      1,385,554      4,668,012     2,117,256     831,152          925,097
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        77,278        268,200     3,820,745          --        1,827,860
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $1,549,048    $ 5,133,111    $6,928,893    $836,836       $2,806,095
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 73,106        267,980     3,162,300          --        1,519,537
Contract purchase payments                            469,056      1,860,800     1,377,677       7,084          598,516
Net transfers(1)                                      804,569      2,871,105       507,225     825,253          315,420
Transfers for policy loans                            (10,684)       (14,390)      (11,327)         17           (9,462)
Policy charges                                        (39,448)      (152,335)     (177,884)     (1,242)         (91,842)
Contract terminations:
   Surrender benefits                                  (6,992)        (7,007)     (118,043)        (17)         (42,182)
   Death benefits                                          --             --        (1,680)         --               --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,289,607      4,826,153     4,738,268     831,095        2,289,987
=========================================================================================================================


See accompanying notes to financial statements.

37 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                    PUT VT       PUT VT       PUT VT         PUT VT       PUT VT
                                                   HI YIELD,    INTL EQ,   INTL NEW OPP,    NEW OPP,      VISTA,
YEAR ENDED DEC. 31, 2006 (CONTINUED)                CL IB        CL IB        CL IB          CL IA        CL IB
OPERATIONS
Investment income (loss) -- net                   $ 1,241,562  $  (14,741)  $    69,179   $ (1,437,818) $  (120,530)
Net realized gain (loss) on sales of investments      (51,094)    112,679       501,279     (8,197,480)     227,995
Distributions from capital gains                           --          --            --             --           --
Net change in unrealized appreciation or
depreciation of investments                           501,466     889,418     3,493,145     24,398,644      485,118
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     1,691,934     987,356     4,063,603     14,763,346      592,583
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          1,504,814   1,133,751     1,575,426     18,612,582    1,573,278
Net transfers(1)                                     (377,808)    109,464       366,075    (18,567,150)  (1,079,885)
Transfers for policy loans                           (115,722)    (37,417)     (171,625)    (1,755,630)    (104,628)
Policy charges                                       (520,820)   (158,926)     (443,613)    (9,121,049)    (405,365)
Contract terminations:
   Surrender benefits                              (1,014,478)   (143,868)     (850,314)   (14,245,936)    (719,746)
   Death benefits                                      (6,378)         --        (2,107)       (61,774)          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (530,392)    903,004       473,842    (25,138,957)    (736,346)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    18,173,982   3,327,598    15,847,593    203,806,887   13,336,607
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $19,335,524  $5,217,958   $20,385,038   $193,431,276  $13,192,844
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             14,202,500   2,512,321    20,915,832    149,195,541   18,854,169
Contract purchase payments                          1,134,592     765,109     1,865,296     13,284,947    2,172,689
Net transfers(1)                                     (291,800)     60,219       470,660    (13,197,211)  (1,482,320)
Transfers for policy loans                            (87,549)    (25,095)     (205,243)    (1,259,610)    (144,892)
Policy charges                                       (392,889)   (107,116)     (524,032)    (6,526,488)    (561,541)
Contract terminations:
   Surrender benefits                                (765,212)    (93,510)     (996,460)   (10,161,983)    (991,655)
   Death benefits                                      (4,862)         --        (2,465)       (43,566)          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   13,794,780   3,111,928    21,523,588    131,291,630   17,846,450
====================================================================================================================


See accompanying notes to financial statements.

38 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                     RVS VP         RVS VP     RVS VP       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                   BAL        CASH MGMT   CORE BOND    DIV BOND     DIV EQ INC
OPERATIONS
Investment income (loss) -- net                   $  5,221,278  $  3,099,003   $  7,680  $  5,604,214  $  1,731,048
Net realized gain (loss) on sales of investments     3,519,252            10       (646)      (27,054)      583,150
Distributions from capital gains                    18,541,931            --         --            --    24,364,126
Net change in unrealized appreciation or
depreciation of investments                         14,252,053            81      1,553       350,245    31,860,500
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     41,534,514     3,099,094      8,587     5,927,405    58,538,824
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          26,037,653    41,929,110    172,678    22,678,775    50,912,219
Net transfers(1)                                   (18,480,350)   (7,493,255)   225,793    28,939,012    81,302,935
Transfers for policy loans                            (929,873)      306,673         --      (710,907)   (3,276,870)
Policy charges                                     (20,666,495)  (11,868,276)   (30,677)   (8,837,877)  (10,714,439)
Contract terminations:
   Surrender benefits                              (23,435,738)   (6,379,723)    (1,141)   (8,873,187)  (14,867,606)
   Death benefits                                     (634,956)      (75,078)        --      (182,568)     (204,738)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (38,109,759)   16,419,451    366,653    33,013,248   103,151,501
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    334,938,704    77,389,715     82,319   144,634,305   264,999,004
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $338,363,459  $ 96,908,260   $457,559  $183,574,958  $426,689,329
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             340,777,538    72,075,812     81,570   111,698,540   179,393,654
Contract purchase payments                          25,432,386    38,362,138    171,164    17,334,221    31,485,167
Net transfers(1)                                   (18,160,716)   (6,805,548)   223,949    22,097,716    50,451,857
Transfers for policy loans                            (928,348)      283,672         --      (542,517)   (2,028,837)
Policy charges                                     (20,176,998)  (10,862,490)   (30,516)   (6,774,615)   (6,626,389)
Contract terminations:
   Surrender benefits                              (22,791,560)   (5,837,609)      (141)   (6,791,764)   (9,152,056)
   Death benefits                                     (562,856)      (70,252)        --      (168,551)     (123,244)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   303,589,446    87,145,723    446,026   136,853,030   243,400,152
====================================================================================================================


See accompanying notes to financial statements.

39 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  -------------------------------------------------------------------------
                                                                                   RVS VP
                                                     RVS VP        RVS VP     GLOBAL INFLATION     RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                EMER MKTS    GLOBAL BOND      PROT SEC           GRO      HI YIELD BOND
OPERATIONS
Investment income (loss) -- net                    $  (248,027)  $   931,212      $ 13,281      $    (23,918)  $ 5,429,276
Net realized gain (loss) on sales of investments       414,833        (8,457)          223            88,412        91,868
Distributions from capital gains                     6,146,123            --            25                --            --
Net change in unrealized appreciation or
depreciation of investments                          6,322,717     1,333,681        (9,559)        8,395,933     2,432,664
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     12,635,646     2,256,436         3,970         8,460,427     7,953,808
===========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           6,999,820     6,354,083       242,093        13,529,744    13,158,228
Net transfers(1)                                     8,827,439     5,706,023       440,365        20,112,101     7,984,447
Transfers for policy loans                            (577,248)     (262,302)       (5,903)         (864,331)     (456,796)
Policy charges                                      (1,257,421)   (1,327,240)      (19,442)       (2,339,640)   (3,127,330)
Contract terminations:
   Surrender benefits                               (1,752,114)   (1,634,641)       (1,170)       (3,355,410)   (3,404,778)
   Death benefits                                       (7,051)      (18,014)           --           (30,574)      (29,153)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      12,233,425     8,817,909       655,943        27,051,890    14,124,618
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     31,607,200    34,407,690        71,634        66,227,843    73,431,890
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $56,476,271   $45,482,035      $731,547      $101,740,160   $95,510,316
===========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              19,619,524    24,417,085        69,892       123,244,315    58,224,816
Contract purchase payments                           3,880,074     4,403,358       241,202        24,468,759    10,022,127
Net transfers(1)                                     4,898,077     3,933,123       436,089        36,195,033     6,050,948
Transfers for policy loans                            (319,759)     (181,383)       (5,997)       (1,554,274)     (358,280)
Policy charges                                        (694,376)     (919,320)      (19,246)       (4,232,961)   (2,382,886)
Contract terminations:
   Surrender benefits                                 (963,143)   (1,128,032)         (160)       (6,079,751)   (2,580,439)
   Death benefits                                       (3,996)      (12,416)           --           (55,101)      (21,766)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    26,416,401    30,512,415       721,780       171,986,020    68,954,520
===========================================================================================================================


See accompanying notes to financial statements.

40 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------
                                                    RVS VP      RVS VP        RVS VP       RVS VP       RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)               INC OPP     INTL OPP      LG CAP EQ   LG CAP VAL  MID CAP GRO
OPERATIONS
Investment income (loss) -- net                   $  11,894  $  2,371,573  $  1,694,340   $    555   $   (73,374)
Net realized gain (loss) on sales of investments         78     6,643,910    11,104,603        554        21,095
Distributions from capital gains                         37            --            --     10,032       682,323
Net change in unrealized appreciation or
depreciation of investments                           8,428    39,339,015    62,771,895      9,473    (1,001,724)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      20,437    48,354,498    75,570,838     20,614      (371,680)
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          195,991    17,440,495    57,175,649     88,767     2,523,036
Net transfers(1)                                    303,238    (6,199,759)   58,962,620    144,401     7,706,108
Transfers for policy loans                           (1,771)   (1,981,851)   (2,957,143)      (356)     (156,946)
Policy charges                                      (16,313)   (9,890,801)  (33,658,206)   (11,057)     (543,505)
Contract terminations:
   Surrender benefits                                (1,292)  (16,413,571)  (41,706,798)      (416)     (592,441)
   Death benefits                                        --      (101,564)     (656,469)        --        (1,358)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      479,853   (17,147,051)   37,159,653    221,339     8,934,894
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      24,304   218,124,817   511,325,754      8,039     5,299,253
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 524,594  $249,332,264  $624,056,245   $249,992   $13,862,467
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               23,226   265,961,933   676,240,072      7,782     4,302,893
Contract purchase payments                          189,196    19,133,685    72,388,320     79,146     2,104,253
Net transfers(1)                                    293,888    (6,969,502)   73,898,278    130,012     6,044,262
Transfers for policy loans                           (1,741)   (2,163,518)   (3,724,103)      (336)     (130,533)
Policy charges                                      (15,721)  (10,857,289)  (42,628,195)    (9,909)     (455,350)
Contract terminations:
   Surrender benefits                                  (255)  (17,956,715)  (52,728,712)      (311)     (498,758)
   Death benefits                                        --      (110,224)     (721,989)        --        (1,192)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    488,593   247,038,370   722,723,671    206,384    11,365,575
=================================================================================================================


See accompanying notes to financial statements.

41 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                     RVS VP       RVS VP     RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)              MID CAP VAL    S&P 500    SELECT VAL  SHORT DURATION   SM CAP ADV
OPERATIONS
Investment income (loss) -- net                   $    1,472   $   334,460   $    638    $ 1,379,022    $  (291,429)
Net realized gain (loss) on sales of investments       1,234       839,274        452       (155,364)       513,362
Distributions from capital gains                      20,242       285,690     11,280             --      4,371,948
Net change in unrealized appreciation or
depreciation of investments                          103,480     6,748,012     (3,724)       162,800     (1,198,983)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      126,428     8,207,436      8,646      1,386,458      3,394,898
====================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           730,250     7,688,828     41,044      7,358,149      4,445,114
Net transfers(1)                                   1,347,449    (3,312,503)    80,581      1,517,335     (2,233,120)
Transfers for policy loans                              (652)     (504,104)        --       (284,729)      (311,165)
Policy charges                                       (63,253)   (2,005,257)    (3,969)    (3,059,818)    (1,041,831)
Contract terminations:
   Surrender benefits                                (13,019)   (2,859,381)    (7,487)    (2,820,094)    (1,778,807)
   Death benefits                                         --        (5,871)        --       (139,892)            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     2,000,775      (998,288)   110,169      2,570,951       (919,809)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      117,492    58,685,770     10,079     46,517,084     32,162,290
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $2,244,695   $65,894,918   $128,894    $50,474,493    $34,637,379
====================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               110,840    67,699,407     10,142     39,025,093     23,709,872
Contract purchase payments                           633,908     8,449,406     38,853      6,074,810      3,088,500
Net transfers(1)                                   1,176,012    (3,723,271)    75,490      1,214,180     (1,558,134)
Transfers for policy loans                              (564)     (551,047)        --       (234,341)      (214,148)
Policy charges                                       (54,923)   (2,202,570)    (3,694)    (2,536,488)      (724,317)
Contract terminations:
   Surrender benefits                                (11,606)   (3,119,311)    (7,242)    (2,326,855)    (1,233,218)
   Death benefits                                         --        (6,253)        --       (126,235)            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   1,853,667    66,546,361    113,549     41,090,164     23,068,555
====================================================================================================================


See accompanying notes to financial statements.

42 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                                   ROYCE
                                                     RVS VP     MICRO-CAP,     THIRD AVE      WANGER        WANGER
YEAR ENDED DEC. 31, 2006 (CONTINUED)               SM CAP VAL    INVEST CL        VAL       INTL SM CAP   U.S. SM CO
OPERATIONS
Investment income (loss) -- net                   $   (75,099) $   (867,858) $    620,370  $   (527,427) $ (1,004,286)
Net realized gain (loss) on sales of investments       76,223     2,326,011     3,744,187       641,081     1,025,408
Distributions from capital gains                    1,799,423     6,569,003     6,820,981            --     4,431,377
Net change in unrealized appreciation or
depreciation of investments                           877,239    13,295,635     9,541,851    39,213,331     5,167,576
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     2,677,786    21,322,791    20,727,389    39,326,985     9,620,075
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          4,487,419     9,504,495    11,496,030    18,534,418    24,681,160
Net transfers(1)                                      457,693      (375,138)   (1,662,459)   13,885,879     4,954,421
Transfers for policy loans                           (126,852)   (1,329,559)   (1,401,220)   (1,357,867)   (1,308,946)
Policy charges                                       (669,279)   (3,141,224)   (3,891,606)   (3,529,333)   (4,430,115)
Contract terminations:
   Surrender benefits                                (450,042)   (6,253,427)   (7,624,332)   (5,248,030)   (6,095,254)
   Death benefits                                      (1,762)      (79,274)     (219,137)     (143,445)     (102,852)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      3,697,177    (1,674,127)   (3,302,724)   22,141,622    17,698,414
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    12,386,072   107,694,778   142,433,203    98,902,228   129,586,322
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $18,761,035  $127,343,442  $159,857,868  $160,370,835  $156,904,811
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              8,998,422    45,852,354    59,381,128    87,136,920    73,417,434
Contract purchase payments                          2,975,909     3,652,408     4,458,614    13,951,437    13,571,448
Net transfers(1)                                      291,792      (171,578)     (664,944)   10,552,177     2,730,769
Transfers for policy loans                            (83,971)     (509,547)     (544,649)   (1,008,403)     (718,627)
Policy charges                                       (444,006)   (1,206,833)   (1,510,067)   (2,650,300)   (2,437,664)
Contract terminations:
   Surrender benefits                                (300,254)   (2,401,120)   (2,956,512)   (3,931,282)   (3,359,100)
   Death benefits                                      (1,172)      (29,726)      (82,472)     (108,022)      (55,095)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   11,436,720    45,185,958    58,081,098   103,942,527    83,149,165
======================================================================================================================


See accompanying notes to financial statements.
43 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                            SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------
                                                   WF ADV VT    WF ADV VT   WF ADV VT   WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)              ASSET ALLOC   INTL CORE      OPP     SM CAP GRO
--------------------------------------------------------------------------------------------------
OPERATIONS
Investment income (loss) -- net                    $   63,645  $   11,489  $  (27,008) $  (29,241)
Net realized gain (loss) on sales of investments       15,093      17,429      44,106      19,291
Distributions from capital gains                       47,231      43,746     324,940      80,028
Net change in unrealized appreciation or
depreciation of investments                           350,440     134,212     (10,977)    551,588
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       476,409     206,876     331,061     621,666
==================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          1,247,760     343,295     759,975     942,680
Net transfers(1)                                    1,175,406      26,444     (48,135)  1,355,505
Transfers for policy loans                            (14,955)     (6,561)    (24,105)    (26,796)
Policy charges                                       (243,490)    (54,866)   (137,962)   (143,980)
Contract terminations:
   Surrender benefits                                 (94,633)    (24,615)   (105,714)    (89,226)
   Death benefits                                      (2,249)         --        (947)     (2,566)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,067,839     283,697     443,112   2,035,617
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,845,781     902,902   2,685,221   2,108,964
--------------------------------------------------------------------------------------------------
Net assets at end of year                          $5,390,029  $1,393,475  $3,459,394  $4,766,247
==================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,353,335     745,533   2,084,002   1,728,908
Contract purchase payments                            998,830     259,471     566,755     692,059
Net transfers(1)                                      943,142      20,668     (36,249)    983,225
Transfers for policy loans                            (11,938)     (4,791)    (18,146)    (19,244)
Policy charges                                       (194,505)    (41,397)   (102,894)   (105,572)
Contract terminations:
   Surrender benefits                                 (76,429)    (18,548)    (78,658)    (65,897)
   Death benefits                                      (1,856)         --        (681)     (1,759)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                    4,010,579     960,936   2,414,129   3,211,720
==================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) RiverSource Life's fixed account.

(2)  For the period April 28, 2006 (commencement of operations) to Dec. 31,
     2006.

(3)  For the period Dec. 15, 2006 (commencement of operations) to Dec. 31,
     2006.


See accompanying notes to financial statements.

44 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------
                                                    AIM VI       AIM VI       AIM VI      AIM VI       AIM VI
                                                   CAP APPR,    CAP APPR,    CAP DEV,    CAP DEV,     CORE EQ,
YEAR ENDED DEC. 31, 2005                             SER I       SER II       SER I       SER II        SER I
OPERATIONS
Investment income (loss) -- net                   $  (163,372) $  (47,710) $  (117,834) $  (20,385) $  1,599,630
Net realized gain (loss) on sales of investments       97,586      14,247      434,142      10,459    (2,301,026)
Distributions from capital gains                           --          --           --          --            --
Net change in unrealized appreciation or
depreciation of investments                         1,788,777     554,561      800,336     242,753    12,800,164
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     1,722,991     521,098    1,116,644     232,827    12,098,768
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          2,593,552   2,437,116    1,359,581   1,039,090    29,375,092
Net transfers(1)                                    3,260,276   1,430,026     (822,598)    638,987   (40,252,659)
Transfers for policy loans                           (219,919)    (40,989)     (82,425)     (4,446)   (1,649,236)
Policy charges                                       (578,290)   (313,646)    (369,511)   (140,566)  (14,252,222)
Contract terminations:
   Surrender benefits                                (698,825)    (80,151)    (568,990)    (53,188)  (17,348,532)
   Death benefits                                      (5,956)         --           --          --      (118,582)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      4,350,838   3,432,356     (483,943)  1,479,877   (44,246,139)
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    16,819,999   3,619,060   12,858,541   1,478,477   315,507,518
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $22,893,828  $7,572,514  $13,491,242  $3,191,181  $283,360,147
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             24,807,246   3,292,487   11,771,651   1,269,202   208,155,888
Contract purchase payments                          3,833,510   2,209,054    1,238,459     882,708    19,345,376
Net transfers(1)                                    4,949,813   1,305,917     (708,890)    545,998   (26,067,435)
Transfers for policy loans                           (323,602)    (37,719)     (75,810)     (3,934)   (1,085,057)
Policy charges                                       (939,768)   (293,771)    (346,675)   (119,212)   (9,744,610)
Contract terminations:
   Surrender benefits                              (1,015,351)    (73,647)    (508,563)    (44,901)  (11,408,855)
   Death benefits                                      (8,005)         --           --          --       (77,772)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   31,303,843   6,402,321   11,370,172   2,529,861   179,117,535
=================================================================================================================


See accompanying notes to financial statements.

45 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------
                                                   AIM VI    AIM VI     AIM VI      AB VPS      AB VPS
                                                    DYN,    FIN SERV,    TECH,    GRO & INC,   INTL VAL,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                SER I     SER I      SER I       CL B        CL B
OPERATIONS
Investment income (loss) -- net                   $ (5,130)  $  4,062  $ (6,954) $    30,391  $   (62,637)
Net realized gain (loss) on sales of investments     7,656      6,871     5,765        9,302          973
Distributions from capital gains                        --         --        --           --      210,300
Net change in unrealized appreciation or
depreciation of investments                         55,658     23,377    21,274      410,684    2,433,699
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     58,184     34,310    20,085      450,377    2,582,335
==========================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                         208,663    152,538   284,435    4,725,735    6,934,688
Net transfers(1)                                    29,175     86,662    35,961    2,769,133    6,712,056
Transfers for policy loans                          (1,200)    (1,077)   (3,621)     (52,725)     (77,635)
Policy charges                                     (35,107)   (27,330)  (47,285)    (570,546)    (779,929)
Contract terminations:
   Surrender benefits                               (7,078)    (2,782)  (33,867)    (205,747)    (201,057)
   Death benefits                                       --         --        --           --           --
----------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     194,453    208,011   235,623    6,665,850   12,588,123
----------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    464,849    454,836   683,552    6,310,501    7,834,215
----------------------------------------------------------------------------------------------------------
Net assets at end of year                         $717,486   $697,157  $939,260  $13,426,728  $23,004,673
==========================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             386,626    393,265   665,863    5,592,468    5,345,354
Contract purchase payments                         169,897    135,100   289,369    4,164,845    4,533,307
Net transfers(1)                                    22,496     73,658    36,993    2,452,341    4,406,729
Transfers for policy loans                            (985)      (993)   (3,776)     (46,817)     (50,678)
Policy charges                                     (28,616)   (24,216)  (48,632)    (502,861)    (510,695)
Contract terminations:
   Surrender benefits                               (5,574)    (2,511)  (36,245)    (180,960)    (132,920)
   Death benefits                                       --         --        --           --           --
----------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   543,844    574,303   903,572   11,479,016   13,591,097
==========================================================================================================


See accompanying notes to financial statements.

46 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------
                                                     AC VP        AC VP        AC VP        AC VP
                                                     INTL,        INTL,         VAL,         VAL,     CALVERT VS
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL I        CL II        CL I         CL II     SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                   $    50,514  $   (2,915) $    (83,039) $   (44,947) $   81,396
Net realized gain (loss) on sales of investments      190,451      20,830       383,750       14,038      49,555
Distributions from capital gains                           --          --    10,985,835    1,070,931          --
Net change in unrealized appreciation or
depreciation of investments                         2,941,657     579,616    (6,352,459)    (369,358)    212,393
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     3,182,622     597,531     4,934,087      670,664     343,344
=================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          3,024,949   1,841,089    12,173,999    5,273,041   1,366,154
Net transfers(1)                                    1,088,724     742,472     9,458,819    3,666,635     902,950
Transfers for policy loans                           (183,935)    (54,502)     (715,213)     (96,881)    (44,371)
Policy charges                                       (676,091)   (235,673)   (3,728,017)    (706,104)   (262,095)
Contract terminations:
   Surrender benefits                                (872,913)    (64,359)   (5,266,566)    (268,161)   (281,007)
   Death benefits                                      (2,660)         --       (96,436)         (93)         --
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      2,378,074   2,229,027    11,826,586    7,868,437   1,681,631
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    23,817,776   3,122,986   106,532,587    9,282,239   6,265,718
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $29,378,472  $5,949,544  $123,293,260  $17,821,340  $8,290,693
=================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             33,764,740   2,749,097    73,576,336    7,470,438   6,330,422
Contract purchase payments                          4,221,840   1,589,556     8,387,879    4,228,601   1,360,971
Net transfers(1)                                    1,631,584     642,286     6,736,201    2,995,868     900,866
Transfers for policy loans                           (253,014)    (47,736)     (490,154)     (77,344)    (44,944)
Policy charges                                     (1,051,564)   (205,543)   (2,723,940)    (599,725)   (267,300)
Contract terminations:
   Surrender benefits                              (1,203,834)    (55,736)   (3,616,367)    (215,203)   (280,169)
   Death benefits                                      (3,852)         --       (66,660)         (76)         --
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   37,105,900   4,671,924    81,803,295   13,802,559   7,999,846
=================================================================================================================


See accompanying notes to financial statements.

47 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------
                                                       CS          CS          EG VA        FID VIP      FID VIP
                                                    MID-CAP      SM CAP     FUNDAMENTAL   GRO & INC,    GRO & INC,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CORE       CORE I    LG CAP, CL 2     SERV CL     SERV CL 2
OPERATIONS
Investment income (loss) -- net                   $  (36,518) $  (198,678)  $    2,574   $    531,679  $    38,768
Net realized gain (loss) on sales of investments     118,214     (593,843)       7,449        902,112       32,549
Distributions from capital gains                          --           --           --             --           --
Net change in unrealized appreciation or
depreciation of investments                          152,976      (66,915)     109,422      5,502,267    1,567,847
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      234,672     (859,436)     119,445      6,936,058    1,639,164
===================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           448,820    2,548,169      793,988     12,557,742    9,021,363
Net transfers(1)                                    (505,234)  (3,701,942)     786,536     (4,873,314)   1,095,938
Transfers for policy loans                           (54,859)    (154,822)      (7,547)      (587,654)    (117,562)
Policy charges                                      (135,536)    (758,458)     (94,783)    (3,191,341)  (1,222,578)
Contract terminations:
   Surrender benefits                               (133,354)    (987,824)     (60,621)    (4,344,646)    (352,940)
   Death benefits                                     (4,095)        (647)          --        (79,181)          --
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (384,258)  (3,055,524)   1,417,573       (518,394)   8,424,221
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    4,200,220   24,490,954      890,618    105,038,053   16,311,903
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $4,050,634  $20,575,994   $2,427,636   $111,455,717  $26,375,288
===================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             4,635,972   19,785,739      877,948    110,690,227   14,322,197
Contract purchase payments                           493,320    2,135,399      754,036     13,265,212    7,926,630
Net transfers(1)                                    (546,935)  (3,057,919)     743,469     (4,691,454)   1,017,100
Transfers for policy loans                           (58,861)    (129,048)      (7,317)      (621,593)    (102,804)
Policy charges                                      (154,195)    (674,955)     (90,281)    (3,759,895)  (1,097,954)
Contract terminations:
   Surrender benefits                               (145,213)    (823,415)     (57,185)    (4,585,001)    (308,407)
   Death benefits                                     (4,674)        (508)          --        (83,085)          --
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   4,219,414   17,235,293    2,220,670    110,214,411   21,756,762
===================================================================================================================


See accompanying notes to financial statements.

48 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                    FID VIP       FID VIP      FID VIP      FID VIP     FTVIPT FRANK
                                                    MID CAP,      MID CAP,    OVERSEAS,    OVERSEAS,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2005 (CONTINUED)                SERV CL      SERV CL 2     SERV CL     SERV CL 2         CL 2
OPERATIONS
Investment income (loss) -- net                   $  1,229,001  $   114,332  $  (138,044) $   (43,804)   $    431,866
Net realized gain (loss) on sales of investments       947,009        6,543      241,279       22,852         262,080
Distributions from capital gains                            --           --      178,261       35,791       5,425,362
Net change in unrealized appreciation or
depreciation of investments                         30,222,729    5,605,831    6,519,335    1,750,960       5,183,246
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     32,398,739    5,726,706    6,800,831    1,765,799      11,302,554
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          19,779,737   13,074,432    4,436,787    3,653,311      14,576,411
Net transfers(1)                                    15,902,890    7,422,536    3,791,589    1,081,625      11,358,562
Transfers for policy loans                          (1,781,912)    (192,874)    (318,677)     (32,736)       (647,721)
Policy charges                                      (5,511,153)  (1,696,728)    (938,075)    (441,865)     (2,959,243)
Contract terminations:
   Surrender benefits                               (7,987,070)    (499,240)  (1,273,231)    (156,550)     (3,505,426)
   Death benefits                                      (92,372)      (2,009)     (24,148)          --         (57,215)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      20,310,120   18,106,117    5,674,245    4,103,785      18,765,368
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    174,046,758   21,885,191   33,264,630    6,537,364      78,066,858
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $226,755,617  $45,718,014  $45,739,706  $12,406,948    $108,134,780
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             101,848,406   15,143,456   38,347,067    5,356,031      35,478,689
Contract purchase payments                          11,034,024    8,585,641    5,011,451    2,928,074       6,370,441
Net transfers(1)                                     9,034,485    4,890,017    4,246,345      862,102       5,028,715
Transfers for policy loans                            (988,787)    (124,385)    (356,656)     (26,149)       (287,312)
Policy charges                                      (3,191,025)  (1,119,196)  (1,077,893)    (359,345)     (1,346,982)
Contract terminations:
   Surrender benefits                               (4,417,814)    (327,945)  (1,423,991)    (125,915)     (1,520,540)
   Death benefits                                      (49,550)      (1,292)     (26,157)          --         (24,620)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   113,269,739   27,046,296   44,720,166    8,634,798      43,698,391
=======================================================================================================================


See accompanying notes to financial statements.

49 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                  FTVIPT FRANK      FTVIPT        FTVIPT         GS VIT        GS VIT
                                                   SM CAP VAL,  MUTUAL SHARES  TEMP FOR SEC,  MID CAP VAL,   STRUCTD SM
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL 2        SEC, CL 2        CL 2           INST      CAP EQ, INST
OPERATIONS
Investment income (loss) -- net                   $   (58,805)   $   (2,778)    $   162,065   $   (315,596) $   (80,610)
Net realized gain (loss) on sales of investments      137,118         3,831         242,252         60,720      332,529
Distributions from capital gains                      234,943        14,237              --     14,171,017    1,106,680
Net change in unrealized appreciation or
depreciation of investments                         2,838,979       471,162       5,404,740        651,914     (755,148)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     3,152,235       486,452       5,809,057     14,568,055      603,451
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          6,881,987     2,023,754       6,754,479     19,209,145    1,343,273
Net transfers(1)                                    8,811,748     1,636,558       6,197,862     26,285,694     (685,206)
Transfers for policy loans                           (256,498)      (35,788)       (492,638)    (1,059,979)    (161,741)
Policy charges                                     (1,353,317)     (255,434)     (1,583,596)    (4,107,290)    (361,502)
Contract terminations:
   Surrender benefits                              (1,612,298)      (75,136)     (2,086,981)    (4,677,299)    (370,210)
   Death benefits                                     (14,690)           --         (15,831)       (26,800)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     12,456,932     3,293,954       8,773,295     35,623,471     (235,386)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    30,765,317     2,911,155      55,115,511    104,138,317   12,312,965
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $46,374,484    $6,691,561     $69,697,863   $154,329,843  $12,681,030
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             16,639,770     2,541,394      49,329,797     52,198,512    8,325,275
Contract purchase payments                          3,630,533     1,712,987       5,947,985      9,140,817      909,475
Net transfers(1)                                    4,722,482     1,388,491       5,650,999     12,579,212     (469,868)
Transfers for policy loans                           (135,753)      (30,306)       (434,315)      (498,655)    (109,426)
Policy charges                                       (737,799)     (216,386)     (1,511,767)    (2,013,379)    (248,693)
Contract terminations:
   Surrender benefits                                (843,646)      (64,688)     (1,834,886)    (2,213,082)    (250,131)
   Death benefits                                      (7,881)           --         (14,172)       (12,817)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   23,267,706     5,331,492      57,133,641     69,180,608    8,156,632
========================================================================================================================


See accompanying notes to financial statements.

50 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     GS VIT      JANUS ASPEN  JANUS ASPEN   JANUS ASPEN     LAZARD
                                                  STRUCTD U.S.  GLOBAL TECH,   INTL GRO,   MID CAP GRO,     RETIRE
YEAR ENDED DEC. 31, 2005 (CONTINUED)                EQ, INST        SERV          SERV         SERV      INTL EQ, SERV
OPERATIONS
Investment income (loss) -- net                   $    11,882   $   (68,490)  $    71,202  $  (100,860)   $    42,486
Net realized gain (loss) on sales of investments       44,652      (339,908)      230,860      (42,053)       177,678
Distributions from capital gains                           --            --            --           --        590,809
Net change in unrealized appreciation or
depreciation of investments                         4,205,182     1,193,791     9,869,698    1,316,428      3,334,237
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     4,261,716       785,393    10,171,760    1,173,515      4,145,210
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          9,582,014     1,296,063     4,719,498    1,414,958      6,598,106
Net transfers(1)                                   20,941,203      (675,232)    4,010,106   (1,168,436)     6,875,497
Transfers for policy loans                           (358,330)      (93,894)     (211,838)    (136,570)      (310,164)
Policy charges                                     (1,679,276)     (289,376)   (1,120,985)    (416,616)    (1,169,315)
Contract terminations:
   Surrender benefits                              (1,768,647)     (242,423)   (1,309,111)    (416,132)    (1,250,739)
   Death benefits                                      (3,786)           --       (14,195)      (4,289)        (2,099)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     26,713,178        (4,862)    6,073,475     (727,085)    10,741,286
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    40,221,320     7,866,085    30,575,440   11,320,288     31,308,757
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $71,196,214   $ 8,646,616   $46,820,675  $11,766,718    $46,195,253
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             44,938,620    20,792,838    41,780,696   22,148,968     33,679,892
Contract purchase payments                         10,808,494     3,461,878     5,995,671    2,726,449      7,047,768
Net transfers(1)                                   23,944,493    (1,913,671)    4,533,591   (2,261,685)     7,546,331
Transfers for policy loans                           (403,625)     (246,915)     (257,128)    (263,177)      (329,996)
Policy charges                                     (1,936,753)     (778,473)   (1,450,744)    (812,094)    (1,299,782)
Contract terminations:
   Surrender benefits                              (1,990,414)     (641,610)   (1,654,075)    (792,709)    (1,325,487)
   Death benefits                                      (3,966)           --       (19,716)      (8,909)        (2,202)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   75,356,849    20,674,047    48,928,295   20,736,843     45,316,524
======================================================================================================================


See accompanying notes to financial statements.

51 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------------
                                                        MFS           MFS         MFS          OPPEN            OPPEN
                                                  INV GRO STOCK,    NEW DIS,   UTILITIES,  GLOBAL SEC VA,     MAIN ST SM
PERIOD ENDED DEC. 31, 2005 (CONTINUED)                SERV CL       SERV CL      SERV CL      SERV(2)      CAP VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                    $  (245,965)   $  (238,460) $   (9,548)    $   (65)         $   (61)
Net realized gain (loss) on sales of investments        54,854        279,546       7,331           1               61
Distributions from capital gains                            --             --          --          --               --
Net change in unrealized appreciation or
depreciation of investments                          1,380,888        971,779     274,555       1,921              959
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      1,189,777      1,012,865     272,338       1,857              959
==========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           5,339,100      4,567,634     690,631       4,429           16,566
Net transfers(1)                                     1,090,291     (5,182,341)  1,350,736      72,256           60,885
Transfers for policy loans                            (174,188)      (115,491)    (26,953)         --               --
Policy charges                                      (1,137,714)      (970,876)    (99,448)       (893)          (1,028)
Contract terminations:
   Surrender benefits                               (1,297,361)    (1,025,455)    (11,579)        (52)            (104)
   Death benefits                                       (9,109)        (5,421)         --          --               --
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       3,811,019     (2,731,950)  1,903,387      75,740           76,319
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     30,398,128     28,605,085     932,095          --               --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $35,398,924    $26,886,000  $3,107,820     $77,597          $77,278
==========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              47,014,195     33,509,220     608,959          --               --
Contract purchase payments                           8,345,158      5,542,525     413,786       4,154           15,673
Net transfers(1)                                     1,776,691     (6,231,071)    819,752      68,372           58,417
Transfers for policy loans                            (268,717)      (135,583)    (15,941)         --               --
Policy charges                                      (1,821,310)    (1,191,434)    (62,071)       (844)            (984)
Contract terminations:
   Surrender benefits                               (2,028,071)    (1,229,319)     (6,986)         --               --
   Death benefits                                      (15,054)        (6,341)         --          --               --
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    53,002,892     30,257,997   1,757,499      71,682           73,106
==========================================================================================================================


See accompanying notes to financial statements.

52 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                       OPPEN          PIONEER        PUT VT        PUT VT       PUT VT
                                                     STRATEGIC      EQ INC VCT,  HLTH SCIENCES,   HI YIELD,    INTL EQ,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)            BOND VA, SERV(2)     CL II         CL IB         CL IB        CL IB
OPERATIONS
Investment income (loss) -- net                       $   (191)      $   38,912    $  (11,494)   $ 1,291,368  $   10,039
Net realized gain (loss) on sales of investments            (1)           6,469         8,338        (20,469)     22,886
Distributions from capital gains                            --               --            --             --          --
Net change in unrealized appreciation or
depreciation of investments                              1,592           86,513       163,506       (893,802)    290,077
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                          1,400          131,894       160,350        377,097     323,002
=========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              33,936        1,188,290       516,756      1,777,450     943,502
Net transfers(1)                                       236,124        1,114,755       270,503       (726,853)     95,492
Transfers for policy loans                                  --          (14,691)      (14,554)           439     (11,010)
Policy charges                                          (2,738)        (154,857)      (75,057)      (531,426)   (124,025)
Contract terminations:
   Surrender benefits                                     (522)         (12,645)      (25,554)      (697,691)    (39,534)
   Death benefits                                           --               --            --            (31)        (56)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         266,800        2,120,852       672,094       (178,112)    864,369
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             --        1,567,999       995,416     17,974,997   2,140,227
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $268,200       $3,820,745    $1,827,860    $18,173,982  $3,327,598
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --        1,357,271       928,337     14,351,656   1,796,830
Contract purchase payments                              33,998        1,009,052       457,826      1,414,825     775,382
Net transfers(1)                                       237,182          950,592       236,894       (546,087)     85,111
Transfers for policy loans                                  --          (12,206)      (12,936)           706      (9,340)
Policy charges                                          (2,753)        (131,768)      (66,921)      (463,322)   (103,170)
Contract terminations:
   Surrender benefits                                     (447)         (10,641)      (23,663)      (555,254)    (32,447)
   Death benefits                                           --               --            --            (24)        (45)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       267,980        3,162,300     1,519,537     14,202,500   2,512,321
=========================================================================================================================


See accompanying notes to financial statements.

53 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ---------------------------------------------------------------------
                                                      PUT VT        PUT VT        PUT VT
                                                  INTL NEW OPP,    NEW OPP,       VISTA,       RVS VP        RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                  CL IB         CL IA         CL IB          BAL        CASH MGMT
OPERATIONS
Investment income (loss) -- net                    $   (38,082)  $ (1,078,619) $  (115,456) $  5,863,563  $  1,318,836
Net realized gain (loss) on sales of investments       200,327    (16,374,697)      67,060     3,079,601             4
Distributions from capital gains                            --             --           --    10,130,895            --
Net change in unrealized appreciation or
depreciation of investments                          2,136,749     35,089,024    1,417,202    (9,049,004)          117
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      2,298,994     17,635,708    1,368,806    10,025,055     1,318,957
=======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           1,730,493     22,722,180    1,862,973    29,823,020    38,345,414
Net transfers(1)                                       (91,840)   (31,679,029)  (1,798,226)  (22,412,926)  (28,861,408)
Transfers for policy loans                            (134,934)    (1,092,698)    (100,258)     (759,653)      327,932
Policy charges                                        (409,262)   (10,251,942)    (440,230)  (22,462,442)  (11,123,015)
Contract terminations:
   Surrender benefits                                 (518,867)   (12,226,617)    (458,989)  (23,256,888)   (6,640,080)
   Death benefits                                       (4,344)      (100,919)       4,770      (782,409)     (187,092)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         571,246    (32,629,025)    (929,960)  (39,851,298)   (8,138,249)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,977,353    218,800,204   12,897,761   364,764,947    84,209,007
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,847,593   $203,806,887  $13,336,607  $334,938,704  $ 77,389,715
=======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              20,092,541    175,130,444   20,265,481   382,278,637    79,776,323
Contract purchase payments                           2,534,931     18,013,833    2,876,981    31,236,675    36,052,366
Net transfers(1)                                      (133,748)   (24,983,486)  (2,741,588)  (22,236,123)  (27,027,062)
Transfers for policy loans                            (196,028)      (862,034)    (151,701)     (815,399)      312,665
Policy charges                                        (623,039)    (8,370,734)    (688,054)  (24,737,196)  (10,587,743)
Contract terminations:
   Surrender benefits                                 (752,940)    (9,653,493)    (714,581)  (24,186,961)   (6,265,409)
   Death benefits                                       (5,885)       (78,989)       7,631      (762,095)     (185,328)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    20,915,832    149,195,541   18,854,169   340,777,538    72,075,812
=======================================================================================================================


See accompanying notes to financial statements.

54 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                     RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)            CORE BOND(2)     DIV BOND      DIV EQ INC     EMER MKTS    GLOBAL BOND
OPERATIONS
Investment income (loss) -- net                     $   167      $  3,742,860   $  1,422,767   $  (136,721)  $   859,306
Net realized gain (loss) on sales of investments         (8)           36,410        281,517        37,613         7,317
Distributions from capital gains                         48                --      9,590,522     1,354,166       148,958
Net change in unrealized appreciation or
depreciation of investments                              64        (2,189,148)    15,131,131     5,149,275    (2,723,991)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         271         1,590,122     26,425,937     6,404,333    (1,708,410)
=========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                            2,303        18,982,840     32,401,686     3,510,168     5,060,066
Net transfers(1)                                     82,058        15,488,786     73,540,472    12,459,194    10,161,700
Transfers for policy loans                               --          (535,497)    (1,382,698)     (233,940)     (178,691)
Policy charges                                       (2,313)       (8,295,431)    (6,906,281)     (605,118)   (1,084,635)
Contract terminations:
   Surrender benefits                                    --        (6,573,552)    (7,019,193)     (456,200)     (935,492)
   Death benefits                                        --          (300,352)       (96,363)           --        (2,793)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       82,048        18,766,794     90,537,623    14,674,104    13,020,155
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          --       124,277,389    148,035,444    10,528,763    23,095,945
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $82,319      $144,634,305   $264,999,004   $31,607,200   $34,407,690
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --        97,306,508    112,731,005     8,666,322    15,431,794
Contract purchase payments                            1,315        14,684,698     23,774,412     2,614,608     3,507,019
Net transfers(1)                                     82,584        12,175,600     54,292,572     9,306,801     7,057,099
Transfers for policy loans                               --          (416,937)    (1,008,633)     (174,210)     (124,422)
Policy charges                                       (2,329)       (6,646,655)    (5,209,351)     (457,986)     (804,066)
Contract terminations:
   Surrender benefits                                    --        (5,141,202)    (5,115,785)     (336,011)     (648,416)
   Death benefits                                        --          (263,472)       (70,566)           --        (1,923)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     81,570       111,698,540    179,393,654    19,619,524    24,417,085
=========================================================================================================================


See accompanying notes to financial statements.

55 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------------
                                                       RVS VP
                                                  GLOBAL INFLATION      RVS VP          RVS VP        RVS VP        RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)               PROT SEC(2)         GRO        HI YIELD BOND   INC OPP(2)     INTL OPP
OPERATIONS
Investment income (loss) -- net                       $   246        $   (213,090)   $ 3,651,391      $   165    $  1,024,618
Net realized gain (loss) on sales of investments           --               6,913         93,199           (1)      2,311,753
Distributions from capital gains                           24                  --             --           55              --
Net change in unrealized appreciation or
depreciation of investments                               469           3,602,328     (1,676,178)           1      21,861,713
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                           739           3,396,151      2,068,412          220      25,198,084
==============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              6,091           7,446,282     10,919,683        2,715      18,914,971
Net transfers(1)                                       65,401          26,568,795      6,972,252       21,707      (5,911,194)
Transfers for policy loans                                 --            (268,887)      (435,981)          --      (1,152,132)
Policy charges                                           (597)         (1,405,048)    (2,633,044)        (338)     (9,694,110)
Contract terminations:
   Surrender benefits                                      --          (1,340,293)    (2,063,721)          --     (12,217,346)
   Death benefits                                          --             (17,470)        (6,319)          --         (79,370)
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         70,895          30,983,379     12,752,870       24,084     (10,139,181)
------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --          31,848,313     58,610,608           --     203,065,914
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $71,634        $ 66,227,843    $73,431,890      $24,304    $218,124,817
==============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --          63,794,564     47,909,820           --     279,405,246
Contract purchase payments                              5,093          14,530,107      8,841,985        1,723      25,683,630
Net transfers(1)                                       65,398          50,913,369      5,762,323       21,843      (7,310,195)
Transfers for policy loans                                 --            (522,019)      (353,017)          --      (1,548,518)
Policy charges                                           (599)         (2,820,643)    (2,260,838)        (340)    (13,625,001)
Contract terminations:
   Surrender benefits                                      --          (2,618,526)    (1,670,348)          --     (16,535,295)
   Death benefits                                          --             (32,537)        (5,109)          --        (107,934)
------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       69,892         123,244,315     58,224,816       23,226     265,961,933
==============================================================================================================================


See accompanying notes to financial statements.

56 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                     RVS VP         RVS VP        RVS VP        RVS VP         RVS VP
PERIOD ENDED DEC. 31, 2005 (CONTINUED)              LG CAP EQ   LG CAP VAL(2)  MID CAP GRO  MID CAP VAL(2)     S&P 500
OPERATIONS
Investment income (loss) -- net                   $  1,133,316       $   15     $  (39,980)    $     18     $   271,231
Net realized gain (loss) on sales of investments     5,812,820            1         48,783            7         345,254
Distributions from capital gains                            --           69        272,690           73         142,806
Net change in unrealized appreciation or
depreciation of investments                         19,215,911          (53)       167,426        1,198       1,291,038
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                     26,162,047           32        448,919        1,296       2,050,329
========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                          53,638,214        1,130      1,652,757       24,424       8,617,286
Net transfers(1)                                   (60,115,779)       7,195       (234,599)      92,949       2,721,656
Transfers for policy loans                          (1,930,390)          --        (32,873)          --        (286,664)
Policy charges                                     (33,013,666)        (318)      (269,301)      (1,177)     (1,990,192)
Contract terminations:
   Surrender benefits                              (35,202,694)          --        (84,463)          --      (1,975,912)
   Death benefits                                     (445,843)          --            (93)          --         (34,892)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (77,070,158)       8,007      1,031,428      116,196       7,051,282
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    562,233,865           --      3,818,906           --      49,584,159
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $511,325,754       $8,039     $5,299,253     $117,492     $58,685,770
========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             782,401,975           --      3,384,258           --      59,186,174
Contract purchase payments                          74,088,657        1,053      1,461,600       23,137      10,310,064
Net transfers(1)                                   (81,258,260)       7,040       (201,289)      88,833       3,369,241
Transfers for policy loans                          (2,617,073)          --        (29,102)          --        (340,381)
Policy charges                                     (47,436,395)        (311)      (237,841)      (1,130)     (2,429,494)
Contract terminations:
   Surrender benefits                              (48,411,243)          --        (74,653)          --      (2,354,113)
   Death benefits                                     (527,589)          --            (80)          --         (42,084)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   676,240,072        7,782      4,302,893      110,840      67,699,407
========================================================================================================================


See accompanying notes to financial statements.

57 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                                                                                ROYCE
                                                      RVS VP         RVS VP         RVS VP        RVS VP      MICRO-CAP,
PERIOD ENDED DEC. 31, 2005 (CONTINUED)            SELECT VAL(2)  SHORT DURATION   SM CAP ADV    SM CAP VAL    INVEST CL
OPERATIONS
Investment income (loss) -- net                      $     8       $   934,514    $  (273,578) $   (69,522) $   (364,184)
Net realized gain (loss) on sales of investments          (1)         (150,750)       480,687       19,403     1,926,571
Distributions from capital gains                         110                --      4,075,215      835,198     1,668,071
Net change in unrealized appreciation or
depreciation of investments                             (116)         (474,923)    (3,009,775)    (159,162)    7,186,377
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                            1           308,841      1,272,549      625,917    10,416,835
=========================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             4,197         8,334,599      4,611,411    3,998,723    11,258,197
Net transfers(1)                                       6,104        (4,242,619)      (786,511)     849,896    (9,333,498)
Transfers for policy loans                                --           (92,068)      (146,235)     (59,231)     (848,943)
Policy charges                                          (223)       (3,285,901)    (1,043,242)    (561,410)   (3,068,822)
Contract terminations:
   Surrender benefits                                     --        (2,220,506)      (846,866)    (151,061)   (4,165,130)
   Death benefits                                         --          (258,840)         1,959           --      (109,975)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        10,078        (1,765,335)     1,790,516    4,076,917    (6,268,171)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --        47,973,578     29,099,225    7,683,238   103,546,114
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $10,079       $46,517,084    $32,162,290  $12,386,072  $107,694,778
=========================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        40,583,518     22,286,255    5,851,044    48,764,417
Contract purchase payments                             4,181         6,980,554      3,567,137    3,059,652     5,321,615
Net transfers(1)                                       6,188        (3,455,035)      (566,866)     685,852    (4,350,143)
Transfers for policy loans                                --           (67,489)      (113,290)     (45,153)     (400,612)
Policy charges                                          (227)       (2,873,915)      (811,062)    (437,217)   (1,479,875)
Contract terminations:
   Surrender benefits                                     --        (1,887,145)      (654,136)    (115,756)   (1,951,153)
   Death benefits                                         --          (255,395)         1,834           --       (51,895)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      10,142        39,025,093     23,709,872    8,998,422    45,852,354
=========================================================================================================================


See accompanying notes to financial statements.

58 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                         SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     THIRD AVE      WANGER         WANGER       WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    VAL       INTL SM CAP    U.S. SM CO    ASSET ALLOC   INTL CORE
OPERATIONS
Investment income (loss) -- net                    $    540,684   $    (6,873)  $   (963,377)   $   27,673   $  9,727
Net realized gain (loss) on sales of investments      1,166,599        45,917         78,766         9,831      8,973
Distributions from capital gains                      2,746,814            --             --        45,683     19,038
Net change in unrealized appreciation or
depreciation of investments                          12,457,840    14,784,043     12,129,278        12,395     30,293
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      16,911,937    14,823,087     11,244,667        95,582     68,031
======================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                           12,452,510    12,945,984     19,513,102       715,478    291,568
Net transfers(1)                                      4,801,030    20,260,250     16,784,058       631,436     78,509
Transfers for policy loans                           (1,088,946)     (851,948)      (699,517)       (3,564)      (543)
Policy charges                                       (3,643,602)   (2,293,484)    (3,547,287)     (137,304)   (41,503)
Contract terminations:
   Surrender benefits                                (4,891,846)   (2,567,360)    (3,582,978)      (19,010)    (9,484)
   Death benefits                                       (68,975)      (13,848)       (29,966)           --         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        7,560,171    27,479,594     28,437,412     1,187,036    318,547
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     117,961,095    56,599,547     89,904,243     1,563,163    516,324
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $142,433,203   $98,902,228   $129,586,322    $2,845,781   $902,902
======================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               55,868,782    60,059,142     56,161,569     1,344,987    463,406
Contract purchase payments                            5,727,432    12,757,563     11,874,060       609,798    256,536
Net transfers(1)                                      2,264,820    19,956,936     10,243,231       534,776     71,005
Transfers for policy loans                             (496,716)     (832,515)      (424,888)       (3,076)      (475)
Policy charges                                       (1,730,138)   (2,284,498)    (2,243,487)     (116,985)   (36,488)
Contract terminations:
   Surrender benefits                                (2,221,060)   (2,507,180)    (2,174,868)      (16,165)    (8,451)
   Death benefits                                       (31,992)      (12,528)       (18,183)           --         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     59,381,128    87,136,920     73,417,434     2,353,335    745,533
======================================================================================================================


See accompanying notes to financial statements.

59 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                   SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------
                                                      WF ADV VT    WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                    OPP       SM CAP GRO
OPERATIONS
Investment income (loss) -- net                      $  (21,071)  $  (14,216)
Net realized gain (loss) on sales of investments         38,556        9,746
Distributions from capital gains                             --           --
Net change in unrealized appreciation or
depreciation of investments                             151,369      125,940
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                         168,854      121,470
===============================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              751,733      658,032
Net transfers(1)                                       (121,576)     271,068
Transfers for policy loans                              (12,501)      (7,994)
Policy charges                                         (128,533)     (93,762)
Contract terminations:
   Surrender benefits                                   (29,337)     (31,924)
   Death benefits                                            --           --
-------------------------------------------------------------------------------
Increase (decrease) from contract transactions          459,786      795,420
-------------------------------------------------------------------------------
Net assets at beginning of year                       2,056,581    1,192,074
-------------------------------------------------------------------------------
Net assets at end of year                            $2,685,221   $2,108,964
===============================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,705,364    1,028,895
Contract purchase payments                              620,526      580,882
Net transfers(1)                                       (101,011)     236,648
Transfers for policy loans                              (10,533)      (6,888)
Policy charges                                         (105,803)     (82,645)
Contract terminations:
   Surrender benefits                                   (24,541)     (27,984)
   Death benefits                                            --           --
-------------------------------------------------------------------------------
Units outstanding at end of year                      2,084,002    1,728,908
===============================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) RiverSource Life's fixed account.

(2)  For the period Aug. 30, 2005 (commencement of operations) to Dec. 31,
     2005.


See accompanying notes to financial statements.

60 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Enterprise Life Insurance Company and one of its affiliates, American Partners Life Insurance Company, merged into their parent company, IDS Life Insurance Company (IDS Life). At that time, IDS Life changed its name to RiverSource Life Insurance Company (RiverSource Life). This merger helped simplify the overall corporate structure because the three life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the benefits under your policy.

RiverSource Variable Life Separate Account (previously IDS Life Variable Life Separate Account) (the Variable Account) was established under Minnesota law as a segregated asset account of RiverSource Life. The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Variable Account.

RiverSource(R) Single Premium Variable Life
RiverSource Succession Select(SM) Variable Life Insurance
RiverSource(R) Variable Second-To-Die Life Insurance*
RiverSource(R) Variable Universal Life
RiverSource(R) Variable Universal Life III
RiverSource(R) Variable Universal Life IV
RiverSource(R) Variable Universal Life IV - Estate Series
RiverSource(R) Single Premium Variable Life Insurance Policy (previously IDS Life Single Premium Variable Life Insurance Policy (IDSL SPVL)*)

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds). The Funds are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                           FUND
----------------------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I               AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II              AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II               AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                    AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I               AIM V.I. Financial Services Fund, Series I Shares
AIM VI Tech, Ser I                   AIM V.I. Technology Fund, Series I Shares
AB VPS Gro & Inc, Cl B               AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                     American Century VP International, Class I
AC VP Intl, Cl II                    American Century VP International, Class II
AC VP Val, Cl I                      American Century VP Value, Class I
AC VP Val, Cl II                     American Century VP Value, Class II
Calvert VS Social Bal                Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                Columbia High Yield Fund, Variable Series, Class B(1)
CS Mid-Cap Core                      Credit Suisse Trust - Mid-Cap Core Portfolio (previously Credit Suisse Trust - Mid-Cap Growth
                                     Portfolio)
CS Sm Cap Core I                     Credit Suisse Trust - Small Cap Core I Portfolio (previously Credit Suisse Trust - Small Cap
                                     Growth Portfolio)
EG VA Fundamental Lg Cap, Cl 2       Evergreen VA Fundamental Large Cap Fund - Class 2
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2         Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2          Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2 (previously FTVIPT Franklin
                                     Real Estate Fund - Class 2)
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2       FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2

61 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                           FUND
----------------------------------------------------------------------------------------------------------------------------------
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl               MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv            Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv        Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv        Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II            Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Intl Val VCT, Cl II          Pioneer International Value VCT Portfolio - Class II Shares(2)
Put VT Hlth Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares
Put VT Hi Yield, Cl IB               Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB                Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Core Bond                     RiverSource(R) Variable Portfolio - Core Bond Fund
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec     RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                       RiverSource(R) Variable Portfolio - Income Opportunities Fund
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund(3)
RVS VP Lg Cap Val                    RiverSource(R) Variable Portfolio - Large Cap Value Fund
RVS VP Mid Cap Gro                   RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(4)
RVS VP Mid Cap Val                   RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                       RiverSource(R) Variable Portfolio - S&P 500 Index Fund
RVS VP Select Val                    RiverSource(R) Variable Portfolio - Select Value Fund
RVS VP Short Duration                RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund
RVS VP Sm Cap Adv                    RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RVS VP Sm Cap Val                    RiverSource(R) Variable Portfolio - Small Cap Value Fund
Royce Micro-Cap, Invest Cl           Royce Micro-Cap Portfolio - Investment Class
Third Ave Val                        Third Avenue Value Portfolio
Wanger Intl Sm Cap                   Wanger International Small Cap
Wanger U.S. Sm Co                    Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc                Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                  Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                        Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro                 Wells Fargo Advantage VT Small Cap Growth Fund

(1)  Columbia High Yield Fund, Variable Series, Class B merged into Nations
     High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High
     Yield Bond Portfolio changed its name to Columbia High Yield Fund,
     Variable Series, Class B.

(2)  Pioneer Europe VCT Portfolio - Class II Shares reorganized into Pioneer
     International Value VCT Portfolio - Class II Shares on Dec. 15, 2006.

(3)  RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
     RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
     2006.

(4)  RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
     RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
     2006.


The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the distributor of the variable life insurance policies.

62 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

RiverSource Life is taxed as a life insurance company. The Variable Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Variable Account for federal income taxes. RiverSource Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.5% or 0.9% of the average daily net assets of each subaccount depending on the product selected.

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the IDSL SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by RiverSource Life for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by RiverSource Life.

63 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                                                 CURRENT PERCENTAGE      PERCENTAGE RANGE
FUND                                                                                    RANGE         PRIOR TO MARCH 1, 2006
----------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                  0.530% to 0.350%      0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund                           0.330% to 0.150%      0.510% to 0.440%
RiverSource(R) Variable Portfolio - Core Bond Fund                                 0.480% to 0.290%      0.630% to 0.555%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                          0.480% to 0.290%      0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                 0.600% to 0.375%      0.560% to 0.470%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                          1.100% to 0.900%      1.170% to 1.095%
RiverSource(R) Variable Portfolio - Global Bond Fund                               0.720% to 0.520%      0.840% to 0.780%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund     0.440% to 0.250%      0.490% to 0.415%
RiverSource(R) Variable Portfolio - Growth Fund                                    0.600% to 0.375%      0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                           0.590% to 0.360%      0.620% to 0.545%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                      0.610% to 0.380%      0.640% to 0.565%
RiverSource(R) Variable Portfolio - International Opportunity Fund                 0.800% to 0.570%      0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                          0.600% to 0.375%      0.630% to 0.570%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                           0.600% to 0.375%      0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                            0.700% to 0.475%      0.650% to 0.560%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                             0.700% to 0.475%      0.730% to 0.610%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                             0.220% to 0.120%      0.290% to 0.260%
RiverSource(R) Variable Portfolio - Select Value Fund                              0.780% to 0.650%      0.810% to 0.720%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund            0.480% to 0.250%      0.610% to 0.535%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                       0.790% to 0.665%      0.790% to 0.650%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                           0.970% to 0.870%      1.020% to 0.920%
----------------------------------------------------------------------------------------------------------------------------


For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio - Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Emerging Markets Fund
RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Large Cap Value Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund
RiverSource(R) Variable Portfolio - Mid Cap Value Fund
RiverSource(R) Variable Portfolio - Select Value Fund
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund
RiverSource(R) Variable Portfolio - Small Cap Value Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

64 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:


                                                                                 CURRENT PERCENTAGE     PERCENTAGE RANGE
FUND                                                                                   RANGE          PRIOR TO OCT. 1, 2005
---------------------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                                 0.060% to 0.030%       0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund                          0.060% to 0.030%       0.030% to 0.020%
RiverSource(R) Variable Portfolio - Core Bond Fund                                0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Bond Fund                         0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                0.060% to 0.030%       0.040% to 0.020%
RiverSource(R) Variable Portfolio - Emerging Markets Fund                         0.080% to 0.050%       0.100% to 0.050%
RiverSource(R) Variable Portfolio - Global Bond Fund                              0.080% to 0.050%       0.060% to 0.040%
RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund    0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - Growth Fund                                   0.060% to 0.030%       0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund                          0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - Income Opportunities Fund                     0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund                0.080% to 0.050%       0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         0.060% to 0.030%       0.050% to 0.030%
RiverSource(R) Variable Portfolio - Large Cap Value Fund                          0.060% to 0.030%       0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                           0.060% to 0.030%       0.060% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Value Fund                            0.060% to 0.030%       0.050% to 0.020%
RiverSource(R) Variable Portfolio - S&P 500 Index Fund                            0.060% to 0.030%       0.080% to 0.065%
RiverSource(R) Variable Portfolio - Select Value Fund                             0.060% to 0.030%       0.060% to 0.035%
RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund           0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                      0.080% to 0.050%       0.060% to 0.035%
RiverSource(R) Variable Portfolio - Small Cap Value Fund                          0.080% to 0.050%       0.080% to 0.055%
---------------------------------------------------------------------------------------------------------------------------


The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:


SUBACCOUNT                           FUND                                                             PURCHASES
----------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I               AIM V.I. Capital Appreciation Fund, Series I Shares             $ 6,407,020
AIM VI Cap Appr, Ser II              AIM V.I. Capital Appreciation Fund, Series II Shares              5,483,503
AIM VI Cap Dev, Ser I                AIM V.I. Capital Development Fund, Series I Shares                2,421,009
AIM VI Cap Dev, Ser II               AIM V.I. Capital Development Fund, Series II Shares               2,100,109
AIM VI Core Eq, Ser I                AIM V.I. Core Equity Fund, Series I Shares                        3,794,869
AIM VI Dyn, Ser I                    AIM V.I. Dynamics Fund, Series I Shares                             295,607
AIM VI Fin Serv, Ser I               AIM V.I. Financial Services Fund, Series I Shares                   498,047
AIM VI Tech, Ser I                   AIM V.I. Technology Fund, Series I Shares                           488,958
AB VPS Gro & Inc, Cl B               AllianceBernstein VPS Growth and Income Portfolio (Class B)       7,915,228
AB VPS Intl Val, Cl B                AllianceBernstein VPS International Value Portfolio (Class B)    21,586,894
AC VP Intl, Cl I                     American Century VP International, Class I                        5,033,811
AC VP Intl, Cl II                    American Century VP International, Class II                       3,507,637
AC VP Val, Cl I                      American Century VP Value, Class I                               17,844,066
AC VP Val, Cl II                     American Century VP Value, Class II                               9,826,004
Calvert VS Social Bal                Calvert Variable Series, Inc. Social Balanced Portfolio           2,733,589
Col Hi Yield, VS Cl B                Columbia High Yield Fund, Variable Series, Class B                  876,363
CS Mid-Cap Core                      Credit Suisse Trust - Mid-Cap Core Portfolio                        449,304
CS Sm Cap Core I                     Credit Suisse Trust - Small Cap Core I Portfolio                    655,488
EG VA Fundamental Lg Cap, Cl 2       Evergreen VA Fundamental Large Cap Fund - Class 2                 2,351,965
Fid VIP Gro & Inc, Serv Cl           Fidelity(R) VIP Growth & Income Portfolio Service Class           8,912,185
Fid VIP Gro & Inc, Serv Cl 2         Fidelity(R) VIP Growth & Income Portfolio Service Class 2         8,523,904
Fid VIP Mid Cap, Serv Cl             Fidelity(R) VIP Mid Cap Portfolio Service Class                  44,250,928
Fid VIP Mid Cap, Serv Cl 2           Fidelity(R) VIP Mid Cap Portfolio Service Class 2                30,871,085
Fid VIP Overseas, Serv Cl            Fidelity(R) VIP Overseas Portfolio Service Class                  8,756,112
Fid VIP Overseas, Serv Cl 2          Fidelity(R) VIP Overseas Portfolio Service Class 2                5,397,685
FTVIPT Frank Global Real Est, Cl 2   FTVIPT Franklin Global Real Estate Securities Fund - Class 2     25,170,144
FTVIPT Frank Sm Cap Val, Cl 2        FTVIPT Franklin Small Cap Value Securities Fund - Class 2        12,907,777
FTVIPT Mutual Shares Sec, Cl 2       FTVIPT Mutual Shares Securities Fund - Class 2                    7,493,909
FTVIPT Temp For Sec, Cl 2            FTVIPT Templeton Foreign Securities Fund - Class 2                4,237,281
----------------------------------------------------------------------------------------------------------------

65 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

SUBACCOUNT                           FUND                                                                               PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
GS VIT Mid Cap Val, Inst             Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares                      $ 39,374,396
GS VIT Structd Sm Cap Eq, Inst       Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares           1,852,845
GS VIT Structd U.S. Eq, Inst         Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares               23,909,170
Janus Aspen Global Tech, Serv        Janus Aspen Series Global Technology Portfolio: Service Shares                      1,828,161
Janus Aspen Intl Gro, Serv           Janus Aspen Series International Growth Portfolio: Service Shares                  28,269,098
Janus Aspen Mid Cap Gro, Serv        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                           978,404
Lazard Retire Intl Eq, Serv          Lazard Retirement International Equity Portfolio - Service Shares                   6,509,388
MFS Inv Gro Stock, Serv Cl           MFS(R) Investors Growth Stock Series - Service Class                                4,004,735
MFS New Dis, Serv Cl                 MFS(R) New Discovery Series - Service Class                                         1,883,837
MFS Utilities, Serv Cl               MFS(R) Utilities Series - Service Class                                             3,765,596
Oppen Global Sec VA, Serv            Oppenheimer Global Securities Fund/VA, Service Shares                               1,657,039
Oppen Main St Sm Cap VA, Serv        Oppenheimer Main Street Small Cap Fund/VA, Service Shares                           1,421,623
Oppen Strategic Bond VA, Serv        Oppenheimer Strategic Bond Fund/VA, Service Shares                                  4,746,267
Pioneer Eq Inc VCT, Cl II            Pioneer Equity Income VCT Portfolio - Class II Shares                               2,867,662
Pioneer Intl Val VCT, Cl II          Pioneer International Value VCT Portfolio - Class II Shares                           833,358
Put VT Hlth Sciences, Cl IB          Putnam VT Health Sciences Fund - Class IB Shares                                      998,459
Put VT Hi Yield, Cl IB               Putnam VT High Yield Fund - Class IB Shares                                         3,555,690
Put VT Intl Eq, Cl IB                Putnam VT International Equity Fund - Class IB Shares                               1,355,796
Put VT Intl New Opp, Cl IB           Putnam VT International New Opportunities Fund - Class IB Shares                    2,237,522
Put VT New Opp, Cl IA                Putnam VT New Opportunities Fund - Class IA Shares                                  2,419,953
Put VT Vista, Cl IB                  Putnam VT Vista Fund - Class IB Shares                                                883,247
RVS VP Bal                           RiverSource(R) Variable Portfolio - Balanced Fund                                  29,715,625
RVS VP Cash Mgmt                     RiverSource(R) Variable Portfolio - Cash Management Fund                           42,918,132
RVS VP Core Bond                     RiverSource(R) Variable Portfolio - Core Bond Fund                                    549,633
RVS VP Div Bond                      RiverSource(R) Variable Portfolio - Diversified Bond Fund                          41,091,936
RVS VP Div Eq Inc                    RiverSource(R) Variable Portfolio - Diversified Equity Income Fund                132,825,394
RVS VP Emer Mkts                     RiverSource(R) Variable Portfolio - Emerging Markets Fund                          20,115,185
RVS VP Global Bond                   RiverSource(R) Variable Portfolio - Global Bond Fund                               11,351,291
RVS VP Global Inflation Prot Sec     RiverSource(R) Variable Portfolio - Global Inflation Protected Securities Fund        704,024
RVS VP Gro                           RiverSource(R) Variable Portfolio - Growth Fund                                    29,260,317
RVS VP Hi Yield Bond                 RiverSource(R) Variable Portfolio - High Yield Bond Fund                           22,169,413
RVS VP Inc Opp                       RiverSource(R) Variable Portfolio - Income Opportunities Fund                         503,329
RVS VP Intl Opp                      RiverSource(R) Variable Portfolio - International Opportunity Fund                  8,608,364
RVS VP Lg Cap Eq                     RiverSource(R) Variable Portfolio - Large Cap Equity Fund                         133,686,966
RVS VP Lg Cap Val                    RiverSource(R) Variable Portfolio - Large Cap Value Fund                              243,037
RVS VP Mid Cap Gro                   RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                            10,905,882
RVS VP Mid Cap Val                   RiverSource(R) Variable Portfolio - Mid Cap Value Fund                              2,053,705
RVS VP S&P 500                       RiverSource(R) Variable Portfolio - S&P 500 Index Fund                              5,015,343
RVS VP Select Val                    RiverSource(R) Variable Portfolio - Select Value Fund                                 136,624
RVS VP Short Duration                RiverSource(R) Variable Portfolio - Short Duration U.S. Government Fund            10,300,568
RVS VP Sm Cap Adv                    RiverSource(R) Variable Portfolio - Small Cap Advantage Fund                        6,745,192
RVS VP Sm Cap Val                    RiverSource(R) Variable Portfolio - Small Cap Value Fund                            6,046,958
Royce Micro-Cap, Invest Cl           Royce Micro-Cap Portfolio - Investment Class                                       11,563,487
Third Ave Val                        Third Avenue Value Portfolio                                                       14,527,494
Wanger Intl Sm Cap                   Wanger International Small Cap                                                     23,264,717
Wanger U.S. Sm Co                    Wanger U.S. Smaller Companies                                                      25,320,720
WF Adv VT Asset Alloc                Wells Fargo Advantage VT Asset Allocation Fund                                      2,453,117
WF Adv VT Intl Core                  Wells Fargo Advantage VT International Core Fund                                      464,664
WF Adv VT Opp                        Wells Fargo Advantage VT Opportunity Fund                                           1,017,380
WF Adv VT Sm Cap Gro                 Wells Fargo Advantage VT Small Cap Growth Fund                                      2,215,733
----------------------------------------------------------------------------------------------------------------------------------

66 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2006:


                                           AIM VI      AIM VI     AIM VI     AIM VI     AIM VI
                                         CAP APPR,   CAP APPR,   CAP DEV,   CAP DEV,   CORE EQ,
PRICE LEVEL                                SER I       SER II      SER I     SER II      SER I
                                         ------------------------------------------------------
0.65%                                      $  --       $  --       $  --      $  --      $  --
0.90%                                       0.77        1.24        1.37       1.45       1.83
-----------------------------------------------------------------------------------------------


                                           AIM VI     AIM VI    AIM VI     AB VPS       AB VPS
                                            DYN,    FIN SERV,    TECH,   GRO & INC,   INTL VAL,
PRICE LEVEL                                SER I      SER I      SER I      CL B         CL B
0.65%                                       $  --     $  --      $  --      $  --       $  --
0.90%                                        1.52      1.40       1.14       1.36        2.27
-----------------------------------------------------------------------------------------------


                                                     AC VP   AC VP   AC VP   AC VP
                                                     INTL,   INTL,    VAL,    VAL,   CALVERT VS
PRICE LEVEL                                           CL I   CL II    CL I   CL II   SOCIAL BAL
                                                     ------------------------------------------
0.65%                                                $  --   $  --   $  --   $  --      $  --
0.90%                                                 0.98    1.57    1.77    1.52       1.12
-----------------------------------------------------------------------------------------------


                                          COL         CS       CS         EG VA        FID VIP
                                       HI YIELD,   MID-CAP   SM CAP    FUNDAMENTAL   GRO & INC,
PRICE LEVEL                             VS CL B      CORE    CORE I   LG CAP, CL 2    SERV CL
                                       --------------------------------------------------------
0.65%                                    $  --      $  --     $  --       $  --         $  --
0.90%                                     1.07       0.97      1.24        1.22          1.13
-----------------------------------------------------------------------------------------------


                                        FID VIP     FID VIP    FID VIP     FID VIP     FID VIP
                                      GRO & INC,   MID CAP,    MID CAP,   OVERSEAS,   OVERSEAS,
PRICE LEVEL                           SERV CL 2     SERV CL   SERV CL 2    SERV CL    SERV CL 2
                                      ---------------------------------------------------------
0.65%                                    $  --       $  --      $  --       $  --       $  --
0.90%                                     1.36        2.23       1.88        1.20        1.68
-----------------------------------------------------------------------------------------------


                       FTVIPT FRANK     FTVIPT FRANK       FTVIPT        FTVIPT       GS VIT
                     GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES    TEMP FOR   MID CAP VAL,
PRICE LEVEL                CL 2              CL 2        SEC, CL 2     SEC, CL 2       INST
                     --------------------------------------------------------------------------
0.65%                      $  --            $  --         $  --          $  --         $  --
0.90%                       2.96             2.31          1.47           1.47          2.57
-----------------------------------------------------------------------------------------------


                           GS VIT         GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                         STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,    INTL GRO,    MID CAP GRO,
PRICE LEVEL             CAP EQ, INST     EQ, INST         SERV           SERV          SERV
                        -----------------------------------------------------------------------
0.65%                       $  --          $  --          $  --         $  --          $  --
0.90%                        1.73           1.06           0.45          1.39           0.64
-----------------------------------------------------------------------------------------------


                            LAZARD           MFS           MFS         MFS           OPPEN
                            RETIRE      INV GRO STOCK,   NEW DIS,   UTILITIES,   GLOBAL SEC VA,
PRICE LEVEL             INTL EQ, SERV       SERV CL      SERV CL      SERV CL        SERV
                        -----------------------------------------------------------------------
0.65%                        $  --           $  --         $  --       $  --          $  --
0.90%                         1.24            0.71          0.99        2.30           1.26
-----------------------------------------------------------------------------------------------


                        OPPEN          OPPEN         PIONEER       PIONEER           PUT VT
                     MAIN ST SM      STRATEGIC     EQ INC VCT,   INTL VAL VCT,   HLTH SCIENCES,
PRICE LEVEL         CAP VA, SERV   BOND VA, SERV      CL II         CL II             CL IB
                    ---------------------------------------------------------------------------
0.65%                   $  --          $  --          $  --           $  --           $  --
0.90%                    1.20           1.06           1.46            1.01            1.23
-----------------------------------------------------------------------------------------------


                                         PUT VT     PUT VT        PUT VT       PUT VT    PUT VT
                                       HI YIELD,   INTL EQ,   INTL NEW OPP,   NEW OPP,   VISTA,
PRICE LEVEL                               CL IB      CL IB        CL IB         CL IA     CL IB
                                       --------------------------------------------------------
0.65%                                    $  --       $  --        $  --         $  --     $  --
0.90%                                     1.40        1.68         0.95          1.47      0.74
-----------------------------------------------------------------------------------------------

67 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                         RVS VP     RVS VP      RVS VP     RVS VP      RVS VP
PRICE LEVEL                                BAL    CASH MGMT   CORE BOND   DIV BOND   DIV EQ INC
                                         ------------------------------------------------------
0.65%                                     $1.27     $1.06       $  --       $1.09       $  --
0.90%                                      1.11      1.11        1.03        1.35        1.75
-----------------------------------------------------------------------------------------------


                                                           RVS VP
                              RVS VP       RVS VP     GLOBAL INFLATION   RVS VP       RVS VP
PRICE LEVEL                 EMER MKTS   GLOBAL BOND       PROT SEC         GRO    HI YIELD BOND
                            -------------------------------------------------------------------
0.65%                           $  --       $  --            $  --        $  --       $  --
0.90%                            2.14        1.49             1.01         0.59        1.39
-----------------------------------------------------------------------------------------------


                                       RVS VP    RVS VP      RVS VP      RVS VP       RVS VP
PRICE LEVEL                           INC OPP   INTL OPP   LG CAP EQ   LG CAP VAL   MID CAP GRO
                                      ---------------------------------------------------------
0.65%                                  $  --      $  --      $1.29        $  --        $  --
0.90%                                   1.07       1.01       0.86         1.21         1.22
-----------------------------------------------------------------------------------------------


                                  RVS VP      RVS VP     RVS VP          RVS VP        RVS VP
PRICE LEVEL                    MID CAP VAL   S&P 500   SELECT VAL   SHORT DURATION   SM CAP ADV
                               ----------------------------------------------------------------
0.65%                              $  --      $  --       $  --           $1.05         $  --
0.90%                               1.21       0.99        1.14            1.24          1.50
-----------------------------------------------------------------------------------------------


                                                 ROYCE
                                   RVS VP     MICRO-CAP,   THIRD AVE      WANGER       WANGER
PRICE LEVEL                      SM CAP VAL    INVEST CL       VAL     INTL SM CAP   U.S. SM CO
                                 --------------------------------------------------------------
0.65%                               $  --        $  --        $  --       $  --         $  --
0.90%                                1.64         2.82         2.75        1.54          1.89
-----------------------------------------------------------------------------------------------


                                                WF ADV VT    WF ADV VT   WF ADV VT    WF ADV VT
PRICE LEVEL                                    ASSET ALLOC   INTL CORE      OPP      SM CAP GRO
                                               ------------------------------------------------
0.65%                                             $  --        $  --       $  --        $  --
0.90%                                              1.34         1.45        1.43         1.48
-----------------------------------------------------------------------------------------------

68 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of units outstanding at Dec. 31, 2006:


                                        AIM VI      AIM VI       AIM VI       AIM VI       AIM VI
                                      CAP APPR,    CAP APPR,    CAP DEV,     CAP DEV,     CORE EQ,
PRICE LEVEL                             SER I       SER II        SER I       SER II       SER I
                                     --------------------------------------------------------------
0.65%                                        --           --           --          --            --
0.90%                                37,569,229   10,895,524   12,065,210   3,790,354   156,091,257
---------------------------------------------------------------------------------------------------
Total                                37,569,229   10,895,524   12,065,210   3,790,354   156,091,257
---------------------------------------------------------------------------------------------------


                                           AIM VI     AIM VI      AIM VI      AB VPS       AB VPS
                                            DYN,    FIN SERV,     TECH,     GRO & INC,   INTL VAL,
PRICE LEVEL                                SER I      SER I       SER I        CL B         CL B
                                          ---------------------------------------------------------
0.65%                                          --         --           --           --           --
0.90%                                     694,435    864,789    1,257,465   16,678,531   24,130,525
---------------------------------------------------------------------------------------------------
Total                                     694,435    864,789    1,257,465   16,678,531   24,130,525
---------------------------------------------------------------------------------------------------


                                        AC VP       AC VP        AC VP        AC VP
                                        INTL,       INTL,         VAL,         VAL,     CALVERT VS
PRICE LEVEL                             CL I        CL II        CL I         CL II     SOCIAL BAL
                                     -------------------------------------------------------------
0.65%                                        --          --           --           --           --
0.90%                                40,452,688   6,707,068   78,931,020   18,972,523    9,149,146
--------------------------------------------------------------------------------------------------
Total                                40,452,688   6,707,068   78,931,020   18,972,523    9,149,146
---------------------------------------------------------------------------------------------------


                                        COL          CS          CS           EG VA        FID VIP
                                     HI YIELD,    MID-CAP      SM CAP      FUNDAMENTAL    GRO & INC,
PRICE LEVEL                           VS CL B       CORE       CORE I     LG CAP, CL 2     SERV CL
                                     ---------------------------------------------------------------
0.65%                                      --           --           --            --             --
0.90%                                 785,821    3,629,809   15,010,264     4,124,555    106,777,854
----------------------------------------------------------------------------------------------------
Total                                 785,821    3,629,809   15,010,264     4,124,555    106,777,854
---------------------------------------------------------------------------------------------------


                                       FID VIP      FID VIP       FID VIP      FID VIP      FID VIP
                                     GRO & INC,     MID CAP,     MID CAP,     OVERSEAS,    OVERSEAS,
PRICE LEVEL                           SERV CL 2     SERV CL      SERV CL 2     SERV CL     SERV CL 2
                                     ---------------------------------------------------------------
0.65%                                        --            --           --           --           --
0.90%                                27,210,094   117,429,551   40,903,380   50,737,544   11,985,211
----------------------------------------------------------------------------------------------------
Total                                27,210,094   117,429,551   40,903,380   50,737,544   11,985,211
---------------------------------------------------------------------------------------------------


                          FTVIPT FRANK     FTVIPT FRANK      FTVIPT          FTVIPT        GS VIT
                        GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES     TEMP FOR    MID CAP VAL,
PRICE LEVEL                   CL 2             CL 2         SEC, CL 2      SEC, CL 2        INST
                        ----------------------------------------------------------------------------
0.65%                              --               --              --             --            --
0.90%                      47,652,069       27,835,133      10,526,068     54,981,278    75,766,871
----------------------------------------------------------------------------------------------------
Total                      47,652,069       27,835,133      10,526,068     54,981,278    75,766,871
---------------------------------------------------------------------------------------------------


                               GS VIT         GS VIT       JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                             STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,     INTL GRO,   MID CAP GRO,
PRICE LEVEL                 CAP EQ, INST     EQ, INST         SERV           SERV          SERV
                            -----------------------------------------------------------------------
0.65%                                --             --             --             --            --
0.90%                         7,434,135     98,747,685     22,804,909     72,265,404    19,593,222
---------------------------------------------------------------------------------------------------
Total                         7,434,135     98,747,685     22,804,909     72,265,404    19,593,222
---------------------------------------------------------------------------------------------------


                               LAZARD            MFS            MFS          MFS          OPPEN
                               RETIRE      INV GRO STOCK,     NEW DIS,   UTILITIES,   GLOBAL SEC VA,
PRICE LEVEL                INTL EQ, SERV       SERV CL        SERV CL      SERV CL          SERV
                           -------------------------------------------------------------------------
0.65%                                --              --             --           --             --
0.90%                        45,558,102      55,084,368     28,100,366    3,483,713      1,487,599
----------------------------------------------------------------------------------------------------
Total                        45,558,102      55,084,368     28,100,366    3,483,713      1,487,599
---------------------------------------------------------------------------------------------------


                            OPPEN           OPPEN         PIONEER        PIONEER          PUT VT
                          MAIN ST SM      STRATEGIC     EQ INC VCT,   INTL VAL VCT,   HLTH SCIENCES,
PRICE LEVEL              CAP VA, SERV   BOND VA, SERV      CL II          CL II           CL IB
                         ---------------------------------------------------------------------------
0.65%                             --             --             --            --                --
0.90%                      1,289,607      4,826,153      4,738,268       831,095         2,289,987
----------------------------------------------------------------------------------------------------
Total                      1,289,607      4,826,153      4,738,268       831,095         2,289,987
---------------------------------------------------------------------------------------------------

69 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                            PUT VT       PUT VT       PUT VT          PUT VT       PUT VT
                                           HI YIELD,    INTL EQ,   INTL NEW OPP,     NEW OPP,      VISTA,
PRICE LEVEL                                 CL IB        CL IB        CL IB           CL IA        CL IB
                                          -----------------------------------------------------------------
0.65%                                             --          --             --             --           --
0.90%                                     13,794,780   3,111,928     21,523,588    131,291,630   17,846,450
-----------------------------------------------------------------------------------------------------------
Total                                     13,794,780   3,111,928     21,523,588    131,291,630   17,846,450
-----------------------------------------------------------------------------------------------------------


                                              RVS VP       RVS VP       RVS VP       RVS VP       RVS VP
PRICE LEVEL                                    BAL       CASH MGMT    CORE BOND     DIV BOND    DIV EQ INC
                                           ----------------------------------------------------------------
0.65%                                       10,976,889      892,031          --     2,124,670            --
0.90%                                      292,612,557   86,253,692     446,026   134,728,360   243,400,152
-----------------------------------------------------------------------------------------------------------
Total                                      303,589,446   87,145,723     446,026   136,853,030   243,400,152
-----------------------------------------------------------------------------------------------------------


                                                                   RVS VP
                                    RVS VP        RVS VP     GLOBAL INFLATION      RVS VP         RVS VP
PRICE LEVEL                       EMER MKTS    GLOBAL BOND       PROT SEC           GRO       HI YIELD BOND
                                  -------------------------------------------------------------------------
0.65%                                     --            --              --               --             --
0.90%                             26,416,401    30,512,415         721,780      171,986,020     68,954,520
----------------------------------------------------------------------------------------------------------
Total                             26,416,401    30,512,415         721,780      171,986,020     68,954,520
----------------------------------------------------------------------------------------------------------


                                              RVS VP      RVS VP        RVS VP       RVS VP        RVS VP
PRICE LEVEL                                  INC OPP     INTL OPP     LG CAP EQ    LG CAP VAL   MID CAP GRO
                                             --------------------------------------------------------------
0.65%                                             --            --     3,622,432          --            --
0.90%                                        488,593   247,038,370   719,101,239     206,384    11,365,575
----------------------------------------------------------------------------------------------------------
Total                                        488,593   247,038,370   722,723,671     206,384    11,365,575
----------------------------------------------------------------------------------------------------------


                                         RVS VP         RVS VP      RVS VP         RVS VP         RVS VP
PRICE LEVEL                            MID CAP VAL     S&P 500    SELECT VAL   SHORT DURATION   SM CAP ADV
                                       --------------------------------------------------------------------
0.65%                                          --            --         --        1,507,272              --
0.90%                                   1,853,667    66,546,361    113,549       39,582,892      23,068,555
-----------------------------------------------------------------------------------------------------------
Total                                   1,853,667    66,546,361    113,549       41,090,164      23,068,555
-----------------------------------------------------------------------------------------------------------


                                                         ROYCE
                                            RVS VP     MICRO-CAP,    THIRD AVE       WANGER       WANGER
PRICE LEVEL                               SM CAP VAL   INVEST CL        VAL       INTL SM CAP   U.S. SM CO
                                          -----------------------------------------------------------------
0.65%                                             --           --           --             --            --
0.90%                                     11,436,720   45,185,958   58,081,098    103,942,527    83,149,165
-----------------------------------------------------------------------------------------------------------
Total                                     11,436,720   45,185,958   58,081,098    103,942,527    83,149,165
-----------------------------------------------------------------------------------------------------------


                                                            WF ADV VT    WF ADV VT   WF ADV VT    WF ADV VT
PRICE LEVEL                                                ASSET ALLOC   INTL CORE      OPP      SM CAP GRO
                                                           ------------------------------------------------
0.65%                                                               --          --          --           --
0.90%                                                        4,010,579     960,936   2,414,129    3,211,720
-----------------------------------------------------------------------------------------------------------
Total                                                        4,010,579     960,936   2,414,129    3,211,720
-----------------------------------------------------------------------------------------------------------

70 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following is a summary of net assets at Dec. 31, 2006:


                                          AIM VI        AIM VI        AIM VI       AIM VI        AIM VI
                                         CAP APPR,    CAP APPR,      CAP DEV,     CAP DEV,      CORE EQ,
PRICE LEVEL                                SER I        SER II        SER I        SER II        SER I
                                       -------------------------------------------------------------------
0.65%                                  $        --   $        --   $        --   $       --   $         --
0.90%                                   28,945,583    13,545,258    16,531,445    5,507,931    285,600,108
----------------------------------------------------------------------------------------------------------
Total                                  $28,945,583   $13,545,258   $16,531,445   $5,507,931   $285,600,108
----------------------------------------------------------------------------------------------------------


                                             AIM VI       AIM VI      AIM VI        AB VPS       AB VPS
                                              DYN,      FIN SERV,      TECH,      GRO & INC,    INTL VAL,
PRICE LEVEL                                  SER I        SER I        SER I         CL B         CL B
                                          ----------------------------------------------------------------
0.65%                                     $       --   $       --   $       --   $        --   $        --
0.90%                                      1,054,294    1,211,487    1,431,094    22,617,965    54,695,102
----------------------------------------------------------------------------------------------------------
Total                                     $1,054,294   $1,211,487   $1,431,094   $22,617,965   $54,695,102
----------------------------------------------------------------------------------------------------------


                                         AC VP         AC VP         AC VP          AC VP
                                         INTL,         INTL,          VAL,           VAL,       CALVERT VS
PRICE LEVEL                              CL I          CL II          CL I          CL II       SOCIAL BAL
                                      --------------------------------------------------------------------
0.65%                                 $        --   $        --   $         --   $        --   $        --
0.90%                                  39,686,483    10,560,427    139,892,546    28,760,250    10,221,228
----------------------------------------------------------------------------------------------------------
Total                                 $39,686,483   $10,560,427   $139,892,546   $28,760,250   $10,221,228
----------------------------------------------------------------------------------------------------------


PRICE LEVEL                                COL          CS            CS          EG VA         FID VIP
                                        HI YIELD,     MID-CAP       SM CAP      FUNDAMENTAL    GRO & INC,
PRICE LEVEL                              VS CL B       CORE         CORE I     LG CAP, CL 2     SERV CL
                                        ------------------------------------------------------------------
0.65%                                   $     --    $       --   $        --    $       --    $         --
0.90%                                    841,643     3,518,847    18,606,267     5,022,440     120,938,469
----------------------------------------------------------------------------------------------------------
Total                                   $841,643    $3,518,847   $18,606,267    $5,022,440    $120,938,469
----------------------------------------------------------------------------------------------------------


                                        FID VIP       FID VIP        FID VIP       FID VIP       FID VIP
                                       GRO & INC,     MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,
PRICE LEVEL                            SERV CL 2      SERV CL       SERV CL 2      SERV CL      SERV CL 2
                                      --------------------------------------------------------------------
0.65%                                 $        --   $         --   $        --   $        --   $        --
0.90%                                  36,895,125    262,314,892    77,022,071    60,662,242    20,100,370
----------------------------------------------------------------------------------------------------------
Total                                 $36,895,125   $262,314,892   $77,022,071   $60,662,242   $20,100,370
----------------------------------------------------------------------------------------------------------


                               FTVIPT FRANK     FTVIPT FRANK      FTVIPT         FTVIPT         GS VIT
                             GLOBAL REAL EST,    SM CAP VAL,   MUTUAL SHARES    TEMP FOR      MID CAP VAL,
PRICE LEVEL                        CL 2             CL 2         SEC, CL 2      SEC, CL 2        INST
                             -----------------------------------------------------------------------------
0.65%                          $         --      $        --    $        --    $        --   $         --
0.90%                           140,920,449       64,317,363     15,500,208     80,728,290    194,588,995
----------------------------------------------------------------------------------------------------------
Total                          $140,920,449      $64,317,363    $15,500,208    $80,728,290   $194,588,995
----------------------------------------------------------------------------------------------------------


                                     GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                   STRUCTD SM    STRUCTD U.S.   GLOBAL TECH,     INTL GRO,    MID CAP GRO,
PRICE LEVEL                       CAP EQ, INST     EQ, INST         SERV           SERV           SERV
                                  ------------------------------------------------------------------------
0.65%                             $        --    $         --    $        --   $         --    $        --
0.90%                              12,859,608     104,382,536     10,192,353    100,490,436     12,485,261
----------------------------------------------------------------------------------------------------------
Total                             $12,859,608    $104,382,536    $10,192,353   $100,490,436    $12,485,261
----------------------------------------------------------------------------------------------------------


                                       LAZARD            MFS             MFS          MFS          OPPEN
                                       RETIRE       INV GRO STOCK,     NEW DIS,    UTILITIES,   GLOBAL SEC
PRICE LEVEL                         INTL EQ, SERV      SERV CL         SERV CL      SERV CL      VA, SERV
                                    ----------------------------------------------------------------------
0.65%                               $        --       $        --    $        --   $       --   $       --
0.90%                                56,396,047        39,122,957     27,945,501    7,995,595    1,873,122
----------------------------------------------------------------------------------------------------------
Total                               $56,396,047       $39,122,957    $27,945,501   $7,995,595   $1,873,122
----------------------------------------------------------------------------------------------------------


                                   OPPEN          OPPEN         PIONEER        PIONEER           PUT VT
                                MAIN ST SM      STRATEGIC     EQ INC VCT,   INTL VAL VCT,   HLTH SCIENCES,
PRICE LEVEL                    CAP VA, SERV   BOND VA, SERV      CL II          CL II           CL IB
                               ---------------------------------------------------------------------------
0.65%                           $       --      $       --     $       --      $     --        $       --
0.90%                            1,549,048       5,133,111      6,928,893       836,836         2,806,095
---------------------------------------------------------------------------------------------------------
Total                           $1,549,048      $5,133,111     $6,928,893      $836,836        $2,806,095
---------------------------------------------------------------------------------------------------------

71 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                       PUT VT        PUT VT        PUT VT          PUT VT         PUT VT
                                      HI YIELD,     INTL EQ,    INTL NEW OPP,     NEW OPP,        VISTA,
PRICE LEVEL                            CL IB         CL IB         CL IB           CL IA          CL IB
                                     ---------------------------------------------------------------------
0.65%                                $        --   $       --    $        --    $         --   $        --
0.90%                                 19,335,524    5,217,958     20,385,038     193,431,276    13,192,844
----------------------------------------------------------------------------------------------------------
Total                                $19,335,524   $5,217,958    $20,385,038    $193,431,276   $13,192,844
----------------------------------------------------------------------------------------------------------


                                         RVS VP        RVS VP      RVS VP         RVS VP        RVS VP
PRICE LEVEL                               BAL        CASH MGMT    CORE BOND      DIV BOND     DIV EQ INC
                                     --------------------------------------------------------------------
0.65%                                $ 13,955,409   $   945,856    $     --   $  2,310,707   $         --
0.90%                                 324,408,050    95,962,404     457,559    181,264,251    426,689,329
---------------------------------------------------------------------------------------------------------
Total                                $338,363,459   $96,908,260    $457,559   $183,574,958   $426,689,329
---------------------------------------------------------------------------------------------------------


                                                                RVS VP
                                   RVS VP       RVS VP     GLOBAL INFLATION      RVS VP          RVS VP
PRICE LEVEL                      EMER MKTS   GLOBAL BOND       PROT SEC           GRO        HI YIELD BOND
                               ---------------------------------------------------------------------------
0.65%                          $        --   $        --       $     --       $         --    $        --
0.90%                           56,476,271    45,482,035        731,547        101,740,160     95,510,316
---------------------------------------------------------------------------------------------------------
Total                          $56,476,271   $45,482,035       $731,547       $101,740,160    $95,510,316
---------------------------------------------------------------------------------------------------------


                                           RVS VP      RVS VP         RVS VP        RVS VP        RVS VP
PRICE LEVEL                               INC OPP     INTL OPP      LG CAP EQ     LG CAP VAL   MID CAP GRO
                                         -----------------------------------------------------------------
0.65%                                    $     --   $         --   $  4,656,982    $     --    $        --
0.90%                                     524,594    249,332,264    619,399,263     249,992     13,862,467
----------------------------------------------------------------------------------------------------------
Total                                    $524,594   $249,332,264   $624,056,245    $249,992    $13,862,467
----------------------------------------------------------------------------------------------------------


                                        RVS VP        RVS VP       RVS VP         RVS VP          RVS VP
PRICE LEVEL                          MID CAP VAL     S&P 500     SELECT VAL   SHORT DURATION    SM CAP ADV
                                     ---------------------------------------------------------------------
0.65%                                 $       --   $        --    $     --      $ 1,577,168    $        --
0.90%                                  2,244,695    65,894,918     128,894       48,897,325     34,637,379
----------------------------------------------------------------------------------------------------------
Total                                 $2,244,695   $65,894,918    $128,894      $50,474,493    $34,637,379
----------------------------------------------------------------------------------------------------------


                                                    ROYCE
                                      RVS VP      MICRO-CAP,      THIRD AVE        WANGER        WANGER
PRICE LEVEL                         SM CAP VAL    INVEST CL          VAL        INTL SM CAP    U.S. SM CO
                                   -----------------------------------------------------------------------
0.65%                              $        --   $         --   $         --   $         --   $         --
0.90%                               18,761,035    127,343,442    159,857,868    160,370,835    156,904,811
----------------------------------------------------------------------------------------------------------
Total                              $18,761,035   $127,343,442   $159,857,868   $160,370,835   $156,904,811
----------------------------------------------------------------------------------------------------------


                                                         WF ADV VT     WF ADV VT    WF ADV VT    WF ADV VT
PRICE LEVEL                                             ASSET ALLOC    INTL CORE      OPP       SM CAP GRO
                                                        --------------------------------------------------
0.65%                                                   $       --    $       --   $       --   $       --
0.90%                                                    5,390,029     1,393,475    3,459,394    4,766,247
----------------------------------------------------------------------------------------------------------
Total                                                   $5,390,029    $1,393,475   $3,459,394   $4,766,247
----------------------------------------------------------------------------------------------------------

72 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2006 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for life insurance policies with the highest and lowest expense. The majority of these subaccounts only offer one price level.


                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  -----------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000s)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    ---------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2006                 37,569      $0.77 to $0.77        $ 28,946        0.06%          0.90% to 0.90%      5.35%      to   5.35%
2005                 31,304      $0.73 to $0.73        $ 22,894        0.07%          0.90% to 0.90%      7.86%      to   7.86%
2004                 24,807      $0.68 to $0.68        $ 16,820          --           0.90% to 0.90%      5.67%      to   5.67%
2003                 16,294      $0.64 to $0.64        $ 10,455          --           0.90% to 0.90%     28.00%      to  28.00%
2002                 11,893      $0.50 to $0.50        $  5,945          --           0.90% to 0.90%    (25.37%)     to (25.37%)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER II
2006                 10,896      $1.24 to $1.24        $ 13,545          --           0.90% to 0.90%      5.11%      to   5.11%
2005                  6,402      $1.18 to $1.18        $  7,573          --           0.90% to 0.90%      7.61%      to   7.61%
2004                  3,292      $1.10 to $1.10        $  3,619          --           0.90% to 0.90%      5.38%      to   5.38%
2003                    673      $1.04 to $1.04        $    702          --           0.90% to 0.90%     28.40%      to  28.40%
2002                     33      $0.81 to $0.81        $     27          --           0.90% to 0.90%    (19.00%)(4)  to (19.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER I
2006                 12,065      $1.37 to $1.37        $ 16,531          --           0.90% to 0.90%     15.48%      to  15.48%
2005                 11,370      $1.19 to $1.19        $ 13,491          --           0.90% to 0.90%      8.63%      to   8.63%
2004                 11,772      $1.09 to $1.09        $ 12,859          --           0.90% to 0.90%     14.46%      to  14.46%
2003                  9,204      $0.95 to $0.95        $  8,783          --           0.90% to 0.90%     33.80%      to  33.80%
2002                  6,829      $0.71 to $0.71        $  4,858          --           0.90% to 0.90%    (21.98%)     to (21.98%)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI CAP DEV, SER II
2006                  3,790      $1.45 to $1.45        $  5,508          --           0.90% to 0.90%     15.22%      to  15.22%
2005                  2,530      $1.26 to $1.26        $  3,191          --           0.90% to 0.90%      8.29%      to   8.29%
2004                  1,269      $1.16 to $1.16        $  1,478          --           0.90% to 0.90%     14.24%      to  14.24%
2003                    226      $1.02 to $1.02        $    230          --           0.90% to 0.90%     34.21%      to  34.21%
2002                     25      $0.76 to $0.76        $     19          --           0.90% to 0.90%    (24.00%)(4)  to (24.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI CORE EQ, SER I
2006                156,091      $1.83 to $1.83        $285,600        0.55%          0.90% to 0.90%     15.66%      to  15.66%
2005                179,118      $1.58 to $1.58        $283,360        1.44%          0.90% to 0.90%      4.37%      to   4.37%
2004                208,156      $1.52 to $1.52        $315,508        0.96%          0.90% to 0.90%      7.99%      to   7.99%
2003                230,404      $1.40 to $1.40        $323,384        1.01%          0.90% to 0.90%     22.81%      to  22.81%
2002                244,398      $1.14 to $1.14        $278,193        0.32%          0.90% to 0.90%    (16.18%)     to (16.18%)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI DYN, SER I
2006                    694      $1.52 to $1.52        $  1,054          --           0.90% to 0.90%     15.08%      to  15.08%
2005                    544      $1.32 to $1.32        $    717          --           0.90% to 0.90%      9.73%      to   9.73%
2004                    387      $1.20 to $1.20        $    465          --           0.90% to 0.90%     12.32%      to  12.32%
2003                    169      $1.07 to $1.07        $    180          --           0.90% to 0.90%     37.18%      to  37.18%
2002                     24      $0.78 to $0.78        $     19          --           0.90% to 0.90%    (22.00%)(4)  to (22.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI FIN SERV, SER I
2006                    865      $1.40 to $1.40        $  1,211        2.01%          0.90% to 0.90%     15.40%      to  15.40%
2005                    574      $1.21 to $1.21        $    697        1.64%          0.90% to 0.90%      4.96%      to   4.96%
2004                    393      $1.16 to $1.16        $    455        1.11%          0.90% to 0.90%      7.70%      to   7.70%
2003                    137      $1.07 to $1.07        $    147        1.11%          0.90% to 0.90%      7.00%(4)*  to   7.00%(4)*
2002                     --         --       --              --          --           0.90% to 0.90%        --       to     --
-----------------------------------------------------------------------------------------------------------------------------------
AIM VI TECH, SER I
2006                  1,257      $1.14 to $1.14        $  1,431          --           0.90% to 0.90%      9.49%      to   9.49%
2005                    904      $1.04 to $1.04        $    939          --           0.90% to 0.90%      1.26%      to   1.26%
2004                    666      $1.03 to $1.03        $    684          --           0.90% to 0.90%      3.70%      to   3.70%
2003                    237      $0.99 to $0.99        $    235          --           0.90% to 0.90%     43.48%      to  43.48%
2002                     29      $0.69 to $0.69        $     20          --           0.90% to 0.90%    (31.00%)(4)  to (31.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------

73 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                    AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    -------------------------------------------  -----------------------------------------------------------------
                    UNITS   ACCUMULATION UNIT VALUE  NET ASSETS    INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                    (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                    --------------------------------------------------------------------------------------------------------------
AB VPS GRO & INC, CL B
2006                16,679       $1.36 to $1.36        $ 22,618        1.12%          0.90% to 0.90%      15.94%     to  15.94%
2005                11,479       $1.17 to $1.17        $ 13,427        1.21%          0.90% to 0.90%       3.66%     to   3.66%
2004                 5,592       $1.13 to $1.13        $  6,311        0.66%          0.90% to 0.90%      10.22%     to  10.22%
2003                 1,518       $1.02 to $1.02        $  1,554        0.48%          0.90% to 0.90%      30.77%     to  30.77%
2002                    45       $0.78 to $0.78        $     35          --           0.90% to 0.90%     (22.00%)(4) to (22.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
AB VPS INTL VAL, CL B
2006                24,131       $2.27 to $2.27        $ 54,695        1.20%          0.90% to 0.90%      33.91%     to  33.91%
2005                13,591       $1.69 to $1.69        $ 23,005        0.46%          0.90% to 0.90%      15.48%     to  15.48%
2004                 5,345       $1.47 to $1.47        $  7,834        0.37%          0.90% to 0.90%      23.77%     to  23.77%
2003                 1,411       $1.18 to $1.18        $  1,671        0.17%          0.90% to 0.90%      42.17%     to  42.17%
2002                    70       $0.83 to $0.83        $     58          --           0.90% to 0.90%     (17.00%)(4) to (17.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL I
2006                40,453       $0.98 to $0.98        $ 39,686        1.52%          0.90% to 0.90%      23.91%     to  23.91%
2005                37,106       $0.79 to $0.79        $ 29,378        1.10%          0.90% to 0.90%      12.24%     to  12.24%
2004                33,765       $0.71 to $0.71        $ 23,818        0.52%          0.90% to 0.90%      13.89%     to  13.89%
2003                29,187       $0.62 to $0.62        $ 18,077        0.67%          0.90% to 0.90%      24.00%     to  24.00%
2002                21,650       $0.50 to $0.50        $ 10,872        0.62%          0.90% to 0.90%     (21.88%)    to (21.88%)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP INTL, CL II
2006                 6,707       $1.57 to $1.57        $ 10,560        1.26%          0.90% to 0.90%      23.63%     to  23.63%
2005                 4,672       $1.27 to $1.27        $  5,950        0.83%          0.90% to 0.90%      12.10%     to  12.10%
2004                 2,749       $1.14 to $1.14        $  3,123        0.22%          0.90% to 0.90%      13.75%     to  13.75%
2003                   725       $1.00 to $1.00        $    724        0.15%          0.90% to 0.90%      23.46%     to  23.46%
2002                    24       $0.81 to $0.81        $     20          --           0.90% to 0.90%     (19.00%)(4) to (19.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2006                78,931       $1.77 to $1.77        $139,893        1.37%          0.90% to 0.90%      17.59%     to  17.59%
2005                81,803       $1.51 to $1.51        $123,293        0.83%          0.90% to 0.90%       4.09%     to   4.09%
2004                73,576       $1.45 to $1.45        $106,533        0.96%          0.90% to 0.90%      13.31%     to  13.31%
2003                65,557       $1.28 to $1.28        $ 83,773        1.00%          0.90% to 0.90%      28.00%     to  28.00%
2002                53,830       $1.00 to $1.00        $ 53,869        0.70%          0.90% to 0.90%     (13.79%)    to (13.79%)
-----------------------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL II
2006                18,973       $1.52 to $1.52        $ 28,760        1.08%          0.90% to 0.90%      17.40%     to  17.40%
2005                13,803       $1.29 to $1.29        $ 17,821        0.57%          0.90% to 0.90%       3.92%     to   3.92%
2004                 7,470       $1.24 to $1.24        $  9,282        0.57%          0.90% to 0.90%      13.15%     to  13.15%
2003                 2,320       $1.10 to $1.10        $  2,548        0.34%          0.90% to 0.90%      27.91%     to  27.91%
2002                   175       $0.86 to $0.86        $    150          --           0.90% to 0.90%     (14.00%)(4) to (14.00%)(4)
-----------------------------------------------------------------------------------------------------------------------------------
CALVERT VS SOCIAL BAL
2006                 9,149       $1.12 to $1.12        $ 10,221        2.45%          0.90% to 0.90%       7.80%     to   7.80%
2005                 8,000       $1.04 to $1.04        $  8,291        2.04%          0.90% to 0.90%       4.71%     to   4.71%
2004                 6,330       $0.99 to $0.99        $  6,266        2.03%          0.90% to 0.90%       7.29%     to   7.29%
2003                 4,376       $0.92 to $0.92        $  4,037        2.39%          0.90% to 0.90%      17.95%     to  17.95%
2002                 2,712       $0.78 to $0.78        $  2,116        3.89%          0.90% to 0.90%     (13.33%)    to (13.33%)
-----------------------------------------------------------------------------------------------------------------------------------
COL HI YIELD, VS CL B
2006                   786       $1.07 to $1.07        $    842        3.50%          0.90% to 0.90%       7.11%(8)  to   7.11%(8)
2005                    --          --       --              --          --             --       --          --             --
2004                    --          --       --              --          --             --       --          --             --
2003                    --          --       --              --          --             --       --          --             --
2002                    --          --       --              --          --             --       --          --             --
-----------------------------------------------------------------------------------------------------------------------------------
CS MID-CAP CORE
2006                 3,630       $0.97 to $0.97        $  3,519          --           0.90% to 0.90%       0.98%     to   0.98%
2005                 4,219       $0.96 to $0.96        $  4,051          --           0.90% to 0.90%       6.02%     to   6.02%
2004                 4,636       $0.91 to $0.91        $  4,200          --           0.90% to 0.90%      12.11%     to  12.11%
2003                 3,829       $0.81 to $0.81        $  3,093          --           0.90% to 0.90%      42.11%     to  42.11%
2002                 2,256       $0.57 to $0.57        $  1,282          --           0.90% to 0.90%     (29.63%)    to (29.63%)
-----------------------------------------------------------------------------------------------------------------------------------

74 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                       AT DEC. 31                                FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO           TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
CS SM CAP CORE I
2006                  15,010      $1.24 to $1.24        $ 18,606          --           0.90% to 0.90%       3.83%     to   3.83%
2005                  17,235      $1.19 to $1.19        $ 20,576          --           0.90% to 0.90%      (3.55%)    to  (3.55%)
2004                  19,786      $1.24 to $1.24        $ 24,491          --           0.90% to 0.90%       9.88%     to   9.88%
2003                  20,945      $1.13 to $1.13        $ 23,595          --           0.90% to 0.90%      46.75%     to  46.75%
2002                  19,146      $0.77 to $0.77        $ 14,651          --           0.90% to 0.90%     (33.62%)    to (33.62%)
------------------------------------------------------------------------------------------------------------------------------------
EG VA FUNDAMENTAL
LG CAP, CL 2
2006                   4,125      $1.22 to $1.22        $  5,022        1.30%          0.90% to 0.90%      11.39%     to  11.39%
2005                   2,221      $1.09 to $1.09        $  2,428        1.07%          0.90% to 0.90%       7.77%     to   7.77%
2004                     878      $1.01 to $1.01        $    891        1.66%          0.90% to 0.90%       7.95%     to   7.95%
2003                     215      $0.94 to $0.94        $    202        6.34%          0.90% to 0.90%       4.44%(5)  to   4.44%(5)
2002                      --         --       --              --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC,
SERV CL
2006                 106,778      $1.13 to $1.13        $120,938        0.80%          0.90% to 0.90%      12.00%     to  12.00%
2005                 110,214      $1.01 to $1.01        $111,456        1.40%          0.90% to 0.90%       6.57%     to   6.57%
2004                 110,690      $0.95 to $0.95        $105,038        0.71%          0.90% to 0.90%       4.81%     to   4.81%
2003                  85,401      $0.91 to $0.91        $ 77,322        0.85%          0.90% to 0.90%      22.97%     to  22.97%
2002                  48,405      $0.74 to $0.74        $ 35,779        0.78%          0.90% to 0.90%     (17.78%)    to (17.78%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC,
SERV CL 2
2006                  27,210      $1.36 to $1.36        $ 36,895        0.62%          0.90% to 0.90%      11.85%     to  11.85%
2005                  21,757      $1.21 to $1.21        $ 26,375        1.09%          0.90% to 0.90%       6.44%     to   6.44%
2004                  14,322      $1.14 to $1.14        $ 16,312        0.45%          0.90% to 0.90%       4.58%     to   4.58%
2003                   4,336      $1.09 to $1.09        $  4,722        0.11%          0.90% to 0.90%      22.47%     to  22.47%
2002                      75      $0.89 to $0.89        $     66          --           0.90% to 0.90%     (11.00%)(4) to (11.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP,
SERV CL
2006                 117,430      $2.23 to $2.23        $262,315        0.25%          0.90% to 0.90%      11.58%     to  11.58%
2005                 113,270      $2.00 to $2.00        $226,756        1.54%          0.90% to 0.90%      17.15%     to  17.15%
2004                 101,848      $1.71 to $1.71        $174,047          --           0.90% to 0.90%      23.65%     to  23.65%
2003                  77,767      $1.38 to $1.38        $107,473        0.26%          0.90% to 0.90%      36.63%     to  36.63%
2002                  52,717      $1.01 to $1.01        $ 53,068        0.59%          0.90% to 0.90%     (10.62%)    to (10.62%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP MID CAP,
SERV CL 2
2006                  40,903      $1.88 to $1.88        $ 77,022        0.15%          0.90% to 0.90%      11.40%     to  11.40%
2005                  27,046      $1.69 to $1.69        $ 45,718        1.26%          0.90% to 0.90%      16.96%     to  16.96%
2004                  15,143      $1.45 to $1.45        $ 21,885          --           0.90% to 0.90%      23.54%     to  23.54%
2003                   4,130      $1.17 to $1.17        $  4,831        0.04%          0.90% to 0.90%      37.65%     to  37.65%
2002                     163      $0.85 to $0.85        $    139          --           0.90% to 0.90%     (15.00%)(4) to (15.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS,
SERV CL
2006                  50,738      $1.20 to $1.20        $ 60,662        0.72%          0.90% to 0.90%      16.89%     to  16.89%
2005                  44,720      $1.02 to $1.02        $ 45,740        0.53%          0.90% to 0.90%      17.91%     to  17.91%
2004                  38,347      $0.87 to $0.87        $ 33,265        0.85%          0.90% to 0.90%      12.46%     to  12.46%
2003                  21,422      $0.77 to $0.77        $ 16,524        0.59%          0.90% to 0.90%      42.59%     to  42.59%
2002                  12,601      $0.54 to $0.54        $  6,848        0.53%          0.90% to 0.90%     (21.74%)    to (21.74%)
------------------------------------------------------------------------------------------------------------------------------------
FID VIP OVERSEAS,
SERV CL 2
2006                  11,985      $1.68 to $1.68        $ 20,100        0.59%          0.90% to 0.90%      16.72%     to  16.72%
2005                   8,635      $1.44 to $1.44        $ 12,407        0.41%          0.90% to 0.90%      17.72%     to  17.72%
2004                   5,356      $1.22 to $1.22        $  6,537        0.47%          0.90% to 0.90%      12.29%     to  12.29%
2003                     979      $1.09 to $1.09        $  1,064        0.07%          0.90% to 0.90%      41.56%     to  41.56%
2002                      26      $0.77 to $0.77        $     20          --           0.90% to 0.90%     (23.00%)(4) to (23.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANK GLOBAL
REAL EST, CL 2
2006                  47,652      $2.96 to $2.96        $140,920        1.98%          0.90% to 0.90%      19.51%     to  19.51%
2005                  43,698      $2.47 to $2.47        $108,135        1.38%          0.90% to 0.90%      12.46%     to  12.46%
2004                  35,479      $2.20 to $2.20        $ 78,067        1.84%          0.90% to 0.90%      30.62%     to  30.62%
2003                  25,551      $1.68 to $1.68        $ 43,044        2.45%          0.90% to 0.90%      34.40%     to  34.40%
2002                  17,027      $1.25 to $1.25        $ 21,320        2.56%          0.90% to 0.90%       0.81%     to   0.81%
------------------------------------------------------------------------------------------------------------------------------------

75 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                       AT DEC. 31                                    FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
FTVIPT FRANK SM CAP
VAL, CL 2
2006                  27,835      $2.31 to $2.31        $ 64,317        0.63%          0.90% to 0.90%      15.93%     to  15.93%
2005                  23,268      $1.99 to $1.99        $ 46,374        0.75%          0.90% to 0.90%       7.80%     to   7.80%
2004                  16,640      $1.85 to $1.85        $ 30,765        0.17%          0.90% to 0.90%      22.64%     to  22.64%
2003                  11,574      $1.51 to $1.51        $ 17,450        0.21%          0.90% to 0.90%      31.30%     to  31.30%
2002                   8,488      $1.15 to $1.15        $  9,773        0.37%          0.90% to 0.90%     (10.16%)    to (10.16%)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL
SHARES SEC, CL 2
2006                  10,526      $1.47 to $1.47        $ 15,500        1.24%          0.90% to 0.90%      17.32%     to  17.32%
2005                   5,331      $1.26 to $1.26        $  6,692        0.84%          0.90% to 0.90%       9.57%     to   9.57%
2004                   2,541      $1.15 to $1.15        $  2,911        0.74%          0.90% to 0.90%      11.62%     to  11.62%
2003                     922      $1.03 to $1.03        $    947        0.69%          0.90% to 0.90%      24.10%     to  24.10%
2002                      41      $0.83 to $0.83        $     34          --           0.90% to 0.90%     (17.00%)(4) to (17.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMP FOR
SEC, CL 2
2006                  54,981      $1.47 to $1.47        $ 80,728        1.24%          0.90% to 0.90%      20.36%     to  20.36%
2005                  57,134      $1.22 to $1.22        $ 69,698        1.16%          0.90% to 0.90%       9.19%     to   9.19%
2004                  49,330      $1.12 to $1.12        $ 55,116        1.06%          0.90% to 0.90%      17.47%     to  17.47%
2003                  40,085      $0.95 to $0.95        $ 38,127        1.69%          0.90% to 0.90%      30.14%     to  30.14%
2002                  26,610      $0.73 to $0.73        $ 19,316        1.56%          0.90% to 0.90%     (18.89%)    to (18.89%)
------------------------------------------------------------------------------------------------------------------------------------
GS VIT MID CAP VAL,
INST
2006                  75,767      $2.57 to $2.57        $194,589        1.01%          0.90% to 0.90%      15.13%     to  15.13%
2005                  69,181      $2.23 to $2.23        $154,330        0.66%          0.90% to 0.90%      11.82%     to  11.82%
2004                  52,199      $2.00 to $2.00        $104,138        0.70%          0.90% to 0.90%      24.76%     to  24.76%
2003                  38,494      $1.60 to $1.60        $ 61,557        1.05%          0.90% to 0.90%      26.98%     to  26.98%
2002                  27,025      $1.26 to $1.26        $ 33,965        1.50%          0.90% to 0.90%      (5.26%)    to  (5.26%)
------------------------------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD SM
CAP EQ, INST
2006                   7,434      $1.73 to $1.73        $ 12,860        0.64%          0.90% to 0.90%      11.27%     to  11.27%
2005                   8,157      $1.55 to $1.55        $ 12,681        0.24%          0.90% to 0.90%       5.12%     to   5.12%
2004                   8,325      $1.48 to $1.48        $ 12,313        0.20%          0.90% to 0.90%      15.28%     to  15.28%
2003                   7,358      $1.28 to $1.28        $  9,440        0.27%          0.90% to 0.90%      43.82%     to  43.82%
2002                   5,662      $0.89 to $0.89        $  5,020        0.36%          0.90% to 0.90%      (15.24%)   to (15.24%)
------------------------------------------------------------------------------------------------------------------------------------
GS VIT STRUCTD U.S.
EQ, INST
2006                  98,748      $1.06 to $1.06        $104,383        1.24%          0.90% to 0.90%      11.88%     to  11.88%
2005                  75,357      $0.94 to $0.94        $ 71,196        0.92%          0.90% to 0.90%       5.56%     to   5.56%
2004                  44,939      $0.90 to $0.90        $ 40,221        1.62%          0.90% to 0.90%      13.91%     to  13.91%
2003                  20,584      $0.79 to $0.79        $ 16,173        0.88%          0.90% to 0.90%      29.51%     to  29.51%
2002                  14,220      $0.61 to $0.61        $  8,707        0.78%          0.90% to 0.90%     (22.78%)    to (22.78%)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN GLOBAL
TECH, SERV
2006                  22,805      $0.45 to $0.45        $ 10,192          --           0.90% to 0.90%       6.87%     to   6.87%
2005                  20,674      $0.42 to $0.42        $  8,647          --           0.90% to 0.90%      10.55%     to  10.55%
2004                  20,793      $0.38 to $0.38        $  7,866          --           0.90% to 0.90%      (0.34%)    to  (0.34%)
2003                  20,019      $0.38 to $0.38        $  7,599          --           0.90% to 0.90%      46.15%     to  46.15%
2002                  17,740      $0.26 to $0.26        $  4,639          --           0.90% to 0.90%     (42.22%)    to (42.22%)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN INTL
GRO, SERV
2006                  72,265      $1.39 to $1.39        $100,490        1.96%          0.90% to 0.90%      45.32%     to  45.32%
2005                  48,928      $0.96 to $0.96        $ 46,821        1.12%          0.90% to 0.90%      30.76%     to  30.76%
2004                  41,781      $0.73 to $0.73        $ 30,575        0.86%          0.90% to 0.90%      17.62%     to  17.62%
2003                  42,310      $0.62 to $0.62        $ 26,324        0.99%          0.90% to 0.90%      31.91%     to  31.91%
2002                  41,200      $0.47 to $0.47        $ 19,226        0.72%          0.90% to 0.90%     (25.40%)    to (25.40%)
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP
GRO, SERV
2006                  19,593      $0.64 to $0.64        $ 12,485          --           0.90% to 0.90%      12.29%     to  12.29%
2005                  20,737      $0.57 to $0.57        $ 11,767          --           0.90% to 0.90%      11.03%     to  11.03%
2004                  22,149      $0.51 to $0.51        $ 11,320          --           0.90% to 0.90%      19.40%     to  19.40%
2003                  24,625      $0.43 to $0.43        $ 10,541          --           0.90% to 0.90%      34.38%     to  34.38%
2002                  23,673      $0.32 to $0.32        $  7,587          --           0.90% to 0.90%     (28.89%)    to (28.89%)
------------------------------------------------------------------------------------------------------------------------------------

76 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                     AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000s)      LOWEST TO HIGHEST       (000s)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
LAZARD RETIRE INTL
EQ, SERV
2006                  45,558       $1.24 to $1.24       $56,396         1.02%          0.90% to 0.90%      21.43%     to  21.43%
2005                  45,317       $1.02 to $1.02       $46,195         1.01%          0.90% to 0.90%       9.66%     to   9.66%
2004                  33,680       $0.93 to $0.93       $31,309         0.54%          0.90% to 0.90%      13.95%     to  13.95%
2003                  23,615       $0.82 to $0.82       $19,265         0.36%          0.90% to 0.90%      28.13%     to  28.13%
2002                   9,601       $0.64 to $0.64       $ 6,149         0.09%          0.90% to 0.90%     (11.11%)    to (11.11%)
------------------------------------------------------------------------------------------------------------------------------------
MFS INV GRO STOCK,
SERV CL
2006                  55,084       $0.71 to $0.71       $39,123           --           0.90% to 0.90%       6.34%     to   6.34%
2005                  53,003       $0.67 to $0.67       $35,399         0.14%          0.90% to 0.90%       3.30%     to   3.30%
2004                  47,014       $0.65 to $0.65       $30,398           --           0.90% to 0.90%       8.01%     to   8.01%
2003                  40,588       $0.60 to $0.60       $24,297           --           0.90% to 0.90%      22.45%     to  22.45%
2002                  29,771       $0.49 to $0.49       $14,668           --           0.90% to 0.90%     (28.99%)    to (28.99%)
------------------------------------------------------------------------------------------------------------------------------------
MFS NEW DIS, SERV
CL
2006                  28,100       $0.99 to $0.99       $27,946           --           0.90% to 0.90%      11.92%     to  11.92%
2005                  30,258       $0.89 to $0.89       $26,886           --           0.90% to 0.90%       4.09%     to   4.09%
2004                  33,509       $0.85 to $0.85       $28,605           --           0.90% to 0.90%       5.26%     to   5.26%
2003                  32,962       $0.81 to $0.81       $26,732           --           0.90% to 0.90%      32.79%     to  32.79%
2002                  27,079       $0.61 to $0.61       $16,607           --           0.90% to 0.90%     (32.97%)    to (32.97%)
------------------------------------------------------------------------------------------------------------------------------------
MFS UTILITIES, SERV
CL
2006                   3,484       $2.30 to $2.30        $7,996         1.60%          0.90% to 0.90%      29.79%     to  29.79%
2005                   1,757       $1.77 to $1.77        $3,108         0.39%          0.90% to 0.90%      15.53%     to  15.53%
2004                     609       $1.53 to $1.53        $  932         0.98%          0.90% to 0.90%      28.68%     to  28.68%
2003                     128       $1.19 to $1.19        $  152         0.67%          0.90% to 0.90%      33.71%     to  33.71%
2002                       3       $0.89 to $0.89        $    2           --           0.90% to 0.90%     (11.00%)(4) to (11.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
OPPEN GLOBAL SEC
VA, SERV
2006                   1,488       $1.26 to $1.26        $1,873         0.26%          0.90% to 0.90%     16.32%      to 16.32%
2005                      72       $1.08 to $1.08        $   78           --           0.90% to 0.90%      8.40%(7)   to  8.40%(7)
2004                      --          --       --            --           --             --       --          --            --
2003                      --          --       --            --           --             --       --          --            --
2002                      --          --       --            --           --             --       --          --            --
------------------------------------------------------------------------------------------------------------------------------------
OPPEN MAIN ST SM
CAP VA, SERV
2006                   1,290       $1.20 to $1.20        $1,549         0.01%          0.90% to 0.90%     13.63%      to 13.63%
2005                      73       $1.06 to $1.06        $   77           --           0.90% to 0.90%      5.91%(7)   to  5.91%(7)
2004                      --          --       --            --           --              --      --         --             --
2003                      --          --       --            --           --              --      --         --             --
2002                      --          --       --            --           --              --      --         --             --
------------------------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC
BOND VA, SERV
2006                   4,826       $1.06 to $1.06        $5,133         1.32%          0.90% to 0.90%      6.27%      to  6.27%
2005                     268       $1.00 to $1.00        $  268           --           0.90% to 0.90%      0.08%(7)   to  0.08%(7)
2004                      --          --       --            --           --             --       --         --             --
2003                      --          --       --            --           --             --       --         --             --
2002                      --          --       --            --           --             --       --         --             --
------------------------------------------------------------------------------------------------------------------------------------
PIONEER EQ INC VCT,
CL II
2006                   4,738       $1.46 to $1.46        $6,929         2.50%          0.90% to 0.90%      21.03%     to  21.03%
2005                   3,162       $1.21 to $1.21        $3,821         2.33%          0.90% to 0.90%       4.58%     to   4.58%
2004                   1,357       $1.16 to $1.16        $1,568         2.42%          0.90% to 0.90%      15.00%     to  15.00%
2003                     454       $1.00 to $1.00        $  456         2.46%          0.90% to 0.90%      20.48%     to  20.48%
2002                      10       $0.83 to $0.83        $    8         6.38%          0.90% to 0.90%     (17.00%)(4) to (17.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

77 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                     AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                     (000s)      LOWEST TO HIGHEST       (000s)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
PIONEER INTL VAL
VCT, CL II
2006                     831       $1.01 to $1.01       $    837          --           0.90% to 0.90%       0.69%(9)  to   0.69%(9)
2005                      --          --       --             --          --             --  --   --          --      --     --
2004                      --          --       --             --          --             --  --   --          --      --     --
2003                      --          --       --             --          --             --  --   --          --      --     --
2002                      --          --       --             --          --             --  --   --          --      --     --
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HLTH
SCIENCES, CL IB
2006                   2,290       $1.23 to $1.23       $  2,806        0.27%          0.90% to 0.90%       1.87%     to   1.87%
2005                   1,520       $1.20 to $1.20       $  1,828        0.05%          0.90% to 0.90%      12.19%     to  12.19%
2004                     928       $1.07 to $1.07       $    995        0.13%          0.90% to 0.90%       6.16%     to   6.16%
2003                     316       $1.01 to $1.01       $    319        0.18%          0.90% to 0.90%      17.44%     to  17.44%
2002                      15       $0.86 to $0.86       $     13          --           0.90% to 0.90%     (14.00%)(4) to (14.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT HI YIELD,
CL IB
2006                  13,795       $1.40 to $1.40       $ 19,336        7.62%          0.90% to 0.90%       9.53%     to   9.53%
2005                  14,203       $1.28 to $1.28       $ 18,174        8.12%          0.90% to 0.90%       2.17%     to   2.17%
2004                  14,352       $1.25 to $1.25       $ 17,975        7.94%          0.90% to 0.90%       9.55%     to   9.55%
2003                  12,550       $1.14 to $1.14       $ 14,347        8.74%          0.90% to 0.90%      25.27%     to  25.27%
2002                   8,008       $0.91 to $0.91       $  7,300       10.20%          0.90% to 0.90%      (2.15%)    to  (2.15%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL EQ,
CL IB
2006                   3,112       $1.68 to $1.68       $  5,218        0.56%          0.90% to 0.90%      26.58%     to  26.58%
2005                   2,512       $1.32 to $1.32       $  3,328        1.28%          0.90% to 0.90%      11.20%     to  11.20%
2004                   1,797       $1.19 to $1.19       $  2,140        1.19%          0.90% to 0.90%      15.15%     to  15.15%
2003                     862       $1.03 to $1.03       $    891        0.16%          0.90% to 0.90%      27.16%     to  27.16%
2002                      23       $0.81 to $0.81       $     19          --           0.90% to 0.90%     (19.00%)(4) to (19.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT INTL NEW
OPP, CL IB
2006                  21,524       $0.95 to $0.95       $ 20,385        1.29%          0.90% to 0.90%      25.00%     to  25.00%
2005                  20,916       $0.76 to $0.76       $ 15,848        0.63%          0.90% to 0.90%      17.31%     to  17.31%
2004                  20,093       $0.65 to $0.65       $ 12,977        0.97%          0.90% to 0.90%      12.33%     to  12.33%
2003                  19,531       $0.58 to $0.58       $ 11,231        0.29%          0.90% to 0.90%      31.82%     to  31.82%
2002                  17,014       $0.44 to $0.44       $  7,411        0.60%          0.90% to 0.90%     (13.73%)    to (13.73%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT NEW OPP,
CL IA
2006                 131,292       $1.47 to $1.47       $193,431        0.18%          0.90% to 0.90%       7.85%     to   7.85%
2005                 149,196       $1.37 to $1.37       $203,807        0.37%          0.90% to 0.90%       9.34%     to   9.34%
2004                 175,130       $1.25 to $1.25       $218,800          --           0.90% to 0.90%       9.58%     to   9.58%
2003                 199,866       $1.14 to $1.14       $227,873          --           0.90% to 0.90%      31.03%     to  31.03%
2002                 216,999       $0.87 to $0.87       $188,119          --           0.90% to 0.90%     (30.40%)    to (30.40%)
------------------------------------------------------------------------------------------------------------------------------------
PUT VT VISTA,
CL IB
2006                  17,846       $0.74 to $0.74       $ 13,193          --           0.90% to 0.90%       4.51%     to   4.51%
2005                  18,854       $0.71 to $0.71       $ 13,337          --           0.90% to 0.90%      11.15%     to  11.15%
2004                  20,265       $0.64 to $0.64       $ 12,898          --           0.90% to 0.90%      17.54%     to  17.54%
2003                  21,383       $0.54 to $0.54       $ 11,578          --           0.90% to 0.90%      31.71%     to  31.71%
2002                  19,518       $0.41 to $0.41       $  8,008          --           0.90% to 0.90%     (31.67%)    to (31.67%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2006                 303,589       $1.27 to $1.11       $338,363        2.47%          0.65% to 0.90%      13.64%     to  13.36%
2005                 340,778       $1.12 to $0.98       $334,939        2.58%          0.65% to 0.90%       3.25%     to   2.99%
2004                 382,279       $1.08 to $0.95       $364,765        2.02%          0.65% to 0.90%       8.14%(6)  to   8.62%
2003                   9,053       $0.87 to $0.87       $  7,915        2.29%          0.90% to 0.90%      19.18%     to  19.18%
2002                   5,364       $0.73 to $0.73       $  3,935        2.69%          0.90% to 0.90%     (14.12%)    to (14.12%)
------------------------------------------------------------------------------------------------------------------------------------

78 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                      AT DEC. 31                                      FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                      (000S)   LOWEST TO HIGHEST         (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
RVS VP CASH MGMT
2006                  87,146       $1.06 to $1.11       $ 96,908        4.41%          0.65% to 0.90%       3.81%     to   3.55%
2005                  72,076       $1.02 to $1.07       $ 77,390        2.56%          0.65% to 0.90%       1.94%     to   1.69%
2004                  79,776       $1.00 to $1.06       $ 84,209        0.86%          0.65% to 0.90%       0.19%(6)  to  (0.17%)
2003                  30,104       $1.06 to $1.06       $ 31,859        0.51%          0.90% to 0.90%       0.00%     to   0.00%
2002                  30,036       $1.06 to $1.06       $ 31,911        1.14%          0.90% to 0.90%       0.00%     to   0.00%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP CORE BOND
2006                     446       $1.03 to $1.03       $    458        4.20%          0.90% to 0.90%       2.89%     to   2.89%
2005                      82       $1.00 to $1.00       $     82        3.71%          0.90% to 0.90%      (0.30%)(7) to  (0.30%)(7)
2004                      --          --       --             --          --             --       --          --             --
2003                      --          --       --             --          --             --       --          --             --
2002                      --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV BOND
2006                 136,853       $1.09 to $1.35       $183,575        4.37%          0.65% to 0.90%       3.74%     to   3.48%
2005                 111,699       $1.05 to $1.30       $144,634        3.71%          0.65% to 0.90%       1.46%     to   1.21%
2004                  97,307       $1.03 to $1.28       $124,277        3.90%          0.65% to 0.90%       3.29%(6)  to   3.56%
2003                  30,825       $1.24 to $1.24       $ 38,240        3.56%          0.90% to 0.90%       3.33%     to   3.33%
2002                  25,601       $1.20 to $1.20       $ 30,671        5.11%          0.90% to 0.90%       4.35%     to   4.35%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP DIV EQ INC
2006                 243,400       $1.75 to $1.75       $426,689        1.41%          0.90% to 0.90%      18.67%     to  18.67%
2005                 179,394       $1.48 to $1.48       $264,999        1.61%          0.90% to 0.90%      12.49%     to  12.49%
2004                 112,731       $1.31 to $1.31       $148,035        1.64%          0.90% to 0.90%      17.15%     to  17.15%
2003                  52,001       $1.12 to $1.12       $ 58,292        1.61%          0.90% to 0.90%      40.00%     to  40.00%
2002                  33,573       $0.80 to $0.80       $ 26,902        1.63%          0.90% to 0.90%     (20.00%)    to (20.00%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP EMER MKTS
2006                  26,416       $2.14 to $2.14       $ 56,476        0.35%          0.90% to 0.90%      32.71%     to  32.71%
2005                  19,620       $1.61 to $1.61       $ 31,607        0.19%          0.90% to 0.90%      32.60%     to  32.60%
2004                   8,666       $1.21 to $1.21       $ 10,529        3.35%          0.90% to 0.90%      23.03%     to  23.03%
2003                   3,110       $0.99 to $0.99       $  3,071        1.88%          0.90% to 0.90%      39.44%     to  39.44%
2002                   1,680       $0.71 to $0.71       $  1,193          --           0.90% to 0.90%      (6.58%)    to  (6.58%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL BOND
2006                  30,512       $1.49 to $1.49       $ 45,482        3.28%          0.90% to 0.90%       5.78%     to   5.78%
2005                  24,417       $1.41 to $1.41       $ 34,408        3.82%          0.90% to 0.90%      (5.84%)    to  (5.84%)
2004                  15,432       $1.50 to $1.50       $ 23,096        4.10%          0.90% to 0.90%       9.04%     to   9.04%
2003                  10,179       $1.37 to $1.37       $ 13,972        7.40%          0.90% to 0.90%      11.38%     to  11.38%
2002                   5,217       $1.23 to $1.23       $  6,393        4.82%          0.90% to 0.90%      13.89%     to  13.89%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GLOBAL
INFLATION PROT SEC
2006                     722       $1.01 to $1.01       $    732        4.69%          0.90% to 0.90%       0.29%     to   0.29%
2005                      70       $1.01 to $1.01       $     72        4.77%          0.90% to 0.90%       0.70%(7)  to   0.70%(7)
2004                      --          --       --             --          --             --       --          --             --
2003                      --          --       --             --          --             --       --          --             --
2002                      --          --       --             --          --             --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP GRO
2006                 171,986       $0.59 to $0.59       $101,740        0.87%          0.90% to 0.90%      10.09%     to  10.09%
2005                 123,244       $0.54 to $0.54       $ 66,228        0.40%          0.90% to 0.90%       7.64%     to   7.64%
2004                  63,795       $0.50 to $0.50       $ 31,848        0.33%          0.90% to 0.90%       7.46%     to   7.46%
2003                  56,630       $0.46 to $0.46       $ 26,309        0.21%          0.90% to 0.90%      17.95%     to  17.95%
2002                  29,573       $0.39 to $0.39       $ 11,415        0.09%          0.90% to 0.90%     (26.42%)    to (26.42%)
------------------------------------------------------------------------------------------------------------------------------------

79 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                      AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                     --------------------------------------------  -----------------------------------------------------------------
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO            TOTAL RETURN
                      (000S)     LOWEST TO HIGHEST      (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)     LOWEST TO HIGHEST(3)
                     ---------------------------------------------------------------------------------------------------------------
RVS VP HI YIELD
BOND
2006                  68,955       $1.39 to $1.39       $ 95,510         7.43%         0.90% to 0.90%       9.83%    to    9.83%
2005                  58,225       $1.26 to $1.26       $ 73,432         6.44%         0.90% to 0.90%       3.09%    to    3.09%
2004                  47,910       $1.22 to $1.22       $ 58,611         6.97%         0.90% to 0.90%      10.40%    to   10.40%
2003                  35,448       $1.11 to $1.11       $ 39,284         7.56%         0.90% to 0.90%      24.72%    to   24.72%
2002                  17,181       $0.89 to $0.89       $ 15,347         7.65%         0.90% to 0.90%      (7.29%)   to   (7.29%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP INC OPP
2006                     489       $1.07 to $1.07       $    525         6.47%         0.90% to 0.90%       7.02%    to    7.02%
2005                      23       $1.00 to $1.00       $     24         6.10%         0.90% to 0.90%       0.76%(7) to    0.76%(7)
2004                       --         --       --             --           --            --       --           --            --
2003                       --         --       --             --           --            --       --           --            --
2002                       --         --       --             --           --            --       --           --            --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP INTL OPP
2006                 247,038       $1.01 to $1.01       $249,332         1.93%         0.90% to 0.90%      23.06%    to   23.06%
2005                 265,962       $0.82 to $0.82       $218,125         1.40%         0.90% to 0.90%      12.85%    to   12.85%
2004                 279,405       $0.73 to $0.73       $203,066         1.13%         0.90% to 0.90%      16.36%    to   16.36%
2003                   4,591       $0.62 to $0.62       $  2,868         0.94%         0.90% to 0.90%      26.53%    to   26.53%
2002                   2,713       $0.49 to $0.49       $  1,335         1.03%         0.90% to 0.90%     (19.67%)   to  (19.67%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP EQ
2006                 722,724       $1.29 to $0.86       $624,056         1.19%         0.65% to 0.90%      14.54%    to   14.25%
2005                 676,240       $1.12 to $0.75       $511,326         1.11%         0.65% to 0.90%       5.49%    to    5.23%
2004                 782,402       $1.06 to $0.72       $562,234         1.04%         0.65% to 0.90%       6.25%(6) to    4.94%
2003                   8,140       $0.68 to $0.68       $  5,558         0.63%         0.90% to 0.90%      28.30%    to   28.30%
2002                   2,365       $0.53 to $0.53       $  1,261         0.56%         0.90% to 0.90%     (23.19%)   to  (23.19%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP LG CAP VAL
2006                     206       $1.21 to $1.21       $    250         1.51%         0.90% to 0.90%      18.00%    to   18.00%
2005                       8       $1.03 to $1.03       $      8         3.03%         0.90% to 0.90%       3.14%(7) to    3.14%(7)
2004                       --         --       --             --           --            --       --           --            --
2003                       --         --       --             --           --            --       --           --            --
2002                       --         --       --             --           --            --       --           --            --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP GRO
2006                  11,366       $1.22 to $1.22       $ 13,862         0.27%         0.90% to 0.90%     (0.96%)    to   (0.96%)
2005                   4,303       $1.23 to $1.23       $  5,299           --          0.90% to 0.90%       9.14%    to    9.14%
2004                   3,384       $1.13 to $1.13       $  3,819           --          0.90% to 0.90%       8.13%    to    8.13%
2003                   1,416       $1.04 to $1.04       $  1,478           --          0.90% to 0.90%      20.93%    to   20.93%
2002                      30       $0.86 to $0.86       $     26           --         0.90%  to 0.90%     (14.00%)(4) to (14.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP MID CAP VAL
2006                   1,854       $1.21 to $1.21       $  2,245         1.05%         0.90% to 0.90%      14.29%    to   14.29%
2005                     111       $1.06 to $1.06       $    117         1.04%         0.90% to 0.90%       6.04%(7) to    6.04%(7)
2004                       --         --       --             --           --            --       --          --             --
2003                       --         --       --             --           --            --       --          --             --
2002                       --         --       --             --           --            --       --          --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP S&P 500
2006                  66,546       $0.99 to $0.99       $ 65,895         1.45%         0.90% to 0.90%      14.23%    to   14.23%
2005                  67,699       $0.87 to $0.87       $ 58,686         1.40%         0.90% to 0.90%       3.47%    to    3.47%
2004                  59,186       $0.84 to $0.84       $ 49,584         1.51%         0.90% to 0.90%       9.28%    to    9.28%
2003                  42,898       $0.77 to $0.77       $ 32,887         1.21%         0.90% to 0.90%      28.33%    to   28.33%
2002                  27,757       $0.60 to $0.60       $ 16,779         1.01%         0.90% to 0.90%     (24.05%)   to  (24.05%)
------------------------------------------------------------------------------------------------------------------------------------

80 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
RVS VP SELECT VAL
2006                    114     $1.14 to $1.14         $    129         1.91%        0.90% to 0.90%       14.79%     to  14.79%
2005                     10     $0.99 to $0.99         $     10         1.62%        0.90% to 0.90%       (0.91%)(7) to  (0.91%)(7)
2004                     --        --       --               --           --           --       --           --             --
2003                     --        --       --               --           --           --       --           --             --
2002                     --        --       --               --           --           --       --           --             --
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SHORT
DURATION
2006                 41,090     $1.05 to $1.24         $ 50,474         3.80%        0.65% to 0.90%        3.17%     to   2.91%
2005                 39,025     $1.01 to $1.20         $ 46,517         2.90%        0.65% to 0.90%        0.92%     to   0.67%
2004                 40,584     $1.00 to $1.19         $ 47,974         2.44%        0.65% to 0.90%        0.49%(6)  to  (0.05%)
2003                 21,369     $1.19 to $1.19         $ 25,493         2.29%        0.90% to 0.90%        0.00%     to   0.00%
2002                 15,724     $1.19 to $1.19         $ 18,645         2.89%        0.90% to 0.90%        5.31%     to   5.31%
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SM CAP ADV
2006                 23,069     $1.50 to $1.50         $ 34,637         0.04%        0.90% to 0.90%       10.69%     to  10.69%
2005                 23,710     $1.36 to $1.36         $ 32,162           --         0.90% to 0.90%        3.89%     to  3.89%
2004                 22,286     $1.31 to $1.31         $ 29,099           --         0.90% to 0.90%       17.48%     to  17.48%
2003                 15,293     $1.11 to $1.11         $ 16,996           --         0.90% to 0.90%       46.05%     to  46.05%
2002                  8,489     $0.76 to $0.76         $  6,438           --         0.90% to 0.90%      (17.39%)    to (17.39%)
------------------------------------------------------------------------------------------------------------------------------------
RVS VP SM CAP VAL
2006                 11,437     $1.64 to $1.64         $ 18,761         0.42%        0.90% to 0.90%       19.18%     to  19.18%
2005                  8,998     $1.38 to $1.38         $ 12,386         0.21%        0.90% to 0.90%        4.82%     to  4.82%
2004                  5,851     $1.31 to $1.31         $  7,683         0.04%        0.90% to 0.90%       18.94%     to  18.94%
2003                  1,739     $1.10 to $1.10         $  1,920         0.07%        0.90% to 0.90%       35.80%     to  35.80%
2002                     88     $0.81 to $0.81         $     71         0.37%        0.90% to 0.90%      (19.00%)(4) to (19.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
ROYCE MICRO-CAP,
INVEST CL
2006                 45,186     $2.82 to $2.82         $127,343         0.18%        0.90% to 0.90%       19.99%     to  19.99%
2005                 45,852     $2.35 to $2.35         $107,695         0.55%        0.90% to 0.90%       10.61%     to  10.61%
2004                 48,764     $2.12 to $2.12         $103,546           --         0.90% to 0.90%       12.83%     to  12.83%
2003                 40,575     $1.88 to $1.88         $ 76,363           --         0.90% to 0.90%       48.03%     to  48.03%
2002                 30,316     $1.27 to $1.27         $ 38,595           --         0.90% to 0.90%      (13.61%)    to (13.61%)
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVE VAL
2006                 58,081     $2.75 to $2.75         $159,858         1.32%        0.90% to 0.90%       14.75%     to  14.75%
2005                 59,381     $2.40 to $2.40         $142,433         1.33%        0.90% to 0.90%       13.60%     to  13.60%
2004                 55,869     $2.11 to $2.11         $117,961         0.55%        0.90% to 0.90%       18.82%     to  18.82%
2003                 49,539     $1.78 to $1.78         $ 88,028         0.20%        0.90% to 0.90%       41.27%     to  41.27%
2002                 39,900     $1.26 to $1.26         $ 50,193         0.22%        0.90% to 0.90%      (11.27%)    to (11.27%)
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTL SM CAP
2006                103,943     $1.54 to $1.54         $160,371         0.51%        0.90% to 0.90%       35.93%     to  35.93%
2005                 87,137     $1.14 to $1.14         $ 98,902         0.90%        0.90% to 0.90%       20.44%     to  20.44%
2004                 60,059     $0.94 to $0.94         $ 56,600         0.57%        0.90% to 0.90%       29.10%     to  29.10%
2003                 35,694     $0.73 to $0.73         $ 26,055         0.26%        0.90% to 0.90%       48.98%     to  48.98%
2002                 21,097     $0.49 to $0.49         $ 10,437           --         0.90% to 0.90%      (15.52%)    to (15.52%)
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SM CO
2006                 83,149     $1.89 to $1.89         $156,905         0.22%        0.90% to 0.90%        6.91%     to  6.91%
2005                 73,417     $1.77 to $1.77         $129,586           --         0.90% to 0.90%       10.26%     to  10.26%
2004                 56,162     $1.60 to $1.60         $ 89,904           --         0.90% to 0.90%       17.27%     to  17.27%
2003                 38,763     $1.37 to $1.37         $ 52,913           --         0.90% to 0.90%       42.71%     to  42.71%
2002                 23,134     $0.96 to $0.96         $ 22,248           --         0.90% to 0.90%      (17.95%)    to (17.95%)
------------------------------------------------------------------------------------------------------------------------------------

81 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                     AT DEC. 31                                       FOR THE YEAR ENDED DEC. 31
                    --------------------------------------------  ------------------------------------------------------------------
                     UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO             TOTAL RETURN
                     (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)  LOWEST TO HIGHEST(2)      LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------------
WF ADV VT ASSET ALLOC
2006                  4,011     $1.34 to $1.34          $5,390         2.47%         0.90% to 0.90%       11.14%     to  11.14%
2005                  2,353     $1.21 to $1.21          $2,846         2.23%         0.90% to 0.90%        4.05%     to   4.05%
2004                  1,345     $1.16 to $1.16          $1,563         2.48%         0.90% to 0.90%        8.36%     to   8.36%
2003                    441     $1.07 to $1.07          $  473         2.14%         0.90% to 0.90%       20.22%     to  20.22%
2002                     22     $0.89 to $0.89          $   19         3.06%         0.90% to 0.90%      (11.00%)(4) to (11.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT INTL CORE
2006                    961     $1.45 to $1.45          $1,393         1.93%         0.90% to 0.90%       19.73%     to  19.73%
2005                    746     $1.21 to $1.21          $  903         2.27%         0.90% to 0.90%        8.69%     to   8.69%
2004                    463     $1.11 to $1.11          $  516         0.23%         0.90% to 0.90%        8.65%     to   8.65%
2003                    134     $1.03 to $1.03          $  137         0.29%         0.90% to 0.90%       30.38%     to  30.38%
2002                      2     $0.79 to $0.79          $    1           --          0.90% to 0.90%      (21.00%)(4) to (21.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT OPP
2006                  2,414     $1.43 to $1.43          $3,459           --          0.90% to 0.90%       11.22%     to  11.22%
2005                  2,084     $1.29 to $1.29          $2,685           --          0.90% to 0.90%        6.84%     to   6.84%
2004                  1,705     $1.21 to $1.21          $2,057           --          0.90% to 0.90%       17.02%     to  17.02%
2003                    794     $1.03 to $1.03          $  818         0.03%         0.90% to 0.90%       35.53%     to  35.53%
2002                     58     $0.76 to $0.76          $   44         2.04%         0.90% to 0.90%      (24.00%)(4) to (24.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2006                  3,212     $1.48 to $1.48          $4,766           --          0.90% to 0.90%       21.66%     to  21.66%
2005                  1,729     $1.22 to $1.22          $2,109           --          0.90% to 0.90%        5.29%     to   5.29%
2004                  1,029     $1.16 to $1.16          $1,192           --          0.90% to 0.90%       12.75%     to  12.75%
2003                    380     $1.03 to $1.03          $  391           --          0.90% to 0.90%       41.10%     to  41.10%
2002                      2     $0.73 to $0.73          $    1           --          0.90% to 0.90%      (27.00%)(4) to (27.00%)(4)
------------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
     inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
     Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)  Operations commenced on June 3, 2002.

(5)  Operations commenced on Dec. 8, 2003.

(6)  Operations commenced on July 9, 2004.

(7)  Operations commenced on Aug. 30, 2005.

(8)  Operations commenced on April 28, 2006.

(9)  Operations commenced on Dec. 15, 2006.

*    No activity in 2002.

82 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, formerly IDS Life Insurance Company, (a wholly-owned subsidiary of Ameriprise Financial, Inc.) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2006 and 2005, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                         /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 26, 2007

83 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)

DECEMBER 31,                                                              2006          2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2006, $25,289;
      2005, $27,817)                                                     $24,995       $27,753
   Common and preferred stocks, at fair value (cost: 2006, $30;
      2005, $0)                                                               31            --
Mortgage loans on real estate, at cost (less allowance for loan
   losses: 2006, $37; 2005, $41)                                           2,790         2,842
Policy loans                                                                 642           605
Trading securities and other investments                                     241           548
------------------------------------------------------------------------------------------------
      Total investments                                                   28,699        31,748

Cash and cash equivalents                                                    160           272
Reinsurance recoverables                                                   1,137           983
Amounts due from brokers                                                       7             4
Other accounts receivable                                                     90            63
Accrued investment income                                                    309           329
Deferred acquisition costs                                                 4,411         4,036
Deferred sales inducement costs                                              452           370
Other assets                                                                 321           220
Separate account assets                                                   49,287        37,930
------------------------------------------------------------------------------------------------
      Total assets                                                       $84,873       $75,955
================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
Future policy benefits                                                   $29,561       $32,312
Policy claims and other policyholders' funds                                  93            90
Amounts due to brokers                                                       132            32
Deferred income taxes, net                                                    90             9
Other liabilities                                                            440           421
Separate account liabilities                                              49,287        37,930
------------------------------------------------------------------------------------------------
      Total liabilities                                                   79,603        70,794
------------------------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $30 par value; 100,000 shares authorized,
      issued and outstanding                                                   3             3
   Additional paid-in capital                                              2,021         2,020
   Retained earnings                                                       3,455         3,269
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                                      (168)          (91)
      Net unrealized derivative losses                                       (41)          (40)
------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive loss                               (209)         (131)
------------------------------------------------------------------------------------------------
      Total shareholder's equity                                           5,270         5,161
------------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity                         $84,873       $75,955
================================================================================================

See Notes to Consolidated Financial Statements.

84 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                              $   72         $   75        $   68
   Disability income and long term care insurance             322            295           284
------------------------------------------------------------------------------------------------
      Total premiums                                          394            370           352
Net investment income                                       1,661          1,789         1,775
Contractholder and policyholder charges                       637            577           555
Mortality and expense risk and other fees                     636            489           430
Net realized investment gain                                   51             48            27
------------------------------------------------------------------------------------------------
      Total revenues                                        3,379          3,273         3,139
------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                  28             42            37
   Investment contracts and universal life-type insurance     267            232           228
   Disability income and long term care insurance              83             76            67
Increase in liabilities for future policy benefits:
   Traditional life insurance                                  --              5             1
   Disability income and long term care insurance             143            141           123
Interest credited to account values                         1,052          1,111         1,128
Amortization of deferred acquisition costs                    356            316           261
Separation costs                                              131            121            --
Other insurance and operating expenses                        641            588           502
------------------------------------------------------------------------------------------------
      Total benefits and expenses                           2,701          2,632         2,347
------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change      678            641           792
Income tax provision                                          192            182           226
------------------------------------------------------------------------------------------------
Income before accounting change                               486            459           566
Cumulative effect of accounting change, net of tax             --             --           (70)
------------------------------------------------------------------------------------------------
      Net income                                           $  486         $  459        $  496
================================================================================================

See Notes to Consolidated Financial Statements.

85 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

YEARS ENDED DECEMBER 31,                                   2006            2005         2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $  486         $  459        $  496
Adjustments to reconcile net income to net cash provided
   by operating activities:
   Cumulative effect of accounting change, net of tax          --             --            70
   Amortization of deferred acquisition costs                 356            316           261
   Amortization of deferred sales inducement costs             48             40            34
   Capitalization of deferred acquisition costs              (687)          (633)         (534)
   Capitalization of deferred sales inducement costs         (126)           (94)          (71)
   Amortization of premium, net                                75             83            93
   Deferred income taxes                                      123            122            70
   Contractholder and policyholder charges, non-cash         (220)          (232)         (232)
   Net realized investment gain                               (51)           (48)          (27)
   Net realized gain on trading securities and equity
      method investments in hedge funds                       (16)           (24)          (38)
Change in operating assets and liabilities:
   Trading securities and equity method investments in
      hedge funds, net                                        297            247             7
   Future policy benefits for traditional life,
      disability income and long term care insurance          274            230           235
   Policy claims and other policyholders' funds                 2             20             2
   Policy loans, excluding universal life-type insurance:
      Repayment                                                35             36            37
      Issuance                                                (39)           (39)          (39)
   Reinsurance recoverables                                  (154)          (106)         (122)
   Other accounts receivable                                  (27)           (10)           16
   Accrued investment income                                   20             23             4
   Other assets and liabilities, net                         (280)            47            (3)
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                     116            437           259
------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Proceeds from sales                                      1,897          3,124         1,603
   Maturities, sinking fund payments and calls              2,014          2,242         1,931
   Purchases                                               (1,433)        (5,780)       (4,393)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                      519            653           690
   Purchases                                                 (441)          (543)         (402)
Change in amounts due to and from brokers, net                 98           (128)          (71)
Change in restricted cash                                      --            536           299
------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES         2,654            104          (343)
------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and universal
 life-type insurance:
   Considerations received                                  1,267          1,532         2,351
   Interest credited to account values                      1,052          1,111         1,128
   Surrenders and other benefits                           (4,869)        (3,330)       (2,716)
Policy loans:
   Repayment                                                  108             89            84
   Issuance                                                  (140)          (103)          (93)
Capital contribution from Ameriprise Financial, Inc.           --            650            --
Cash dividend to Ameriprise Financial, Inc.                  (300)          (380)         (930)
------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                      (2,882)          (431)         (176)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS         (112)           110          (260)
Cash and cash equivalents at beginning of year                272            162           422
------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                   $  160         $  272        $  162
================================================================================================

Supplemental disclosures:
   Income taxes paid, net                                  $   64         $   96        $  196
   Interest paid on borrowings                             $    1         $   --        $   --

See Notes to Consolidated Financial Statements.

86 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2006
(IN MILLIONS)

                                                                       ADDITIONAL                ACCUMULATED OTHER
                                                           COMMON       PAID-IN        RETAINED    COMPREHENSIVE
                                                           STOCK        CAPITAL        EARNINGS    INCOME/(LOSS)     TOTAL
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                              $    3        $1,370         $3,624         $  399        $5,396
Comprehensive income:
   Net income                                                  --            --            496             --           496
   Change in unrealized holding losses on securities, net      --            --             --            (35)          (35)
   Change in unrealized derivative losses, net                 --            --             --            (23)          (23)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           438
Cash dividends to Ameriprise Financial, Inc.                   --            --           (930)            --          (930)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                              $    3        $1,370         $3,190         $  341        $4,904
Comprehensive loss:
   Net income                                                  --            --            459             --           459
   Change in unrealized holding losses on securities, net      --            --             --           (461)         (461)
   Change in unrealized derivative losses, net                 --            --             --            (11)          (11)
                                                                                                                    -------
Total comprehensive loss                                       --            --             --             --           (13)
Capital contribution from Ameriprise Financial, Inc.           --           650             --             --           650
Cash dividend to Ameriprise Financial, Inc.                    --            --           (380)            --          (380)
-----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                              $    3        $2,020         $3,269         $ (131)       $5,161
Comprehensive income:
   Net income                                                  --            --            486             --           486
   Change in unrealized holding losses on securities, net      --            --             --            (77)          (77)
   Change in unrealized derivative losses, net                 --            --             --             (1)           (1)
                                                                                                                    -------
Total comprehensive income                                     --            --             --             --           408
Tax adjustment of share-based incentive employee
   compensation plan                                           --             1             --             --             1
Cash dividend to Ameriprise Financial, Inc.                    --            --           (300)            --          (300)
-----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                              $    3        $2,021         $3,455         $ (209)       $5,270
=============================================================================================================================

See Notes to Consolidated Financial Statements.

87 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Company, formerly known as IDS Life Insurance Company, is a stock life insurance company with one wholly-owned operating subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

o RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

o RiverSource Life of NY is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY issues insurance and annuity products.

On December 31, 2006, IDS Life Insurance Company completed an Agreement and Plan of Merger with both American Enterprise Life Insurance Company ("American Enterprise Life") and American Partners Life Insurance Company ("American Partners Life") whereby both companies merged with and into IDS Life Insurance Company. As a result of the merger, American Enterprise Life and American Partners Life ceased to exist. Prior to the merger, both companies were wholly-owned operating subsidiaries of IDS Life Insurance Company. Immediately following the merger, IDS Life Insurance Company changed its name to RiverSource Life Insurance Company.

Also on December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life Insurance Company of New York ("IDS Life of New York"). As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

RiverSource Life Insurance Company and its subsidiary are referred to collectively in these notes as "RiverSource Life".

No material effect on the consolidated financial condition and results of operations is expected for RiverSource Life as a result of the mergers.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life has been allocated $252 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a significant portion of the remaining separation costs in 2007. RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life has the option of paying a higher rate set at its discretion. In addition, persons owning one type of annuity may have their interest calculated based on an increase in a broad-based stock market index. RiverSource Life issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life discontinued underwriting new long term care ("LTC")

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policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and, its wholly-owned subsidiary, RiverSource Life of NY. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 11. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
RiverSource Life consolidates all entities in which it holds a greater than 50% voting interest, except for variable interest entities which are consolidated when certain conditions are met and immaterial seed money investments in separate accounts, which are accounted for as trading securities. Entities in which RiverSource Life holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. Additionally, other investments in hedge funds in which RiverSource Life holds an interest that is less than 50% are accounted for under the equity method. All other investments are accounted for under the cost method where RiverSource Life owns less than a 20% voting interest and does not exercise significant influence, or as Available-for-Sale securities, as applicable.

RiverSource Life also consolidates all variable interest entities ("VIEs") for which it is considered to be the primary beneficiary. The determination as to whether an entity is a VIE is based on the amount and characteristics of the entity's equity. The determination as to whether RiverSource Life is considered to be the primary beneficiary is based on whether RiverSource Life will absorb a majority of the VIE's expected losses, receive a majority of the VIE's expected residual return, or both. RiverSource Life liquidated its interest in all consolidated VIEs during 2004 and 2005. There were no consolidated VIEs as of December 31, 2006 and 2005.

Qualifying Special Purpose Entities ("QSPEs") are not consolidated. Such QSPEs included a securitization trust containing a majority of RiverSource Life's rated collateralized debt obligations ("CDOs") for which RiverSource Life sold all of its retained interests in 2005.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments and hedging activities, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

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BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in consolidated results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Consolidated Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments are hedge fund investments, separate account and mutual fund seed money and syndicated loans. Separate account and mutual fund seed money is carried at fair market value with changes in value recognized within net investment income. The carrying value of equity method investments in hedge funds reflects RiverSource Life's original investment and its share of earnings or losses of the hedge funds subsequent to the date of investment, and approximate fair value. Syndicated loans reflect amortized cost less allowance for losses.

CASH AND CASH EQUIVALENTS
RiverSource Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life remains primarily liable as the direct insurer on all risks reinsured.

Generally, RiverSource Life reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life began reinsuring risks at this level beginning in 2001 for term life insurance and 2002 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies except those sold by RiverSource Life of NY prior to 1996, RiverSource Life retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to affiliates of Genworth Financial, Inc. ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life's long term care liabilities was $945 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2001, risk on most term life policies is reinsured on a coinsurance basis.

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RiverSource Life retains all risk for new claims on disability income ("DI")
contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are recorded at fair value within other assets or liabilities. The fair value of RiverSource Life's derivative financial instruments is determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs. In certain instances, the fair value includes structuring costs incurred at the inception of the transaction. The accounting for the change in the fair value of a derivative financial instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life generally designates its hedges as cash flows hedges or accounts for them as economic hedges.

For derivative financial instruments that qualify as cash flow hedges, the effective portions of the gain or loss on the derivative instruments are reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported currently in earnings as a component of net investment income. If a hedge is de-designated or terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is recognized into earnings over the period that the hedged item impacts earnings. For any hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

Derivative financial instruments that are entered into for hedging purposes are designated as such at the time RiverSource Life enters into the contract. For all derivative financial instruments that are designated for hedging activities, RiverSource Life formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. RiverSource Life formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is not highly effective as a hedge, RiverSource Life will discontinue the application of hedge accounting.

RiverSource Life currently has economic hedges that either do not qualify or are not designated as accounting hedges. For derivative financial instruments that do not qualify for hedge accounting, or are not designated as hedges, changes in fair value are reported in current period earnings generally as a component of net investment income.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, equity indexed annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

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The majority of the variable annuity contracts offered by RiverSource Life contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for equity indexed annuities are equal to the accumulation of host contract values covering guaranteed benefits and the market value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

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Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale; commercial mortgage loans on real estate and policy loans; mark-to-market of trading securities and certain derivatives; and pro-rata share of net income or loss of equity method investments in hedge funds. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life's separate account assets. RiverSource Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts and equity indexed annuities in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

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For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life's consolidated results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimate will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life from its parent, Ameriprise Financial for RiverSource Life's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

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3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life is currently evaluating the impact of SFAS 157 on its consolidated financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life's consolidated financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its consolidated financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life's consolidated financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life's consolidated financial condition and results of operations was not material.

95 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $210 million and an after-tax decrease to retained earnings of approximately $137 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $71 million ($109 million pretax). The cumulative effect of accounting change consisted of: (i) $43 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($33 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($10 million); and (ii) $66 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs of insurance charges are expected to be less than future death benefits ($92 million) and from considering these liabilities in valuing DAC associated with those contracts ($26 million offset). Prior to RiverSource Life's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $53 million (of which $33 million was part of the adoption charges described previously). RiverSource Life's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

The following is a summary of Available-for-Sale securities by type:
---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2006 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $12,232        $   119       $  (262)       $12,089
Mortgage and other asset-backed securities                  9,398             27          (175)         9,250
Foreign corporate bonds and obligations                     3,080             39           (68)         3,051
U.S. government and agencies obligations                      295             13            (5)           303
State and municipal obligations                               165              4            (4)           165
Foreign government bonds and obligations                      117             18            --            135
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     25,289            220          (514)        24,995
Common and preferred stocks                                    30              1            --             31
---------------------------------------------------------------------------------------------------------------
   Total                                                  $25,319        $   221       $  (514)       $25,026
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

96 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                           GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED        FAIR
DECEMBER 31, 2005 (IN MILLIONS)                            COST            GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                 $13,319        $   208       $  (199)       $13,328
Mortgage and other asset-backed securities                 10,805             46          (159)        10,692
Foreign corporate bonds and obligations                     3,149             67           (55)         3,161
U.S. government and agencies obligations                      300             16            (5)           311
State and municipal obligations                               114              3            (3)           114
Foreign government bonds and obligations                      128             17            --            145
Structured investments(a)                                       2             --            --              2
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                     27,817            357          (421)        27,753
Common and preferred stocks                                    --             --            --             --
---------------------------------------------------------------------------------------------------------------
   Total                                                  $27,817        $   357       $  (421)       $27,753
===============================================================================================================

(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% of RiverSource Life's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $1.2 billion and $1.0 billion of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                                       2006          2005
-------------------------------------------------------------------------------------------------
AAA                                                                           38%           40%
AA                                                                             9             6
A                                                                             19            21
BBB                                                                           27            26
Below investment grade                                                         7             7
-------------------------------------------------------------------------------------------------
   Total                                                                     100%          100%
=================================================================================================

At December 31, 2006 and 2005, approximately 47% of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 1,166      $   (16)     $ 7,680      $  (246)     $ 8,846      $  (262)
Mortgage and other asset-backed securities                862           (5)       6,616         (170)       7,478         (175)
Foreign corporate bonds and obligations                   196           (3)       1,834          (65)       2,030          (68)
U.S. government and agencies obligations                    5           --          214           (5)         219           (5)
State and municipal obligations                             3           --           81           (4)          84           (4)
Foreign government bonds and obligations                   --           --            3           --            3           --
Structured investments                                      1           --           --           --            1           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $ 2,233      $   (24)     $16,428      $  (490)     $18,661      $  (514)
================================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN MILLIONS)                                          LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                       FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                             VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                             $ 6,184      $  (133)     $ 1,619      $   (66)     $ 7,803      $  (199)
Mortgage and other asset-backed securities              6,002          (88)       2,059          (71)       8,061         (159)
Foreign corporate bonds and obligations                 1,204          (31)         535          (24)       1,739          (55)
U.S. government and agencies obligations                  149           (3)          72           (2)         221           (5)
State and municipal obligations                            67           (2)          15           (1)          82           (3)
Foreign government bonds and obligations                   13           --           --           --           13           --
Structured investments                                      2           --           --           --            2           --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                              $13,621      $  (257)     $ 4,300      $  (164)     $17,921      $  (421)
================================================================================================================================

97 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, RiverSource Life considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN MILLIONS, EXCEPT
NUMBER OF SECURITIES)            LESS THAN 12 MONTHS                 12 MONTHS OR MORE                          TOTAL
-----------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                               GROSS                               GROSS
RATIO OF FAIR VALUE TO     NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED    NUMBER OF    FAIR     UNREALIZED
AMORTIZED COST             SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES      SECURITIES   VALUE      LOSSES
-----------------------------------------------------------------------------------------------------------------------------------
95% - 100%                    178     $ 2,233     $   (24)        657     $15,304     $  (407)        835     $17,537     $  (431)
90% - 95%                      --          --          --          59       1,035         (69)         59       1,035         (69)
80% - 90%                      --          --          --           6          89         (14)          6          89         (14)
-----------------------------------------------------------------------------------------------------------------------------------
   Total                      178     $ 2,233     $   (24)        722     $16,428     $  (490)        900     $18,661     $  (514)
===================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industries or with any individual securities. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto and paper industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of
Note 2 for information regarding RiverSource Life's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive income
(loss):

(IN MILLIONS)                                                               2006         2005         2004
------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $63, $261 and $23, respectively      $(116)       $(485)       $ 42
Reclassification of realized gains, net of tax of $17, $17 and
   $11, respectively                                                         (33)         (32)        (20)
DAC, net of tax of $15, $28 and $3, respectively                              29           53           6
DSIC, net of tax of $2, $5 and $4, respectively                                3            8          (7)
Fixed annuity liabilities, net of tax of $22, $3 and $30, respectively        40           (5)        (56)
------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                           $ (77)       $(461)       $(35)
============================================================================================================

98 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN MILLIONS)                                              COST           VALUE
----------------------------------------------------------------------------------
Due within one year                                       $   521        $   522
Due after one year through five years                       6,625          6,592
Due after five years through 10 years                       7,558          7,395
Due after 10 years                                          1,185          1,234
----------------------------------------------------------------------------------
                                                           15,889         15,743
Mortgage and other asset-backed securities                  9,398          9,250
Structured investments                                          2              2
Common and preferred stocks                                    30             31
----------------------------------------------------------------------------------
Total                                                     $25,319        $25,026
==================================================================================

The expected payments on mortgage and other asset-backed securities and structured investments may not coincide with their contractual maturities. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Sales                                                     $ 1,897        $ 3,124      $ 1,603
Maturities, sinking fund payments and calls               $ 2,014        $ 2,242      $ 1,931
Purchases                                                 $(1,433)       $(5,780)     $(4,393)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN MILLIONS)                                              2006            2005         2004
-----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $    60        $   108      $    48
Gross realized losses from sales                          $   (10)       $   (39)     $   (18)
Other-than-temporary impairments                          $    --        $   (19)     $    --

The $19 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $25 million.

At December 31, 2006 and 2005, bonds carried at $18 and $16 million, respectively, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET
The following is a summary of commercial mortgage loans on real estate and syndicated loans at December 31:

(IN MILLIONS)                                              2006            2005
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate                  $ 2,827        $ 2,883
Less: allowance for loan losses                               (37)           (41)
----------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net             $ 2,790        $ 2,842
==================================================================================

Syndicated loans                                          $   112        $   131
Less: allowance for loan losses                                (4)            (4)
----------------------------------------------------------------------------------
Net syndicated loans                                      $   108        $   127
==================================================================================

Commercial mortgage loans are first mortgages on real estate. RiverSource Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

Syndicated loans, which are included as a component of other investments, represent loans in which a group of lenders provide funds to borrowers. There is usually one originating lender which retains a small percentage and syndicates the remainder.

99 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

At December 31, 2006 and 2005, RiverSource Life's recorded investment in impaired commercial mortgage loans on real estate was nil and $14 million, respectively, with related allowances for commercial mortgage loan losses of nil and $4 million, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $3 million and $6 million, respectively. RiverSource Life recognized nil, nil, and $1 million of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN MILLIONS)                                          2006      2005      2004
--------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                   $41       $45       $47
Provision for commercial mortgage loan losses           --        --         9
Foreclosures, write-offs and loan sales                 (4)       (4)      (11)
--------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                 $37       $41       $45
================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION (IN MILLIONS)      SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Atlantic                                                   $  859         $   41          $  852        $   22
North Central                                                 739             22             843             6
Pacific                                                       397             15             364            27
Mountain                                                      298             13             352             9
South Central                                                 337              1             308            22
New England                                                   197              2             164            21
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

                                                                    2006                           2005
-----------------------------------------------------------------------------------------------------------------
                                                          ON-BALANCE       FUNDING      ON-BALANCE      FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE (IN MILLIONS)    SHEET        COMMITMENTS      SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------------------------------
Office buildings                                           $  962         $    4          $1,048        $   36
Shopping centers and retail                                   718             71             704            37
Apartments                                                    470              2             454            11
Industrial buildings                                          458             12             454            12
Hotels and motels                                              89              4              92             6
Medical buildings                                              45             --              47             3
Mixed use                                                      44             --              39            --
Retirement homes                                               --             --               5            --
Other                                                          41              1              40             2
-----------------------------------------------------------------------------------------------------------------
                                                            2,827             94           2,883           107
Less: allowance for loan losses                               (37)            --             (41)           --
-----------------------------------------------------------------------------------------------------------------
   Total                                                   $2,790         $   94          $2,842        $  107
=================================================================================================================

Commitments to fund commercial mortgages were made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Income on fixed maturities                          $1,408    $1,449    $1,451
Income on commercial mortgage loans
   on real estate                                      181       197       221
Trading securities and other investments                89       164       138
--------------------------------------------------------------------------------
                                                     1,678     1,810     1,810
Less: investment expenses                               17        21        35
--------------------------------------------------------------------------------
   Total                                            $1,661    $1,789    $1,775
================================================================================

100 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Net realized investment gain for the years ended December 31 is summarized as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Fixed maturities                                    $   50    $   50    $   31
Commercial mortgage loans
   on real estate                                        1        (2)       (3)
Trading securities and other investments                --        --        (1)
--------------------------------------------------------------------------------
   Total                                            $   51    $   48    $   27
================================================================================

5. VARIABLE INTEREST ENTITIES

During the years ended December 31, 2005 and 2004, RiverSource Life consolidated three secured loan trusts ("SLTs") which provided returns to investors primarily based on the performance of an underlying portfolio of high-yield loans and which were managed by an affiliate. One SLT was liquidated in 2004, resulting in a cumulative pretax charge of $24 million. An additional $4 million pretax charge was incurred in 2004 due to the expected liquidation of the two remaining SLTs in 2005. Those remaining SLTs were liquidated in 2005, resulting in a $14 million pretax gain for the year ended December 31, 2005. Consolidated results of operations for the year ended December 31, 2004 included non-cash charges related to the liquidated SLTs of $28 million that included a $24 million charge related to the complete liquidation of an SLT in 2004.

RiverSource Life has other significant variable interests for which it is not considered the primary beneficiary and, therefore, does not consolidate. These interests are represented by carrying values of $2 million of CDO residual tranches managed by an affiliate where RiverSource Life is not the primary beneficiary. RiverSource Life's maximum exposure to loss as a result of its investment in the CDO residual tranches is represented by the carrying value.

6. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $4,036    $3,638    $3,336
Impact of SOP 03-1                                      --        --        20
Capitalization of acquisition costs                    687       633       534
Amortization, excluding impact of changes
   in assumptions                                     (409)     (383)     (341)
Amortization, impact of annual third quarter
   changes in DAC-related assumptions                   38        67        24
Amortization, impact of other quarter changes
   in DAC-related assumptions(a)                        15        --        56
Impact of changes in net unrealized
   securities losses                                    44        81         9
--------------------------------------------------------------------------------
Balance, end of year                                $4,411    $4,036    $3,638
================================================================================

(a) Amount in 2004 was primarily related to a $66 million reduction in DAC amortization expense to reflect the lengthening of the amortization periods for certain annuity and life insurance products impacted by RiverSource Life's adoption of SOP 03-1 on January 1, 2004, partially offset by a $10 million increase in amortization expense due to a LTC DAC valuation system conversion.

The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                        2006      2005      2004
--------------------------------------------------------------------------------
Balance, beginning of year                          $  370    $  303    $  279
Impact of SOP 03-1                                      --        --        (3)
Capitalization of sales inducements                    126        94        71
Amortization                                           (48)      (40)      (34)
Impact of changes in net unrealized securities
   losses (gains)                                        4        13       (10)
--------------------------------------------------------------------------------
Balance, end of year                                $  452    $  370    $  303
================================================================================

7. LINES OF CREDIT

RiverSource Life has available a committed line of credit with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR plus 28 basis points. There were no amounts outstanding on this line of credit at December 31, 2006.

Also, RiverSource Life has a collateral loan agreement with Ameriprise Financial aggregating up to $75 million. The interest rate for any borrowings is equal to the preceding month's effective new money rate for RiverSource Life's permanent investments. There were no amounts outstanding at December 31, 2006 and 2005.

101 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

8. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life contain GMDB provisions. RiverSource Life also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in-force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life has established additional liabilities as of December 31:

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN MILLIONS, EXCEPT AGE)                                                                           2006             2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN
OF PREMIUM:
                                              Total contract value                                 $17,418          $ 9,107
                                              Contract value in separate accounts                  $15,859          $ 7,410
                                              Net amount at risk(2)                                $    13          $    17
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
SIX-YEAR RESET:
                                              Total contract value                                 $23,544          $24,608
                                              Contract value in separate accounts                  $20,058          $20,362
                                              Net amount at risk(2)                                $   227          $   763
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
ONE-YEAR RATCHET:
                                              Total contract value                                 $ 6,729          $ 5,129
                                              Contract value in separate accounts                  $ 5,902          $ 4,211
                                              Net amount at risk(2)                                $    26          $    45
                                              Weighted average attained age                             61               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR
FIVE-YEAR RATCHET:
                                              Total contract value                                 $   907          $   537
                                              Contract value in separate accounts                  $   870          $   502
                                              Net amount at risk(2)                                $    --          $    --
                                              Weighted average attained age                             57               56
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:
                                              Total contract value                                 $   586          $   456
                                              Contract value in separate accounts                  $   530          $   390
                                              Net amount at risk(2)                                $    11          $    16
                                              Weighted average attained age                             64               63
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:
                                              Total contract value                                 $   811          $   620
                                              Contract value in separate accounts                  $   730          $   536
                                              Net amount at risk(2)                                $    62          $    35
                                              Weighted average attained age                             62               61
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:
                                              Total contract value                                 $   928          $   793
                                              Contract value in separate accounts                  $   853          $   712
                                              Net amount at risk(2)                                $    14          $    16
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                                 $ 4,791          $ 2,542
                                              Contract value in separate accounts                  $ 4,761          $ 2,510
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             61               60
-----------------------------------------------------------------------------------------------------------------------------

102 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1) (CONTINUED)
(IN MILLIONS, EXCEPT AGE)                                                                           2006              2005
-----------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:
                                              Total contract value                                 $ 2,396          $    --
                                              Contract value in separate accounts                  $ 2,349          $    --
                                              Benefit amount in excess of account value            $    --          $    --
                                              Weighted average attained age                             63               --
CONTRACTS WITH GMAB:
                                              Total contract value                                 $ 1,350          $   161
                                              Contract value in separate accounts                  $ 1,340          $   161
                                              Benefit amount in excess of account value            $    --          $     1
                                              Weighted average attained age                             55               56
-----------------------------------------------------------------------------------------------------------------------------

(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.

(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $16          $ 4       $ 9        $ 1
Reported claims                                                                        8           --        --         --
Liability (asset) balance at December 31                                              26            5       (12)        (5)
Incurred claims (adjustments) (sum of reported and change in liability (assets))      18            1       (21)        (6)

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN MILLIONS)                                                                     GMDB & GGU     GMIB       GMWB       GMAB
-----------------------------------------------------------------------------------------------------------------------------
Liability balance at January 1                                                       $29          $ 3       $--        $--
Reported claims                                                                       12           --        --         --
Liability balance at December 31                                                      16            4         9          1
Incurred claims (adjustments) (sum of reported and change in liability)               (1)           1         9          1

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Fixed annuities                                           $16,841        $18,793
Equity indexed annuities accumulated host values              267            296
Equity indexed annuities embedded derivative reserve           50             38
Variable annuities, with fixed sub-accounts                 5,975          6,999
GMWB variable annuity guarantees                              (12)             9
Other variable annuity guarantees                              26             21
----------------------------------------------------------------------------------
   Total annuities                                         23,147         26,156
VUL/UL insurance contract fixed sub-account                 2,562          2,552
Other life, disability income and long term care insurance  3,852          3,604
----------------------------------------------------------------------------------
   Total future policy benefits                            29,561         32,312
Policy claims and other policyholders' funds                   93             90
----------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                          $29,654        $32,402
==================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Variable annuity contract reserves                        $43,515        $33,155
VUL insurance contract reserves                             5,772          4,775
----------------------------------------------------------------------------------
   Total separate account liabilities                     $49,287        $37,930
==================================================================================

103 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life generally invests the proceeds from the annuity payments in fixed rate securities. The interest rate risks under these obligations are partially hedged with derivative instruments. These derivatives are cash flow hedges of interest credited on forecasted sales rather than a hedge of in-force risk. These derivatives consisted of interest rate swaptions with a notional value of $1.2 billion at both December 31, 2006 and 2005. The fair value of these swaptions was $2 million and $8 million at December 31, 2006 and 2005, respectively.

Equity Indexed Annuities
The Index 500 Annuity, RiverSource Life's equity indexed annuity product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. RiverSource Life generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. The equity component of these annuities is considered an embedded derivative and is accounted for separately. The change in fair value of the embedded derivative reserve is reflected in interest credited to account values. As a means of economically hedging its obligation under the stock market return provision, RiverSource Life purchases and writes index options and enters into futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options and futures as of December 31 were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options and futures          $ 271     $  40    $ 358    $  30
Written options                        $ (67)    $  (1)   $(101)   $  (1)

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The GMWB and GMAB provisions are considered embedded derivatives and are accounted for separately. The changes in fair values of these embedded derivative reserves are reflected in death and other benefits for investment contracts and universal life-type insurance. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life does not currently hedge its risk under the GMAB, GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $2.5 billion at December 31, 2005 to $7.2 billion at December 31, 2006. As a means of economically hedging its obligation under the GMWB provisions, RiverSource Life purchases structured equity put options, enters into interest rate swaps and trades equity futures contracts. The changes in the fair value of these hedge derivatives are included in net investment income. The notional amounts and fair value assets (liabilities) of these options, swaps and futures as of December 31, were as follows:

                                              2006            2005
--------------------------------------------------------------------------
                                      NOTIONAL   FAIR   NOTIONAL   FAIR
(IN MILLIONS)                          AMOUNT    VALUE   AMOUNT    VALUE
--------------------------------------------------------------------------
Purchased options                     $1,410    $  171   $  629   $   95
Interest rate swaps                   $  359    $   (1)  $   --   $   --
Sold equity futures                   $ (111)   $   --   $   --   $   --

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life also offers term and whole life insurance as well as disability products. RiverSource Life no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

104 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

10. INCOME TAXES

RiverSource Life qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions (benefits) for income taxes for the years ended December 31 were:

(IN MILLIONS)                                                2006           2005        2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                    $66            $56        $160
   State                                                        3              4          (4)
----------------------------------------------------------------------------------------------
Total current income tax                                       69             60         156
Deferred federal income tax                                   123            122          70
----------------------------------------------------------------------------------------------
Income tax provision                                         $192           $182        $226
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                             2006           2005        2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%       35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (6.5)          (9.4)       (4.0)
   State taxes, net of federal benefit                        0.3            0.4        (0.3)
   Taxes applicable to prior years                             --            3.2        (2.6)
   Other, net                                                (0.5)          (0.8)        0.4
----------------------------------------------------------------------------------------------
Income tax provision                                         28.3%          28.4%       28.5%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN MILLIONS)                                               2006           2005
----------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                  $1,146         $1,102
   Investment related                                          75             70
   Net unrealized losses on Available-for Sale
      securities and derivatives                              115             71
   Other                                                       45             62
----------------------------------------------------------------------------------
Gross deferred income tax assets                            1,381          1,305

Deferred income tax liabilities:
   Deferred acquisition costs                               1,253          1,154
   Deferred sales inducement costs                            158            130
   Other                                                       60             30
----------------------------------------------------------------------------------
Gross deferred income tax liabilities                       1,471          1,314
----------------------------------------------------------------------------------
Net deferred income tax liabilities                        $   90         $    9
==================================================================================

A portion of RiverSource Life's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life has made distributions of $1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life is liquidated. Deferred income taxes had not been previously established.

105 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life has $156 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life has $45 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive loss in the Consolidated Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Net unrealized securities losses                           $   41         $  248      $   19
Net unrealized derivative losses                                1              6          12
----------------------------------------------------------------------------------------------
Net income tax benefit                                     $   42         $  254      $   31
==============================================================================================

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $1.2 billion and $925 million as of December 31, 2006 and 2005, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. For 2007, dividends or distributions in excess of $469 million would be extraordinary.

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Statutory net gain from operations                         $  469         $  327      $  438
Statutory net income                                          514            339         438
Statutory capital and surplus                               3,258          2,942       2,277

12. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life received $76 million from RiverSource Investments, LLC for administrative services RiverSource Life provided. For the year ended December 31, 2005, RiverSource Life received $56 million from Ameriprise Financial and $20 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life received $82 million from Ameriprise Financial for administrative services.

106 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

RiverSource Life participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life's share of the total net periodic pension cost was approximately $1 million for each of the years ended December 31, 2006, 2005 and 2004.

RiverSource Life participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $2 million in 2006, $1 million in 2005 and $1 million in 2004.

RiverSource Life also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $3 million, $2 million and $2 million, respectively.

RiverSource Life participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2006, 2005 and 2004 was approximately $1 million each year.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $755 million, $725 million and $601 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life may not be reflective of expenses that would have been incurred by RiverSource Life on a stand-alone basis.

RiverSource Life paid $300 million of dividends to Ameriprise Financial during 2006, comprised of $100 million of extraordinary cash dividends in each of the second and third quarters of 2006 and $100 million of ordinary cash dividends in the fourth quarter of 2006. Prior to the payment of the extraordinary cash dividends, RiverSource Life made the required advance notices to the Minnesota Department of Commerce, its primary state regulator, and received responses stating there were no objections to the payment of these dividends. The ordinary cash dividends paid in the fourth quarter 2006 did not require prior notification and response from the Minnesota Department of Commerce. RiverSource Life of NY paid ordinary dividends to RiverSource Life during the second quarter of 2006 of $23 million. In connection with the Separation, RiverSource Life received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its current financial strength ratings and to cover the allocated separation costs. During the fourth quarter of 2005, RiverSource Life approved and paid dividends to Ameriprise Financial of $380 million.

Included in other liabilities at December 31, 2006 and 2005 are $1 million and $8 million, respectively, payable to Ameriprise Financial for federal income taxes.

13. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $174.1 billion, $160.1 billion and $147.5 billion, respectively, of which $102.4 billion, $86.3 billion and $70.9 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Direct premiums                                            $  561         $  544      $  508
Reinsurance assumed                                             3              2           4
Reinsurance ceded                                            (170)          (176)       (160)
----------------------------------------------------------------------------------------------
Net premiums                                               $  394         $  370      $  352
==============================================================================================

Reinsurance recovered from reinsurers amounted to $115 million, $106 million and $73 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life from its primary obligation to policyholders.

107 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

14. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments enable the end users to manage exposure to credit and various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life enters into various derivative financial instruments as part of its ongoing risk management activities. RiverSource Life does not engage in any derivative instrument trading activities. Credit risk associated with RiverSource Life's derivatives is limited to the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life may, from time to time, enter into master netting agreements wherever practical. As of December 31, 2006 and 2005, the total net fair values, excluding accruals, of derivative product assets were $212 million and $133 million, respectively, and derivative liabilities were $7 million at both balance sheet dates. The net notional amount of derivatives as of December 31, 2006 was $3.1 billion, consisting of $3.2 billion purchased and $0.1 billion written.

Cash Flow Hedges
RiverSource Life uses interest rate products, primarily interest rate swaptions, to hedge the risk of increasing interest rates on forecasted fixed premium product sales. During 2006, 2005 and 2004, no amounts were reclassified into earnings from accumulated other comprehensive income. At December 31, 2006, RiverSource Life expects to reclassify approximately $1 million of net pretax losses on derivative instruments from accumulated other comprehensive income (loss) to earnings during the next 12 months. Currently, the longest period of time over which RiverSource Life is hedging exposure to the variability in future cash flows is 12 years and relates to forecasted fixed annuity sales. There were losses of $4 million for the year ended December 31, 2006, $2 million for the year ended December 31, 2005 and no gains or losses for the year ended December 31, 2004 on derivative transactions or portions thereof that were ineffective as hedges or excluded from the assessment of hedge effectiveness.

During 2006, 2005 and 2004, RiverSource Life recognized the following impacts in other comprehensive income related to its cash flow hedging activity, net of tax:

(IN MILLIONS)                                               2006           2005         2004
----------------------------------------------------------------------------------------------
Holding losses, net of tax of $6, $11 and $11,
   respectively                                            $  (10)        $  (21)     $  (21)
Reclassification of realized losses (gains),
   net of tax of $5, $5 and $1, respectively                    9             10          (2)
----------------------------------------------------------------------------------------------
Net change in unrealized derivative losses                 $   (1)        $  (11)     $  (23)
==============================================================================================

Derivatives Not Designated as Hedges
RiverSource Life has economic hedges that either do not qualify or are not designated for hedge accounting treatment. The fair value assets (liabilities) of these purchased and written derivatives for the years ended December 31 were as follows:

                                                              2006                 2005
-----------------------------------------------------------------------------------------------
(IN MILLIONS)                                          PURCHASED  WRITTEN   PURCHASED  WRITTEN
-----------------------------------------------------------------------------------------------
Equity indexed annuities                                  $ 40     $ (1)       $ 30     $ (1)
GMWB                                                       170       --          95       --
-----------------------------------------------------------------------------------------------
Total                                                     $210     $ (1)       $125     $ (1)
===============================================================================================

Futures contracts are settled daily by exchanging cash with the counterparty and gains and losses are reported in earnings. Accordingly, there are no amounts on the balance sheet related to these contracts.

Certain annuity products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the amount of expenses incurred by RiverSource Life related to equity indexed annuities will positively or negatively impact earnings. As a means of economically hedging its obligations under the provisions of these products, RiverSource Life writes and purchases index options and occasionally enters into futures contracts. Purchased options used in conjunction with these products are reported in other assets and written options are included in other liabilities. Additionally, certain annuity products contain GMWB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments. The GMWB provision is considered an embedded derivative and is valued each period by estimating the present value of future benefits less applicable fees charged for the rider using actuarial models, which simulate various economic scenarios. RiverSource Life economically hedges the exposure related to the GMWB provision using various equity futures, interest rate swaps and structured derivatives.

108 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Embedded Derivatives
As noted above, certain annuity products have returns tied to the performance of equity markets. The equity component of the annuity product obligations are considered embedded derivatives. Additionally, certain annuities contain GMWB and GMAB provisions, which are also considered embedded derivatives. The fair value of the embedded derivative is included as part of the equity indexed annuities. The changes in fair value of the equity indexed annuities are reflected in interest credited to account values and the changes in fair value of the GMWB and GMAB features are reflected in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded derivatives for equity indexed annuities and the fair value of the embedded options for GMWB and GMAB are recognized in future policy benefits in the Consolidated Balance Sheets. The total fair value of these instruments, excluding the host contract, was $33 million and $48 million at December 31, 2006 and 2005, respectively.

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                   2006                         2005
---------------------------------------------------------------------------------------------------------------
                                                         CARRYING         FAIR        CARRYING         FAIR
(IN MILLIONS)                                              VALUE          VALUE         VALUE          VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values  $75,336        $75,336       $66,718        $66,718
Commercial mortgage loans on real estate, net               2,790          2,875         2,842          2,977
Other investments                                             108            112           127            131

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                $   (10)       $   (10)      $    32        $    32
Fixed annuity reserves                                     21,626         20,981        24,638         23,841
Separate account liabilities                               43,516         41,623        33,154         31,743
---------------------------------------------------------------------------------------------------------------

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Other investments include RiverSource Life's interest in syndicated loans, which are carried at amortized cost less allowance for losses. Fair values were based on quoted market prices.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Consolidated Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $1.5 billion as of both December 31, 2006 and 2005. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $422 million and $496 million as of December 31, 2006 and 2005, respectively.

109 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

RiverSource Life Insurance Company
-------------------------------------------------------------------------------

Fair values of separate account liabilities, excluding life insurance-related elements of $5.8 billion and $4.8 billion as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $2.3 billion and $2.0 billion as of December 31, 2006 and 2005, respectively.

16. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life had no material commitments to purchase investments other than mortgage loan fundings (see Note 4).

RiverSource Life's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

110 - RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                               S-6333 E (5/07)

                            PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994 filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File
         No. 33-62457 and is herein incorporated by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000 filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 and is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999 filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 and is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005 filed electronically on or about April 26, 2006 as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007 filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(b)      Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 19 on Form N-6 (33-62457)and is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit (f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302, is incorporated by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001 and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999 between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001 and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 and is incorporated by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 and is incorporated by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.8(a) to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement dated October 1, 2002 among Variable Insurance Products Funds, Fidelity Distributors and IDS Life Insurance Company filed electronically as Exhibit (h)(9) to Post-Effective Amendment No. 10 to Registration Statement No. 33-62457 is incorporated herein by reference.

(h)(10)  Copy of Amended and Restated Participation Agreement dated August
         1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006 as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 and is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Apsen Series filed electronically as
         Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 333-69777 and is incorporated by reference.

(h)(13)  Copy of Amended and Restated Fund Participation Agreement dated
         October 16, 2006, by and among, American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit
         (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69888 and is incorporated herein by reference.

(h)(15) Copy of Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

(h)(16) Copy of Participation Agreement by and among IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.12(c) to Post-Effective Amendment No. 3 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Participation Agreement by and among Royce Capital Fund and Royce & Associates, Inc. and IDS Life Insurance Company, dated September 1, 1999, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company, dated August 30, 1999, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
         Exhibit 27(h)(23) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Oct. 31, 2005 filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 and is herein incorporated by reference.

(i)      Not applicable

(j)      Not applicable

(k)      Consent and Opinion of Counsel is filed electronically herewith.

(l)      Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
         Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculation of Illustrations for Succession Select is filed electronically herewith as Exhibit (m)(1).

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o)      Not applicable.

(p)      Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by refernce.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated January 2, 2007 is filed electronically herewith.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance
---------------------------------------------------------------------------
Company
-------

Name                    Principal Business Address*    Position and Offices with Depositor
------------------------------------------------------ ----------------------------------------
Neysa M. Alecu                                         Anti-Money Laundering Officer

Gumer C. Alvero                                        Director and Executive Vice President
                                                       - Annuities

Timothy V. Bechtold                                    Director and President

Kent M. Bergene                                        Vice President - Affiliated Investments

Walter S. Berman                                       Vice President and Treasurer

Richard N. Bush                                        Senior Vice President - Corporate Tax

Pat H. Carey                                           Vice President-Fund Relations

Charles R. Caswell                                     Reinsurance Officer

Mark Gorham                                            Illustration Actuary

Jim Hamalainen                                         Vice President - Investments

Timothy J. Masek                                       Vice President - Investments

Michelle M. Keeley                                     Vice President - Investments

Brian J. McGrane                                       Director, Executive Vice President
                                                       and Chief Financial Officer

Thomas R. Moore                                        Secretary

Thomas W. Murphy                                       Vice President - Investments

Benji Orr                                              Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                        Director, Vice President and Chief Actuary

Julie A. Ruether                                       Chief Compliance Officer - Separate Accounts
                                                       and Assistant Secretary

Bruce H. Saul                                          Assistant General Counsel and Assistant Secretary

Mark E. Schwarzmann                                    Director, Chairman of the Board
                                                       and Chief Executive Officer

Heather M. Somers                                      Assistant General Counsel and Assistant Secretary

Bridget M. Sperl                                       Executive Vice President - Client
                                                       Service

David K. Stewart                                       Vice President and Controller

* Unless otherwise noted, the business address is 70100 Amerprise Financial Center,
  Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 30(c)


                              NET UNDERWRITING
NAME OF PRINCIPAL             DISCOUNTS AND      COMPENSATION ON   BROKERAGE
UNDERWRITER                   COMMISSIONS        REDEMPTION        COMMISSIONS   COMPENSATION
-----------                   -----------        ----------        -----------   ------------
RiverSource Life Insurance    $290,026,122       None              None          None
Company

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of April, 2007.

                     RiverSource Variable Life Separate Account
                                  (Registrant)

                     By: RiverSource Life Insurance Company
                                   (Depositor)

                         By /s/  Timothy V. Bechtold*
                            ----------------------------------
                                 Timothy V. Bechtold
                                 President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2007.


/s/  Gumer C. Alvero*                         Director and Executive Vice
------------------------------------          President - Annuities
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and President
------------------------------------
     Timothy V. Bechtold

/s/  Brian J. McGrane*                        Director, Executive Vice President
------------------------------------          and Chief Financial Officer
     Brian J. McGrane                         (Principal Financial Officer)

/s/  Kevin E. Palmer*                         Director, Vice President and
------------------------------------          Chief Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Director, Chairman of the Board
------------------------------------          and Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  Bridget M. Sperl*                        Executive Vice President -
------------------------------------          Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                        Vice President and Controller
------------------------------------          (Principal Accounting Officer)
     David K. Stewart

* Signed pursuant to Power of Attorney dated January 2, 2007 is filed electronically herewith, by:


/s/ Rodney J. Vessels
----------------------
    Rodney J. Vessels
    Assistant General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 20
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

    The prospectus for RiverSource Succession Select(SM) Variable Life
    Insurance

Part B.

    Combined Statement of Additional Information for RiverSource Succession Select(SM) Variable Life Insurance and Financial Statements for RiverSource Variable Life Separate Account

Part C.

Other information.

The signatures.

Exhibits.